File No. 33-44254
811-6490

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre‑Effective Amendment No.	[__]

Post‑Effective Amendment No. 55	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 55 [X]

(Check appropriate box or boxes.)

Dreyfus Premier Investment Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922-6000

Michael A Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

____	immediately upon filing pursuant to paragraph (b)

____	on March 1, 2009 pursuant to paragraph (b)

X	60 days after filing pursuant to paragraph (a)(1)

____	on (date) pursuant to paragraph (a)(1)

____	75 days after filing pursuant to paragraph (a)(2)

____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Dreyfus
Diversified Global Fund

Class/Ticker   A  DDGAX   C  DDGCX   I  DDGIX

PROSPECTUS March ___, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON

ASSET MANAGEMENT

Fund Summary

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 19 of the prospectus and in the How to Buy Shares section on page __ of the fund’s Statement of Additional Information (SAI). Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year. The fund pays no management fee to The Dreyfus Corporation (Dreyfus); however, the underlying funds in the Dreyfus Family of Funds in which the fund invests pay management fees to Dreyfus or its affiliates, which are reflected in the fee table below. Certain fees and expenses are incurred indirectly by the fund as a result of investing in the underlying funds. Dreyfus has contractually agreed, until March 1, 2011, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50%.

Shareholder transaction fees (fees paid directly from your investment)

	Class A	Class C	Class I

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	none	none	none
Distribution (12b-1) fees	none	.75	none
Other expenses (including shareholder services fees)	XXX	XXX	XXX
Total annual fund operating expenses	XXX	XXX	XXX
Underlying funds fees and expenses	XXX	XXX	XXX
Total annual fund and underlying funds operating expenses	XXX	XXX	XXX
Fee waiver and/or expense reimbursement	XXX	XXX	XXX
Net operating expenses	XXX	XXX	XXX

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the

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same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

To pursue its goal, the fund normally allocates its assets among other mutual funds advised by Dreyfus, referred to as underlying funds, that invest primarily in equity securities issued by U.S. and foreign companies. The fund is designed to provide diversification by investing the majority of its assets in underlying funds that provide exposure to multiple global strategies. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. Dreyfus seeks to diversify the fund’s investments by including underlying funds that have global portfolios that focus on, but are not limited to, growth, equity income, core, real estate, sustainability and tactical asset allocation.

The Dreyfus Investment Committee determines the underlying funds and sets the target allocations. The underlying funds and the fund’s ranges (expressed as a percentage of the fund’s investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Range

Dreyfus Global Equity Income Fund	0% to 35%

Dreyfus Worldwide Growth Fund	0% to 35%

Global Alpha Fund	0% to 35%

Global Stock Fund	0% to 35%

Dreyfus Global Sustainability Fund	0% to 35%

Dreyfus Global Real Estate Securities Fund	0% to 35%

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PRINCIPAL RISKS

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

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Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus investment committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve there investment objectives, and their performance may be lower than that of the overall performance of the international asset class. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

●

Conflicts of interest risk. The fund’s investment adviser, Dreyfus, or its affiliates serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus investment committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates. These situations are considered by the fund’s Board when it reviews the asset allocations for the fund.

The fund invest in shares of the underlying funds and thus is subject to the same principal risks as the underlying funds, which are described below. For more information regarding these risks, see the prospectus for the specific underlying fund.

●

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●

Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

●

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

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Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

PERFORMANCE

As a new fund, past performance information is not included in this part of the prospectus.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is Dreyfus. Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which is comprised of Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA and Kieth L. Stransky, CFA. Messrs. Maisano, Hoey and Reilly, as members of the committee, have managed the fund since the fund’s inception. Messrs. Disdier, Sheldon and Stransky, as members of the committee, have managed the fund together with Messrs. Maisano, Hoey and Reilly since July 2009.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by mail, telephone or online at www.Dreyfus.com. Your shares will be sold at the net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Details

GOAL AND APPROACH

The fund seeks long-term capital appreciation. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by Dreyfus, referred to as underlying funds, that invest primarily in equity securities issued by U.S. and foreign companies. The fund is designed to provide diversification by investing the majority of its assets in underlying funds that provide exposure to multiple global strategies. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. Dreyfus seeks to diversify the fund’s investments by including underlying funds that have global portfolios that focus on, but are not limited to, growth, equity income, core, real estate, sustainability and tactical asset allocation.

The Dreyfus Investment Committee determines the underlying funds and sets the target allocations. The underlying funds and the fund’s ranges (expressed as a percentage of the fund’s investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Range

Dreyfus Global Equity Income Fund	0% to 35%

Dreyfus Worldwide Growth Fund	0% to 35%

Global Alpha Fund	0% to 35%

Global Stock Fund	0% to 35%

Dreyfus Global Sustainability Fund	0% to 35%

Dreyfus Global Real Estate Securities Fund	0% to 35%

The underlying funds and their target weightings are selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. The target weightings will deviate over the short term because of market movements and fund cash flows. The target weightings do not reflect the fund’s working cash balance — a portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. Any changes to the underlying funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the underlying funds. The Dreyfus Investment Committee has the discretion to change the underlying funds as well as add additional funds or asset classes when the committee deems it necessary. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load.

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Description of the Underlying Funds

The fund pursues its goal by investing in a mix of underlying funds, which in turn may invest directly in securities as described below. Although the fund has no intention of investing directly in securities, it is permitted to so invest.

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Dreyfus Global Equity Income Fund

The fund seeks total return (consisting of capital appreciation and income). The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities. The fund seeks to focus on dividend-paying stocks of companies located in the developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. The fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. The fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

The fund’s portfolio manager typically will purchase stocks that, at the time of purchase, have a yield premium to the yield of the FTSE World Index, the fund’s benchmark. FTSE World Index is an unmanaged, free-float market capitalization-weighted index that is designed to measure the performance of 90% of the world’s investable stocks issued by large and mid-cap companies in developed and advanced emerging markets. The portfolio manager will combine a top-down approach, emphasizing economic trends and current investment themes on a global basis, with a bottom-up stock selection, based on fundamental research, as described below. In seeking to achieve higher yields, the fund’s country and sector allocations may vary significantly from those of the FTSE World Index. Although the fund’s investments will be focused among the major developed markets of the world, the fund may invest up to 30% of its assets in emerging markets.

In choosing stocks, the portfolio manager considers: key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as changing demographics, the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; company fundamentals; and long-term trends in currency movements. Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector.

The portfolio manager typically sells a stock when its yield drops below the yield of the FTSE World Index. The portfolio manager also generally will sell securities when themes change or when the portfolio manager determines that a company’s prospects have changed or that its stock is fully valued by the market.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. Since the value of foreign currencies can fluctuate significantly and potentially result in losses for investors, the portfolio manager may seek to manage currency risk by hedging all or a portion of the fund’s currency exposure and, in his discretion, may employ certain techniques designed to alter the fund’s foreign currency exposure. Generally, this involves buying options, futures or forward contracts relating to foreign currencies.

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The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, Newton Capital Management Limited, as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

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Dreyfus Worldwide Growth Fund

The fund seeks long-term capital appreciation consistent with the preservation of capital; current income is a secondary goal. The fund’s investment objectives are fundamental policies which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goals, the fund normally invests at least 80% of its assets in the common stock of U.S. and foreign companies. The fund will normally invest at least 25% of its assets in foreign companies and at least 25% of its assets in U.S. companies.

The fund focuses on “blue chip” multinational companies with total market values of more than $5 billion. “Blue chip” companies are established companies that are considered “known quantities.” These companies often have a long record of profit growth and dividend payment and a reputation for quality management products and services. Multinational companies are large, established, globally managed companies that manufacture and distribute their products and services throughout the world.

In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund is also alert to companies which it considers undervalued in terms of earnings, assets or growth prospects.

The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A “buy-and-hold” strategy is an investment strategy characterized by a low portfolio turnover rate, which helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.

The fund typically sells a stock when it believes there is a significant adverse change in a company’s business fundamentals that may lead to a sustained impairment in earnings power.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged Fayez Sarofim & Co. as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

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Global Alpha Fund

The fund seeks total return. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The fund’s investments will be focused among the major developed capital markets of the world, such as the U.S., Canada, Japan, Australia and Western Europe. The fund ordinarily invests in at least three countries. The fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options or forward contracts, which should enable the fund’s portfolio managers to implement investment decisions quickly and cost-effectively. The fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The fund’s portfolio managers seek to deliver value added excess returns (“alpha”) by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond and currency markets are driven by this quantitative investment process

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and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. The portfolio managers analyze the valuation signals and estimate the expected returns from distinct sources of alpha — country equity markets, country bond markets, stock versus bond markets, and currency allocation — to construct a portfolio of long and short positions allocated across individual country, equity, bond and currency markets. The fund’s asset allocation and performance baseline benchmark is a hybrid index comprised of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index (half-hedged). The portfolio managers have considerable latitude in allocating the fund’s assets and in selecting derivative instruments and securities to implement the fund’s investment approach, and there is no limitation as to the amount of fund assets required to be invested in any one asset class. Consequently, the fund’s portfolio generally will not have the same characteristics as the baseline benchmark. The portfolio managers also assess and manage the overall risk profile of the fund’s portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as priced to offer greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country’s equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the “risk premium” within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the fund’s assets between the country’s equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

Although the fund’s investments will be focused among the major developed capital markets of the world, the fund may invest up to 20% of its assets in emerging markets.

The asset classes in which the fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the fund will be affected by its allocation among equities, bonds and currencies. If the fund favors exposure to an asset class during a period when that class underperforms, performance may be hurt.

The fund will use to a significant degree derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced)) basis. These transactions involve a commitment by the fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The fund may “sell short” securities and other instruments. In a short sale, for example, the fund sells a security it has borrowed, with the expectation that the security will decline in value. The fund’s potential

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loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Short-selling is considered “leverage” and may involve substantial risk. The fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, Mellon Capital Management Corporation, as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

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Global Stock Fund

The fund seeks long-term total return. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in stocks. The fund’s investments will be focused on companies located in the developed markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. The fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and warrants. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in IPOs or shortly thereafter.

The fund’s sub-investment adviser, Walter Scott & Partners Limited (Walter Scott), seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, Walter Scott restates the company’s income statement, flow of funds, and balance sheet to a cash basis. This analysis assists Walter Scott in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company. If a company passes Walter Scott’s more stringent financial criteria, Walter Scott then conducts a detailed investigation of the company’s products, cost and pricing, competition and industry position and outlook. Companies that meet the collective criteria of Walter Scott are visited with a view to understanding whether the company has the ability to generate sustained growth in the future. Walter Scott uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book. The fund’s portfolio managers select those stocks that meet Walter Scott’s criteria where the expected growth rate is available at reasonable valuations.

Geographic and sector allocations are results of, not part of, the investment process. Walter Scott does not use benchmark indices as a tool for active portfolio management. Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund’s investment returns generally will be compared to those of the Morgan Stanley Capital International (MSCI) World Index. The MSCI World Index is a free float-adjusted, market capitalization index that is designed to measure the equity market performance of developed markets, including the United States, Canada, Australia, Europe, New Zealand and the Far East.

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Although the fund’s investments will be focused among the major developed markets of the world, the fund may invest up to 20% of its assets in emerging markets.

Walter Scott believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential. Accordingly, it is expected that the fund typically will maintain a low annual portfolio turnover rate.

Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of a stock held by the fund if it becomes overweighted as determined by Walter Scott.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The currency exposure of the fund’s portfolio may be substantially unhedged to the U.S. dollar, but, at times, Walter Scott may seek to manage currency risk by hedging a portion of the fund’s currency exposure to the U.S. dollar.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, Walter Scott, as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

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Dreyfus Global Sustainability Fund

The fund seeks capital growth. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally invests primarily in the stocks of companies that have sustainable operating practices and/or produce sustainable products or services and that meet certain fundamental investment criteria as described below. Companies that maintain sustainable operating practices are those, for example, that use best industry practices in their operations, provide leadership in an industry, offer the highest levels of transparency of operations and/or demand accountability of vendors, suppliers and customers. Companies that produce sustainable products or services are those, for example, that provide services to improve energy efficiency, produce products to meet the highest levels of efficiency and/or provide technologies to improve environmental performance.

The fund’s investments are focused among the major developed markets of the world, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. The fund, however, may invest up to 20% of its assets in emerging markets, but will not invest more than 10% of its assets in any one emerging market country. The fund ordinarily invests in the stocks of companies in at least three countries, and, at times, may invest a substantial portion of its assets in the stocks of companies in a single country. The fund may invest in the stocks of companies of any market capitalization, although it focuses on large capitalization companies (generally, with market capitalizations of $5 billion or more at the time of purchase). The fund’s stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in IPOs or shortly thereafter.

The fund’s benchmark is the Dow Jones Sustainability World Index (DJSI World), which tracks the performance of the largest companies in the Dow Jones Wilshire Global Index assessed to be leaders in corporate sustainability. Corporate sustainability is defined by the DJSI World as a business approach to create long-term shareholder value by taking advantage of opportunities and managing risks created by economic, environmental and social developments. The DJSI World component companies are selected based on the application of general and industry specific criteria to assess corporate sustainability. The companies in the DJSI World represent primarily developed markets and the weighting of any component company is capped at 10% of the total market capitalization of the DJSI World. The fund’s investable universe includes the companies comprising the DJSI World and companies not included in the DJSI

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World that meet the fund’s sustainability criteria. The portfolio managers generally use publicly available information, including reports prepared by “watchdog” groups and governmental agencies, as well as information obtained from research vendors, the media and the companies themselves, to assist them in determining whether a company not included in the DJSI World meets the fund’s sustainability criteria. Any potential investment by the fund must pass both the fund’s sustainability criteria and its investment criteria.

The portfolio managers use a proprietary model to rank stocks within geographic regions, countries and economic sectors based on several characteristics, including:

●	value, or how a stock is priced relative to its perceived intrinsic value

●	growth, in this case the sustainability or growth of earnings

●	financial profile, which measures the financial health of the company

The fund’s portfolio managers then select the stocks that meet the fund’s sustainability criteria and investment criteria. The portfolio managers manage risk by diversifying the fund’s investments across regions, countries, sectors and industries. The fund’s investment process is designed to provide investors with investment exposure to region, country, sector and industry characteristics generally similar to those of the DJSI World. The fund’s sustainability investment criteria may limit the number of investment opportunities available to the fund, and, as a result, at times the fund’s returns may be lower than those of funds that are not subject to such special investment considerations.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

“Dow Jones” and “Dow Jones Sustainability World IndexSM” are service marks of Dow Jones & Company, Inc. (“Dow Jones”). The Dow Jones Sustainability World IndexSM is published pursuant to an agreement between Dow Jones and SAM Indexes Gmbh (“SAM”) and have been licensed for use for certain purposes by Dreyfus. The fund is not sponsored, endorsed, sold or promoted by Dow Jones or SAM, and neither Dow Jones nor SAM makes any representation regarding the advisability of investing in the fund.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, Mellon Capital Management Corporation, as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

*******

Dreyfus Global Real Estate Securities Fund

The fund seeks to maximize total return consisting of capital appreciation and current income. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in publicly-traded equity securities of companies principally engaged in the real estate sector. The fund considers a company to be “principally engaged” in the real estate sector if at least 50% of the company’s total revenues or earnings are derived from or at least 50% of the market value of its assets are attributed to the development, ownership, construction, management or sale of real estate, as determined by Urdang Securities Management, Inc. (Urdang), the fund’s sub-investment adviser. The fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants, equity interests in foreign investment funds or trusts, depositary receipts and other equity investments.

The fund normally invests in a global portfolio of equity securities of real estate companies, including REITs and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States).

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Under normal market conditions, the fund expects to invest at least 40% of its assets in companies whose principal place of business is located outside the United States, and will invest in at least 10 different countries (including the United States). Although the fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. The fund’s benchmark is the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Global Real Estate Index (FTSE EPRA/NAREIT Global Real Estate Index), a market capitalization weighted index of exchange-listed real estate companies and REITs worldwide.

In selecting investments for the fund’s portfolio, Urdang uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective. Generally, Urdang combines bottom-up real estate research and its Relative Value Model (RVM) securities valuation process. In conducting its bottom-up research, Urdang engages in an active analysis process that includes regular and direct contact with the companies in the fund’s investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary RVM, Urdang seeks to establish the validity of the price of a security relative to its peers by providing statistically significant solutions to business- and management-related uncertainties, such as the impact on value of:

●	leverage;

●	growth rate;

●	market capitalization; and

●	property type.

The RVM process is based on arbitrage pricing theory and is used by Urdang to establish sector and company financial models which are used to evaluate the validity of a stock’s premium or discount to net asset value relative to its peers.

Urdang has entered into a strategic relationship with NAI Global™ (NAI) to access a proprietary research database covering commercial real estate firms and sector fundamentals worldwide. NAI is the world’s largest network of independently owned commercial real estate brokerage firms. This strategic relationship provides Urdang with exclusive access to NAI’s entire global database of fundamental real estate information. If the relationship between Urdang and NAI is modified or terminated, Urdang may no longer have access to NAI’s global database and resources, which could have a negative impact on its ability to provide day-to-day management of the fund’s investments.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, Urdang, as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

*******

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INVESTMENT RISKS

The fund’s principal risks are discussed below. An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

●

Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus investment committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve there investment objectives, and their performance may be lower than that of the overall performance of the international asset class. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

●

Conflicts of interest risk. The fund’s investment adviser, Dreyfus, or its affiliates serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus investment committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates. These situations are considered by the fund’s Board when it reviews the asset allocations for the fund.

The fund invest in shares of the underlying funds and thus is subject to the same principal risks as the underlying funds, which are described below. For more information regarding these risks, see the prospectus for the specific underlying fund.

●

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●
Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

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●

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

●

Real estate sector risk. Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the Investment Company Act of 1940. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time.

●

Large cap stock risk. By focusing on large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

●

Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

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●

Value stock risk. Value stocks involve the risk that they may never reach their expected market value, either because the market fails to recognize the stock’s intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

●

Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).

●

ETF risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

●
Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities may have greater exposure to liquidity risk than domestic securities.

●

Leveraging risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

●

Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. The fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.

●

Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

●

IPO risk. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

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●

Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund and each underlying fund could invest some or all of its assets in the securities of U.S. issuers, U.S. Treasury securities and money market securities. Although the fund or underlying fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund or underlying fund may not achieve its investment objective.

To the extent an underlying fund invests in fixed-income securities, such investments will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the underlying fund invests in bonds, the underlying fund’s share price. The longer the effective maturity and duration of these investments, the more likely the underlying fund’s share price will react to changes in interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the underlying fund’s fixed-income investments will have its credit rating downgraded.

Certain underlying funds may seek to achieve their respective investment objectives by allocating their investments among various asset classes. The asset classes in which an underlying fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the underlying fund will be affected by its allocation among such asset classes. If an underlying fund favors exposure to an asset class during a period when that class underperforms, performance may be hurt.

At times, the underlying funds may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the respective underlying fund’s after-tax performance. From time to time, an underlying fund may experience relatively large purchases or redemptions due to asset allocation decisions made by Dreyfus or its affiliates for their clients, including the fund, which may increase such transaction costs.

As a regulated investment company (RIC), a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Certain underlying funds may gain exposure to local currency markets through forward currency contracts. Although foreign currency gains currently constitute qualifying income, the U.S. Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of a fund’s foreign currency-denominated positions as not qualifying income, and there is a remote possibility that such regulations might be applied retroactively, which could result in adverse tax consequences for the fund.

Investing by a fund in pooled investment vehicles may involve duplication of advisory fees and certain other expenses.

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MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $313 billion in 194 mutual fund portfolios. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended October 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.1 trillion in assets under custody and administration and $966 billion in assets under management, and it services more than $11.9 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which has managed the fund since the fund’s inception. The committee is comprised of Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA. Mr. Maisano is Chief Investment Strategist of BNY Mellon Asset Management and Chief Investment Officer, Vice Chair and a director of Dreyfus, where he has been employed since November 2006. Prior to joining Dreyfus, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors LLC (EACM), an affiliate of Dreyfus, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.Mr. Hoey is Chief Economist of Dreyfus and Chief Economist and Senior Vice President of BNY Mellon. He joined Dreyfus in 1991 as chief economist. Mr. Disdier has been employed by Dreyfus since 1988 and currently oversees all fixed income and cash management investment strategies at BNY Mellon Asset Management. Mr. Reilly is Director of Investment Oversight at Dreyfus and has managed the Dreyfus Investment Oversight team since 2005. He is also Director of Equity Strategies for BNY Mellon Asset Management and has been employed by Dreyfus or its affiliates since 1990. Mr. Sheldon is director of Investment Strategy for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon (and its predecessor) since 1995. He also is employed by Dreyfus. Mr. Stransky is the chief investment officer (traditional) and a senior portfolio manager for EACM, where he has been employed since 1983. He also is employed by Dreyfus.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or

17

MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

CHOOSING A SHARE CLASS

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, C and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

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Class A shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an annual shareholder services fee of ..25%.

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

●	plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

●	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

	Total Sales Load -- Class A Shares

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share

Less than $50,000	5.75	6.10
$50,000 to less than $100,000	4.50	4.70
$100,000 to less than $250,000	3.50	3.60
$250,000 to less than $500,000	2.50	2.60
$500,000 to less than $1,000,000	2.00	2.00
$1,000,000 or more*	-0-	-0-

* No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

●

Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

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●

Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

●

Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

●	full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

●	board members of Dreyfus and board members of the Dreyfus Family of Funds

●	full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

●	“wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

●

qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

●

qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund since on or before February 28, 2006

●

investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options

●

members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

●	participants in certain Health Savings Account programs

●	employees participating in qualified or non-qualified employee benefit plans

●

shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

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Class C shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys  more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee  of .75% and an annual shareholder  services fee of .25%. Over time, the Rule 12b-1 fees may cost you more than paying an  initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

●	bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

●

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans

●	law firms or attorneys acting as trustees or executors/administrators

●	foundations and endowments that make an initial investment in the fund of at least $1 million

●

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

●	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

CDSC waivers

The fund’s CDSC on Class A and C shares may be waived in the following cases:

●	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

●	redemptions made within one year of death or disability of the shareholder

●	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

●	redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

●	redemptions from qualified and non-qualified employee benefit plans

22

BUYING AND SELLING SHARES

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

23

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568
Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for traditional, spousal and roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. The minimum initial and subsequent investment for Dreyfus automatic investment plans is $100. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

●	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

●	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55268

24

Boston, MA 02205-8502

By Mail – IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568

A signature guarantee is required for some written sell orders. These include:

●	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

●	requests to send the proceeds to a different payee or address

●	amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

25

GENERAL POLICIES

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

●	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

●	change its minimum or maximum investment amounts

●	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

●	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

●	refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor

26

and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

27

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

If the fund invests all of its assets in shares of the underlying funds, its distributable income and gains will normally consist entirely of distributions from the underlying funds’ income and gains and losses on the dispositions of shares of underlying funds. A portion of any qualified dividends received by the fund from an underlying fund may be designated as qualified dividend income as well, provided the fund meets holding period and other requirements with respect to shares of the underlying fund.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

28

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

29

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by ________, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

7/15/09(commencement of operations) - 10/31/09

	Class A Shares	Class C Shares	Class I Shares

Per Share Data ($):

Net asset value, beginning of period

Investment Operations:

Investment income (loss)-net

Net realized and unrealized gain (loss) on investments

Total from Investment Operations

Net asset value, end of period

Total Return (%)

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets

Ratio of net expenses to average net assets

Ratio of net investment income (loss) to average net assets

Portfolio Turnover Rate

Net Assets, end of period ($ x 1,000)

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus Diversified Global Fund

A series of Dreyfus Premier Investment Funds, Inc.

SEC file number: 811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone Call 1-800-554-4611

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation	6259P0310

Dreyfus
Diversified International Fund

Class/Ticker   A  DFPAX   C  DFPCX   I  DFPIX

PROSPECTUS March ___, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON

ASSET MANAGEMENT

Fund Summary

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 19 of the prospectus and in the How to Buy Shares section on page __ of the fund’s Statement of Additional Information (SAI). Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year. The fund pays no management fee to The Dreyfus Corporation (Dreyfus); however, the underlying funds in the Dreyfus Family of Funds in which the fund invests pay management fees to Dreyfus or its affiliates, which are reflected in the fee table below. Certain fees and expenses are incurred indirectly by the fund as a result of investing in the underlying funds. Dreyfus has contractually agreed, until March 1, 2011, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.20%.

Shareholder transaction fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	none	none
Maximum deferred sales charge (load)
(as a percentage of lower of purchase or sale price) Maximum redemption fee	none	1.00	none
(as a percentage of transaction amount on shares held for less than 60 days)	2.00	2.00	2.00

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	none	none	none
Distribution (12b-1) fees	none	.75	none
Other expenses (including shareholder services fees)	XXX%	XXX%	XXX%
Total annual fund operating expenses	XXX%	XXX%	XXX%
Underlying funds fees and expenses	XXX%	XXX%	XXX%
Total annual fund and underlying funds operating expenses	XXX%	XXX%	XXX%
Fee waiver and/or expense reimbursements	XXX%	XXX%	XXX%
Net operating expenses	XXX%	XXX%	XXX%

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also

1

assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

To pursue its goal, the fund normally allocates its assets among other mutual funds advised by Dreyfus or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies. The fund is designed to provide diversification within the international asset class by investing the majority of its assets in the underlying funds. The underlying funds are selected by a Dreyfus investment committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. Dreyfus seeks to diversify the fund’s investments in terms of market capitalization (by including underlying funds that focus on investing in large, mid or small cap companies), by investment style (by including underlying funds that focus on growth or value stocks) and by geographic region (by including underlying funds that focus on developed or emerging markets).

The Dreyfus investment committee determines the underlying funds and sets the target allocations. The underlying funds and the fund’s ranges (expressed as a percentage of the fund’s investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Ranges

Dreyfus International Equity Fund	0% to 40%

International Stock Fund	0% to 40%

Dreyfus International Value Fund	0% to 40%

Dreyfus/Newton International Equity Fund	0% to 40%

Emerging Markets Opportunity Fund	0% to 20%

Dreyfus Emerging Markets Fund	0% to 20%

Dreyfus Emerging Asia Fund	0% to 10%

2

PRINCIPAL RISKS

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

●

Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus investment committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve there investment objectives, and their performance may be lower than that of the overall performance of the international asset class. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

●

Conflicts of interest risk. The fund’s investment adviser, Dreyfus, or its affiliates serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus investment committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates. These situations are considered by the fund’s Board when it reviews the asset allocations for the fund.

The fund invest in shares of the underlying funds and thus is subject to the same principal risks as the underlying funds, which are described below. For more information regarding these risks, see the prospectus for the specific underlying fund.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●

Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

●

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

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Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

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●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)
Class A

Best Quarter (QX, XXXX): XXXX%. Worst Quarter (QX, XXXX) XXXX%

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/09

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Share Class	1 Year	Since Inception (12/18/07)
Class A returns before taxes	XXXX%	XXXX%
Class A returns after taxes on distributions	XXXX%	XXXX%
Class A returns after taxes on distributions and sale of fund shares	XXXX%	XXXX%
Class C returns before taxes	XXXX%	XXXX%
Class I returns before taxes	XXXX%	XXXX%
Morgan Stanley Capital International Index reflects no deduction for	XXXX%	XXXX%
fees, expenses or taxes

For comparative purposes, the value of the index on 12/31/07 is used as the beginning value on 12/18/07.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is Dreyfus. Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which is comprised of Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA and Kieth L. Stransky, CFA. Messrs. Maisano, Hoey and Reilly, as members of the committee, have managed the fund since the fund’s inception. Messrs. Disdier, Sheldon and Stransky, as members of the committee, have managed the fund together with Messrs. Maisano, Hoey and Reilly since July 2009.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by mail, telephone or online at www.Dreyfus.com. Your shares will be sold at the net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Details

GOAL AND APPROACH

The fund seeks long-term capital appreciation. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus) or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies. Foreign companies are those companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States. The fund is designed to provide diversification within the international asset class by investing the majority of its assets in the underlying funds. The underlying funds are selected by a Dreyfus investment committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. Dreyfus seeks to diversify the fund’s investments in terms of market capitalization (by including underlying funds that focus on investing in large, mid or small cap companies), by investment style (by including underlying funds that focus on growth or value stocks) and by geographic region (by including underlying funds that focus on developed or emerging markets).

The Dreyfus investment committee determines the underlying funds and sets the target allocations. The underlying funds and the fund’s ranges (expressed as a percentage of the fund’s investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Ranges

Dreyfus International Equity Fund	10% to 40%

International Stock Fund	10% to 40%

Dreyfus International Value Fund	10% to 40%

Dreyfus/Newton International Equity Fund	10% to 40%

Emerging Markets Opportunity Fund	0% to 20%

Dreyfus Emerging Markets Funds	0% to 20%

Dreyfus Emerging Asia	0% to 10%

The underlying funds and their target weightings have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. The target weightings will deviate over the short term because of market movements and fund cash flows. The target weightings do not reflect the fund’s working cash balance— a portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The Dreyfus investment committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. Any changes to the underlying funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the underlying funds. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load.

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Description of the Underlying Funds

The fund pursues its goal by investing in a mix of underlying funds, which in turn may invest directly in securities as described below. Although the fund has no intention of investing directly in securities, it is permitted to so invest.

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Dreyfus International Equity Fund

The fund seeks long-term growth of capital. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of companies that are located in the foreign countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index and Canada. The fund’s equity investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund also may invest up to 20% of its net assets in high grade fixed-income securities (i.e., rated A or better or the unrated equivalent) of any maturity or duration.

The fund intends to invest in a broad range of (and in any case at least five different) countries. The fund is not required to invest in every country represented in, or to match the country weightings of, the EAFE Index. The fund may invest up to 25% of its assets in securities of issuers located in emerging market countries, but no more than 5% of its assets may be invested in issuers located in any one emerging market country.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection.

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Stock selection. The portfolio managers use proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.

●	Country allocations. The portfolio managers seek to allocate country weights generally in accordance with the EAFE Index, but deviations from the EAFE Index country weightings may occur.

●

Sector and industry allocations. The portfolio managers group stocks into micro-universes of similar companies within each country to facilitate comparisons. The portfolio managers use the sector allocations of the EAFE Index as a guide, but allocations may differ from those of the EAFE Index.

The fund’s stock selection process is designed to produce a diversified portfolio that, relative to the EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend. While the EAFE Index excludes stocks of companies located in Canada or emerging markets, the fund may invest in such stocks.

The fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset or currency, to increase returns, to manage currency risk, or as part of a hedging strategy.

The fund’s investment adviser is The Boston Company Asset Management, LLC, an affiliate of Dreyfus.

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International Stock Fund

The fund seeks long-term total return. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in stocks. The fund normally invests

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primarily in foreign companies located in the developed markets, such as Canada, Japan, Australia, Hong Kong and Western Europe. The fund ordinarily invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. Although the fund’s investments will be focused among the major developed markets of the world, excluding the United States, the fund may invest up to 20% of its assets in emerging markets. The fund may invest in the securities of companies of any market capitalization. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and warrants. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

Walter Scott & Partners Limited (WSPL), the fund’s sub-investment adviser, seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. WSPL focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, WSPL restates the company’s income statement, flow of funds, and balance sheet to a cash basis. This analysis assists WSPL in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company. If a company passes WSPL’s more stringent financial criteria, WSPL then conducts a detailed investigation of the company’s products, cost and pricing, competition and industry position and outlook. WSPL may visit companies that meet its collective criteria with a view to understanding whether the company has the ability to generate sustained growth in the future. WSPL uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book. The fund’s portfolio managers then select those stocks that meet WSPL’s criteria where the expected growth rate is available at reasonable valuations.

Geographic and sector allocations are results of, not part of, the investment process. WSPL does not use benchmark indices as a tool for active portfolio management. Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund’s investment returns generally will be compared to those of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index. While the EAFE Index excludes stocks of companies located in Canada or emerging markets, the fund may invest in such stocks.

WSPL believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential. Accordingly, it is expected that the fund typically will maintain a low annual portfolio turnover rate.

WSPL typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. WSPL may reduce the weighting of a stock held by the fund if it becomes over-weighted as determined by WSPL.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The currency exposure of the fund’s portfolio may be substantially un-hedged to the U.S. dollar, but, at times, WSPL may seek to manage currency risk by hedging a portion of the fund’s currency exposure to the U.S. dollar.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, WSPL, as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

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Dreyfus International Value Fund

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The fund seeks long-term capital growth. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in stocks. The fund ordinarily invests most of its assets in securities of foreign issuers which Dreyfus considers to be value companies. The fund typically invests in companies in at least ten foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of purchase. The fund’s stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter.

The fund’s investment approach is value oriented and research driven. In selecting stocks, the fund’s portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors:

●	value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

●	business health, or overall efficiency and profitability as measured by return on assets and return on equity

●	business momentum, or the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm

The fund typically sells a stock when it is no longer considered a value stock, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager’s expectations. The fund’s performance benchmark index is the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset or currency, to increase returns, to manage currency risk, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund’s investment adviser is Dreyfus.

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Dreyfus/Newton International Equity Fund

The fund seeks long-term growth of capital. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in common stocks or securities convertible into common stocks (such as convertible preferred stocks, warrants and convertible bonds) of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the fund’s net assets will be invested in countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index. The fund may invest up to 25% of its assets in stocks of companies located in countries (other than the United States) not represented in the EAFE Index, including up to 20% in emerging market countries.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, Newton Capital Management Ltd. (Newton), as the fund’s sub-investment adviser to provide day to day management of the fund’s investments. Newton is an active investment manager that selects stocks within a global framework. The core of Newton’s investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. Newton believes that a global

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comparison of companies is the most effective method of stock analysis, and Newton’s global analysts research investment opportunities by global sector rather than by region.

Idea generation

The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable economic, industrial, or social trends, typically though not exclusively global, that Newton believes will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. Such themes may include:

●	key trends in economic variables, such as a country’s gross domestic product, inflation and interest rates;

●	demographic or social trends and their effects on companies, countries, markets and industries;

●	investment themes, such as the expected impact of technology and globalization on industries and brands;

●	governmental policy;

●	relative valuations of equities, bonds and cash investments; and

●	long-term trends in currency movements.

Newton then identifies specific companies, through fundamental global sector and stock research, using investment themes to help focus the search on areas where the thematic and strategic research indicates superior returns are likely to be achieved.

Research-led

Newton conducts fundamental analysis of investment opportunities on a global basis and uses cross comparisons of companies all over the world to identify securities Newton believes will outperform globally. In conducting its fundamental analysis, Newton’s analysts search for attractively priced companies with good products and strong management that they perceive to possess a sustainable competitive advantage. Newton conducts an initial screening of the universe of stocks by reviewing, among other factors, a company’s price-to-earnings ratios, positive earnings momentum, earnings per share growth expectations, and earnings stability. Newton also utilizes a variety of valuation techniques, which include earnings, asset value, cash flow and cost of capital measurements, in conducting its fundamental analysis.

Newton will generally sell a company’s stock when it believes the themes or strategies leading to the stock’s purchase change or have run their course or when Newton believes the company’s prospects have changed adversely or the stock is fully valued by the market.

Team-based

Newton’s culture encourages all investment professionals to contribute to the data as they observe trends they believe will have an influence on global markets. The close interaction among Newton’s global sector analysts, regional specialists and global portfolio managers is designed to capture their best ideas and to reflect them effectively and consistently for the fund’s portfolio.

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Emerging Markets Opportunity Fund

The fund seeks long-term capital appreciation. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or operations, in emerging market countries. Normally, the fund will invest in at least ten emerging market countries. The fund may invest in the stocks of companies of any size. The

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fund’s stock investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter. The funds also may invest in securities issued by exchange traded funds (ETFs) which generally are designed to provide investment results corresponding to an index.

The portfolio managers begin the investment process by emphasizing a top-down investment approach to allocate the fund’s assets among emerging market countries. The portfolio managers use a quantitative model that incorporates valuation, currency, momentum, growth, interest rate and risk factors to rank emerging market countries and suggest country allocation weights versus the Morgan Stanley Capital International (MSCI) Emerging Markets Index, the fund’s performance benchmark. The portfolio managers then evaluate the model’s rankings and suggested country allocations by assessing certain qualitative factors, such as political and economic developments, and market factors, such as liquidity. The portfolio managers typically will overweight the fund’s investment in emerging market countries identified by the model as attractive, and underweight those countries identified as unattractive, with any adjustments resulting from the qualitative assessment being primarily in the magnitude of the position with limitations on the direction (i.e., from overweight to neutral, not all the way to underweight).

To select individual stocks within emerging market countries, the portfolio managers use a bottom-up investment approach, focusing on fundamental analysis and assessments of company management, product line and competitive position to rank individual stocks. The portfolio managers typically overweight the stocks of companies considered to be attractive, and underweight those stocks considered to be unattractive, from an investment perspective.

The portfolio managers also assess and manage the overall risk profile of the fund’s portfolio. The currency exposure of the fund’s portfolio typically is un-hedged to the U.S. dollar, since currency is an implicit part of the country allocation and stock selection process.

The fund typically sells a stock when its ranking is downgraded, when it significantly underperforms the local country index or falls short of the portfolio managers’ expectations, or to underweight exposure to a particular market.

The fund may, but is not required to, use derivatives, such as futures, options, forward contracts and swaps, as a substitute for investing directly in an underlying asset, to increase returns, to manage market and/or interest rate risk, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund’s investment adviser is Dreyfus.

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Dreyfus Emerging Asia Fund

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of companies that are located or principally traded in Asian emerging market countries and other investments that are tied economically to Asian emerging markets. Asian countries considered by the fund to have emerging markets currently include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in initial public offerings or shortly thereafter.

The fund is not required to invest in a minimum number of Asian emerging market countries, and, at times, the fund may invest a substantial portion of its assets in a single Asian emerging market country. To determine where the fund invests, the portfolio managers analyze several factors, including:

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●	economic and political trends in Asian emerging market countries

●	the current financial condition and future prospects of individual companies and sectors in the Asian

●	emerging markets

●	the valuation of one company, sector or market relative to that of another

The portfolio managers generally seek companies with accelerated earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies include high-quality corporate governance, management with a commitment to increasing shareholder value, strong earnings momentum with consistent free cashflow generation, sound business fundamentals and long-term vision. The fund’s benchmark is the MSCI Emerging Markets Asia Index.

The fund expects that its direct investments generally will be in securities listed on exchanges. The fund, however, may gain exposure to certain issuers and markets, such as India, Vietnam and the A shares market of China, by investing in participatory notes issued by banks, broker/dealers and other financial institutions or other structured or derivative instruments that are designed to replicate, or otherwise provide exposure to, the performance of such issuers and markets. The fund also may invest in American Depositary Receipts (ADRs), which represent indirect ownership of securities issued by foreign companies.

Many of the securities in which the fund invests are denominated in foreign currencies. To protect the fund against potential depreciation of such foreign currencies versus the U.S. dollar, the fund may engage in currency hedging.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), swaps and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The fund also may invest in pooled investment vehicles, such as exchange traded funds (ETFs) and similarly structured pooled investments, in order to provide exposure to certain equity markets while maintaining liquidity.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund’s investment advisor is Dreyfus. Dreyfus has engaged Hamon U.S. Investment Advisors Limited as the fund’s sub-investment advisor to provide day to day management of the fund’s investments.

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Dreyfus Emerging Markets Fund

The fund seeks long-term capital growth. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or business, in emerging market countries. Normally, the fund will not invest more than 25% of its total assets in the securities of companies in any one emerging market country. The fund’s stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter.

In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research using a value-oriented, research-driven approach. Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors:

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●	value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

●	business health, or overall efficiency and profitability as measured by return on assets and return on equity

●	business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term or midterm

The fund considers emerging market countries to be generally all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets Index. The MSCI Emerging Markets Index is a market-capitalization weighted index designed to measure the equity performance of 26 emerging market countries in Europe, Latin America and the Pacific Basin.

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the manager’s expectations.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund’s investment advisor is Dreyfus.

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INVESTMENT RISKS

The fund’s principal risks are discussed below. An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

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Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus investment committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve there investment objectives, and their performance may be lower than that of the overall performance of the international asset class. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

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Conflicts of interest risk. The fund’s investment adviser, Dreyfus, or its affiliates serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus investment committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates. These situations are considered by the fund’s Board when it reviews the asset allocations for the fund.

The fund invest in shares of the underlying funds and thus is subject to the same principal risks as the underlying funds, which are described below. For more information regarding these risks, see the prospectus for the specific underlying fund.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●

Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

●

Asian emerging market concentration risk. Because the fund’s investments are concentrated in Asian emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, and less efficient markets. Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian emerging market countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.

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●

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

●

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

●

Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

●

Value stock risk. Value stocks involve the risk that they may never reach their expected market value, either because the market fails to recognize the stock’s intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

●

Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).

●

Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities may have greater exposure to liquidity risk than domestic securities.

●

Leveraging risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

●	Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the

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risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. The fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.

●

Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

●

IPO risk. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

●

Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund and each underlying fund could invest some or all of its assets in the securities of U.S. issuers, U.S. Treasury securities and money market securities. Although the fund or underlying fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund or underlying fund may not achieve its investment objective.

To the extent an underlying fund invests in fixed-income securities, such investments will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the underlying fund invests in bonds, the underlying fund’s share price. The longer the effective maturity and duration of these investments, the more likely the underlying fund’s share price will react to changes in interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the underlying fund’s fixed-income investments will have its credit rating downgraded.

At times, the underlying funds may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the respective underlying fund’s after-tax performance. From time to time, an underlying fund may experience relatively large purchases or redemptions due to asset allocation decisions made by Dreyfus or its affiliates for their clients, including the fund, which may increase such transaction costs.

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MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $313 billion in 194 mutual fund portfolios. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended October 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.1 trillion in assets under custody and administration and $966 billion in assets under management, and it services more than $11.9 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which has managed the fund since the fund’s inception. The committee is comprised of Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA. Mr. Maisano is Chief Investment Strategist of BNY Mellon Asset Management and Chief Investment Officer, Vice Chair and a director of Dreyfus, where he has been employed since November 2006. Prior to joining Dreyfus, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors LLC (EACM), an affiliate of Dreyfus, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.Mr. Hoey is Chief Economist of Dreyfus and Chief Economist and Senior Vice President of BNY Mellon. He joined Dreyfus in 1991 as chief economist. Mr. Disdier has been employed by Dreyfus since 1988 and currently oversees all fixed income and cash management investment strategies at BNY Mellon Asset Management. Mr. Reilly is Director of Investment Oversight at Dreyfus and has managed the Dreyfus Investment Oversight team since 2005. He is also Director of Equity Strategies for BNY Mellon Asset Management and has been employed by Dreyfus or its affiliates since 1990. Mr. Sheldon is director of Investment Strategy for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon (and its predecessor) since 1995. He also is employed by Dreyfus. Mr. Stransky is the chief investment officer (traditional) and a senior portfolio manager for EACM, where he has been employed since 1983. He also is employed by Dreyfus.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or

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MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

CHOOSING A SHARE CLASS

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, C and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

Class A shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an annual shareholder services fee of .25%.

Since some of your investment goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

●	plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

●	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice. Shareholders who received Class A shares in exchange for Class T shares of the fund may be eligible for lower sales charges. See the SAI for further details.

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	Total Sales Load -- Class A Shares

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share

Less than $50,000	5.75	6.10
$50,000 to less than $100,000	4.50	4.70
$100,000 to less than $250,000	3.50	3.60
$250,000 to less than $500,000	2.50	2.60
$500,000 to less than $1,000,000	2.00	2.00
$1,000,000 or more*	-0-	-0-

* No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

●

Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

●

Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

●

Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

●	full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

●	board members of Dreyfus and board members of the Dreyfus Family of Funds

●	full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

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●	“wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

●

qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

●

qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund since on or before February 28, 2006

●

investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options

●

members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

●	participants in certain Health Savings Account programs

●	employees participating in qualified or non-qualified employee benefit plans

●

shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

Class C shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of .25%. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

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●	bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

●

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans

●	law firms or attorneys acting as trustees or executors/administrators

●	foundations and endowments that make an initial investment in the fund of at least $1 million

●

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

●	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

CDSC waivers

The fund’s CDSC on Class A and C shares may be waived in the following cases:

●	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

●	redemptions made within one year of death or disability of the shareholder

●	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

●	redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

●	redemptions from qualified and non-qualified employee benefit plans

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BUYING AND SELLING SHARES

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

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The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568
Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for traditional, spousal and roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. The minimum initial and subsequent investment for Dreyfus automatic investment plans is $100. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

●	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

●	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55268

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Boston, MA 02205-8502

By Mail – IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568

A signature guarantee is required for some written sell orders. These include:

●	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

●	requests to send the proceeds to a different payee or address

●	amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

Redemption Fee

Frequent trading can disrupt the fund’s investment program and create additional costs for long term shareholders. For these reasons, the funds assesses a 2% fee on redemptions (including exchanges) of fund shares held for less than 60 days. The redemption fee is paid directly to the fund and is designed to offset brokerage commissions, market impact, and other costs associated with frequent trading.

Subject to the exceptions described below, you will be subject to the fee, whether you are holding shares directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, record keeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The fund will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as

25

wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries (including those sponsored by Dreyfus or its affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that the investment remains in the fund; (6) purchased by other mutual funds, if approved by Dreyfus; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the fund in its sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed from Coverdell Education Savings Accounts to pay qualified education expenses; (10) redeemed from 529 Plans; and (11) converted from one share class to another in the fund.

In addition, the fund will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by Dreyfus or through third party record keepers. These transactions include: (1) redemptions of shares purchased with new contributions to the plan, such as payroll contributions, excess contributions, and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distributions, systematic withdrawal programs, and lump sum distributions; (3) redemptions by plan participants of investments made on their behalf into Qualified Default Investment Alternatives (“QDIAs”); (4) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (5) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options and plan termination or merger; (6) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (7) forfeitures or redemptions in connection with a participant’s termination of employment.

The fund may waive redemption fees for certain retirement plans that have implemented automated processes or other procedures to prevent frequent trading. Such waivers require the written approval of the fund.

The fund reserves the right to withdraw waivers in its sole discretion without notice if the fund determines that an account is engaging in frequent trading or other activities detrimental to the fund.

If you hold your shares through a financial intermediary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing Dreyfus with the information necessary to enable you to receive any redemption fee waivers to which you may be entitled.

While the fund seeks to apply its redemption fee policy to all accounts, the fund cannot assure that all intermediaries will properly assess the fees in omnibus accounts. In addition, due to operational limitations or restrictions, retirement plans and intermediaries that maintain omnibus accounts with the fund may calculate redemption fees differently than the fund. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.

26

GENERAL POLICIES

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

●	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

●	change its minimum or maximum investment amounts

●	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

●	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

●	refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor

27

and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

28

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

If the fund invests all of its assets in shares of the underlying funds, its distributable income and gains will normally consist entirely of distributions from the underlying funds’ income and gains and losses on the dispositions of shares of underlying funds. A portion of any qualified dividends received by the fund from an underlying fund may be designated as qualified dividend income as well, provided the fund meets holding period and other requirements with respect to shares of the underlying fund.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

29

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

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FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by ________, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended October 31,

Class A Shares	2009	2008*

Per Share Data ($):

Net asset value, beginning of period		12.5

Investment Operations:

Investment income (loss)--net[a]		.01

Net realized and unrealized gain (loss) on investments		(4.90)

Total from Investment Operations		(4.91)

Net asset value, end of period		7.59

Total Return (%)[c]		(39.28)[b]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets[e]		14.57 [d]

Ratio of net expenses to average net assets[e]		1.45 [d]

Ratio of net investment income (loss) to average net assets[e]		(0.13)[d]

Portfolio Turnover Rate		25.65 [b]

Net Assets, end of period ($x 1,000)		1,646

*	From December 18, 2007 (commencement of operations) through October 31, 2008
[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Exclusive of sales charge.
[d]	Annualized.
[e]	Amounts do not include the activity of the underlying funds

31

	Year Ended October 31,

Class C Shares	2009	2008*

Per Share Data ($):

Net asset value, beginning of period		12.50

Investment Operations:

Investment income (loss)--net[a]		(0.05)

Net realized and unrealized gain (loss) on investments		(4.91)

Total from Investment Operations		(4.96)

Net asset value, end of period		7.54

Total Return (%)		(39.68)[b]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets[d]		15.79[c]

Ratio of net expenses to average net assets[d]		2.2[c]

Ratio of net investment income (loss) to average net assets[d]		(0.51)[c]
Portfolio Turnover Rate		25.65[b]

Net Assets, end of period ($x 1,000)		39

*	From December 18, 2007 (commencement of operations) through October 31, 2008
[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Exclusive of sales charge.
[d]	Annualized.
[e]	Amounts do not include the activity of the underlying funds

32

	Year Ended October 31,

Class I Shares	2009	2008*

Per Share Data ($):

Net asset value, beginning of period		12.50

Investment Operations:

Investment income (loss)--net[a]		0.05

Net realized and unrealized gain (loss) on investments		(4.94)

Total from Investment Operations		(4.89)

Net asset value, end of period		7.61

Total Return (%)[b]		(39.12)[b]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets[d]		14.86[c]

Ratio of net expenses to average net assets[d]		1.2 [c]

Ratio of net investment income (loss) to average net assets[d]		0.54 [c]

Portfolio Turnover Rate		25.65[b]

Net Assets, end of period ($x 1,000)		30

*	From December 18, 2007 (commencement of operations) through October 31, 2008
[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
[d]	Amounts do not include the activity of the underlying funds.

33

NOTES

34

NOTES

35

NOTES

36

For More Information

Dreyfus Diversified International Fund

A series of Dreyfus Premier Investment Funds, Inc.
SEC file number: 811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings. A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone Call 1-800-554-4611

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation	6209P0310

Dreyfus
Diversified Large Cap Fund

Class/Ticker   A  DVDAX   C  DVDCX   I  DVDIX

PROSPECTUS March ___, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON

ASSET MANAGEMENT

Fund Summary

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 18 of the prospectus and in the How to Buy Shares section on page __ of the fund’s Statement of Additional Information (SAI). Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year. The fund pays no management fee to The Dreyfus Corporation (Dreyfus); however, the underlying funds in the Dreyfus Family of Funds in which the fund invests pay management fees to Dreyfus or its affiliates, which are reflected in the fee table below. Certain fees and expenses are incurred indirectly by the fund as a result of investing in the underlying funds. Dreyfus has contractually agreed, until March 1, 2011, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.20%.

Shareholder transaction fees (fees paid directly from your investment)
	Class A	Class C	Class I

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	none	none	none
Distribution (12b-1) fees	none	.75	none
Other expenses (including shareholder services fees)	XXX	XXX	XXX
Total annual fund operating expenses	XXX	XXX	XXX
Underlying funds fees and expenses	XXX	XXX	XXX
Total annual fund and underlying funds operating expenses	XXX	XXX	XXX
Fee waiver and/or expense reimbursement	XXX	XXX	XXX
Net operating expenses	XXX	XXX	XXX

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the

1

same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

To pursue its goal, the fund normally allocates its assets among other mutual funds advised by Dreyfus, referred to as underlying funds, that invest primarily in equity securities issued by large cap companies. The fund is designed to provide diversification by investing the majority of its assets in underlying funds that provide exposure to various large cap equity portfolio managers and investment styles. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. Dreyfus seeks to diversify the fund’s investments by including underlying funds that invest in large cap companies, but who employ different investment styles, such as those that focus on growth or value stocks or a blend of both.

The Dreyfus Investment Committee determines the underlying funds and sets the target allocations. The underlying funds and the fund’s ranges (expressed as a percentage of the fund’s investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Range
Dreyfus Alpha Growth Fund	0% to 40%
Dreyfus Strategic Value Fund	0% to 40%
Dreyfus Core Value Fund	0% to 40%
Dreyfus Research Growth Fund	0% to 40%
Dreyfus U.S. Equity Fund	0% to 40%
Dreyfus Appreciation Fund	0% to 40%
Dreyfus/The Boston Company Large Cap Core Fund	0% to 40%
Dreyfus Third Century Fund	0% to 20%

PRINCIPAL RISKS

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

2

An investment in the fund is subject to the following principal risks:

●

Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus investment committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve there investment objectives, and their performance may be lower than that of the overall performance of the international asset class. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

●

Conflicts of interest risk. The fund’s investment adviser, Dreyfus, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus investment committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

The fund invest in shares of the underlying funds and thus is subject to the same principal risks as the underlying funds, which are described below. For more information regarding these risks, see the prospectus for the specific underlying fund.

●

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Large cap stock risk. By focusing on large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

PERFORMANCE

As a new fund, past performance information is not included in this part of the prospectus.

3

PORTFOLIO MANAGEMENT

The fund’s investment adviser is Dreyfus. Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which is comprised of Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA and Kieth L. Stransky, CFA. Messrs. Maisano, Hoey and Reilly, as members of the committee, have managed the fund since the fund’s inception. Messrs. Disdier, Sheldon and Stransky, as members of the committee, have managed the fund together with Messrs. Maisano, Hoey and Reilly since July 2009.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by mail, telephone or online at www.Dreyfus.com. Your shares will be sold at the net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

Fund Details

GOAL AND APPROACH

The fund seeks long-term capital appreciation. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by Dreyfus, referred to as underlying funds, that invest primarily in equity securities issued by large cap companies. The fund is designed to provide diversification by investing the majority of its assets in underlying funds that provide exposure to various large cap equity portfolio managers and investment styles. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. Dreyfus seeks to diversify the fund’s investments by including underlying funds that invest in large cap companies, but who employ different investment styles, such as those that focus on growth or value stocks or a blend of both.

The Dreyfus Investment Committee determines the underlying funds and sets the target allocations. The underlying funds and the fund’s ranges (expressed as a percentage of the fund’s investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Range
Dreyfus Alpha Growth Fund	0% to 40%
Dreyfus Strategic Value Fund	0% to 40%
Dreyfus Core Value Fund	0% to 40%
Dreyfus Research Growth Fund	0% to 40%
Dreyfus U.S. Equity Fund	0% to 40%
Dreyfus Appreciation Fund	0% to 40%
Dreyfus/The Boston Company Large Cap Core Fund	0% to 40%
Dreyfus Third Century Fund, Inc.	0% to 20%

The underlying funds and their target weightings are selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. A portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The Dreyfus investment committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. Any changes to the underlying funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the underlying funds. The Dreyfus Investment Committee has the discretion to change the underlying funds as well as add additional funds when the committee deems it necessary. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load.

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Description of the Underlying Funds

The fund pursues its goal by investing in a mix of underlying funds, which in turn may invest directly in securities as described below. Although the fund has no intention of investing directly in securities, it is permitted to so invest.

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Dreyfus Alpha Growth Fund

The fund seeks capital appreciation. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in stocks. The fund’s stock investments may include common stocks, preferred stocks, and convertible securities, including those purchased in initial public offerings (IPOs).

The fund’s portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within large- and mid-cap growth stocks in the U.S. stock market.

The portfolio managers use a proprietary valuation model that identifies and ranks stocks (Composite Alpha Ranking or CAR) based on:

●	a long-term relative valuation model that utilizes forward looking estimates of risk and return;

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an Earnings Sustainability (ES) model that guages how well earnings forecasts are likely to reflect changes in future cash flows. Measures of ES help stock selection strategy by tilting the portfolio away from stocks with poor ES and tilting towards stocks with strong ES; and

●	a set of Behavioral Factors, including earnings revisions and share buybacks that provide the portfolio managers with information about potential misvaluations of stocks.

This approach differs from conventional portfolio management in that, generally, the portfolio managers will strictly adhere to underlying models in selecting portfolio securities. In unusual circumstances, the portfolio managers may deviate from the models.

The fund typically will hold between 50 and 80 securities selected using these models. The fund’s portfolio managers will periodically rebalance the portfolio, which will result in changes in fund holdings. The portfolio managers may enhance the models from time to time, depending on their ongoing research efforts.

The portfolio managers construct the portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure. The fund generally attempts to have a neutral exposure to sectors, industries and capitalizations relative to the Russell 1000® Growth Index. Within each sector and style subset, the fund overweights the most attractive stocks and underweights or zero weights the stocks that have been ranked least attractive.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling “against-the-box” (i.e., where the fund owns or has an unconditional right to acquire at no additional cost the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to

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changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund’s investment adviser is Dreyfus.

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Dreyfus Strategic Value Fund

The fund seeks capital appreciation. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in stocks. The fund’s stock investments may include common stocks, preferred stocks, and convertible securities, including those purchased in IPOs. The fund may invest up to 30% of its assets in foreign securities.

The fund’s portfolio manager identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors:

●	Value: quantitative screens track traditional measures such as price-to-earnings, price-to-book and price-to-sales ratios; these ratios are analyzed and compared against the market;

●	Sound business fundamentals: a company’s balance sheet and income data are examined to determine the company’s financial history; and

●

Positive business momentum: a company’s earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company’s financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.

The fund typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock’s valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The fund also may sell stocks when the portfolio manager’s evaluation of a sector has changed.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts and swaps, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. At times, the fund may engage in other hedging techniques, overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

The fund’s investment adviser is Dreyfus.

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Dreyfus Core Value Fund

The fund seeks long-term capital growth as a primary objective, with current income as a secondary objective. The fund’s investment objectives are non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goals, the fund normally invests at least 80% of its assets in equity securities. The fund focuses on the stocks of large-cap value companies. These are companies with market capitalizations of $1 billion and above, whose stocks appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

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The fund invests mainly in stocks of U.S. issuers, and limits its foreign stock holdings to up to 20% of the value of its total assets. The fund’s equity investments may include common stocks, preferred stocks and securities convertible into common stocks, including those issued in IPOs.

In choosing stocks, the fund’s portfolio managers focus on individual stock selection (a “bottom-up” approach) rather than forecasting stock market trends (a “top-down” approach), and look for value companies. A three-step value screening process is used to select stocks:

●	Value: quantitative screens track traditional measures such as price-to-earnings, price-to-book and price-to-sales ratios; these ratios are analyzed and compared against the market;

●	Sound business fundamentals: a company’s balance sheet and income data are examined to determine the company’s financial history; and

●	Positive business momentum: a company’s earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company’s financial condition.

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the portfolio managers’ expectations.

The fund may, but is not required to, use derivatives, such as options and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.

The fund’s investment adviser is Dreyfus.

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Dreyfus Research Growth Fund

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. The fund’s investment objectives are fundamental policies which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goals, the fund invests at least 80% of its assets in common stocks. The fund may invest up to 25% of its assets in foreign securities. The fund’s stock investments may include common stocks, preferred stocks and convertible securities, including to a limited degree, those purchased in IPOs.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. As the fund’s portfolio managers, these analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the fund’s allocations among market sectors. The fund’s portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index, the fund’s benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. The fund also may invest in exchange-traded funds (ETFs) and similarly pooled investments in order to provide exposure to certain equity markets.

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The fund’s investment adviser is Dreyfus.

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Dreyfus U.S. Equity Fund

The fund seeks long-term total return. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of companies located in the United States. The fund may invest in the securities of companies of any market capitalization. The fund’s equity investments may include common stocks, preferred stocks, convertible securities and warrants. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in IPOs or shortly thereafter.

The fund’s sub-investment adviser, Walter Scott & Partners Limited (Walter Scott), seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, Walter Scott restates the company’s income statement, flow of funds, and balance sheet to a cash basis. This analysis assists Walter Scott in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company. If a company passes Walter Scott’s more stringent financial criteria, Walter Scott then conducts a detailed investigation of the company’s products, cost and pricing, competition and industry position and outlook. Walter Scott may visit companies that meet its collective criteria with a view to understanding whether the company has the ability to generate sustained growth in the future. Walter Scott uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book. The fund’s portfolio managers select those stocks that meet Walter Scott’s criteria where the expected growth rate is available at reasonable valuations.

Market capitalization and sector allocations are results of, not part of, the investment process. Walter Scott does not use benchmark indices as a tool for active portfolio management. Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund’s investment returns generally will be compared to those of the Morgan Stanley Capital International (MSCI) USA Index. The MSCI USA Index is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the United States.

Although the fund invests primarily in equity securities of U.S. issuers, the fund may invest up to 15% of its assets in equity securities of foreign issuers, including those in emerging market countries.
Walter Scott believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential. Accordingly, it is expected that the fund typically will maintain a low annual portfolio turnover rate.

Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of a stock held by the fund if it becomes overweighted as determined by Walter Scott.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), and forward

9

contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, Walter Scott, as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

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Dreyfus Appreciation Fund

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. The fund’s investment objectives are fundamental policies which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goals, the fund normally invests at least 80% of its assets in the common stocks. The fund focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries. The fund also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects.

The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.

The fund typically sells a stock when the portfolio manager believes there is a significant adverse change in a company’s business fundamentals that may lead to a sustained impairment in earnings power.

The fund’s investment adviser is Dreyfus. The fund has engaged Fayez Sarofim & Co. as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

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Dreyfus/The Boston Company Large Cap Core Fund

The fund seeks long-term growth of capital. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large cap companies that appear to be undervalued relative to underlying business fundamentals. The fund currently considers large cap companies to be those with total market capitalizations, at the time of purchase, that are greater than the market capitalizations of companies in the bottom 5% of the capitalization range represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500® Index). This would correspond to companies with a total market capitalization of greater than $__ billion as of December 31, 2009. The fund’s equity investments may include common stocks, preferred stocks, convertible securities and warrants.

The fund may invest without limit in securities of U.S. companies and of foreign companies that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets, but not more than 10% of its assets in other foreign securities. The fund also may invest up to 20% of its assets in high grade fixed-income securities (i.e., rated A or better or the unrated equivalent), and may invest up to 5% of its assets in fixed-income securities in the lowest long-term investment grade category (i.e., rated Baa-/BBB- or the unrated equivalent).

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The portfolio managers employ a value based investment style in managing the fund’s portfolio, which means the portfolio managers seek to identify those companies with stocks trading at prices below what the portfolio managers believe are their intrinsic values. The portfolio managers measure value by evaluating a company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry.

The portfolio managers use a combination of quantitative and fundamental research to identify portfolio candidates. A quantitative model screens a universe of up to 1,500 companies with the most liquid stocks according to valuation multiples, consistency of growth, near-term reported business momentum, and actual earnings relative to, and the current trend in, expected earnings. Fundamental research is also used to identify companies that appear valued attractively based on business dynamics, under-recognized assets, or special circumstances.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

The fund’s investment adviser is Dreyfus.

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Dreyfus Third Century Fund, Inc.

The fund seeks to provide capital growth, with current income as a secondary goal. The fund’s investment objectives are fundamental policies which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goals, the fund invests primarily in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards determined as described below and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

The fund’s investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. In selecting stocks, the portfolio manager begins by using computer models to identify and rank stocks within an industry or sector, based on several characteristics, including:

●	value, or how a stock is priced relative to its perceived intrinsic worth

●	growth, in this case the sustainability or growth of earnings

●	financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the portfolio manager designates the most attractive of the higher ranked securities as potential purchase candidates, drawing on a variety of sources, including company management and internal as well as Wall Street research. The portfolio manager manages risk by diversifying across companies, industries and sectors, seeking to dilute the potential adverse impact from a decline in value of any one stock, industry or sector.

The portfolio manager then evaluates each stock considered to be a potential purchase candidate, by industry or sector, to determine whether the company enhances the quality of life in America by considering its record in the areas of:

●	protection and improvement of the environment and the proper use of our natural resources

●	occupational health and safety

●	consumer protection and product purity

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●	equal employment opportunity

The portfolio manager uses publicly available information, including reports prepared by “watchdog” groups and governmental agencies, as well as information obtained from research vendors, the media and the companies themselves, to assist them in the social screening process. Because there are few generally accepted standards for the portfolio manager to use in the evaluation, the portfolio manager will determine which research tools to use. The portfolio manager does not currently examine:

●	corporate activities outside the U.S.

●	nonbusiness activities

●	secondary implications of corporate activities (such as the activities of a client or customer of the company being evaluated)

Consistent with its consumer protection screen, the fund will not purchase shares in a company that manufactures tobacco products. If the portfolio manager determines that a company fails to meet the fund’s social criteria, the stock will not be purchased, or if it is already owned, it will be sold as soon as reasonably possible, consistent with the best interests of the fund. If the portfolio manager’s assessment does not reveal a negative pattern of conduct in these social areas, the company’s stock is eligible for purchase or retention.

The portfolio manager then further examines the companies determined to be eligible for purchase, by industry or sector, and select investments from those companies the portfolio manager considers to be the most attractive based on financial considerations. If there is more than one company to choose from, the portfolio manager can select stocks of companies that are considered to have records that exhibit positive accomplishments in the fund’s areas of social concern.

The fund normally focuses on large-cap growth stocks. The portfolio manager may emphasize different types of growth-oriented stocks (such as those with pure growth characteristics or those that also have favorable value characteristics) and different market capitalizations within the large-capitalization range (such as mega cap or the low end of the large-capitalization range) as market conditions warrant. The fund also may invest in value-oriented stocks, mid-cap stocks and small-cap stocks. The fund also may invest in common stocks of foreign companies whose U.S. operations are evaluated in accordance with the social screens set forth above.

The fund also typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock’s valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

The fund’s investment advisor is Dreyfus.

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INVESTMENT RISKS

The fund’s principal risks are discussed below. An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

●

Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus investment committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve there investment objectives, and their performance may be lower than that of the overall performance of the international asset class. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

●

Conflicts of interest risk. The fund’s investment adviser, Dreyfus, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus investment committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

The fund invest in shares of the underlying funds and thus is subject to the same principal risks as the underlying funds, which are described below. For more information regarding these risks, see the prospectus for the specific underlying fund.

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Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

●

Large cap stock risk. By focusing on large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and

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generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

●

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

●

Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

●

Value stock risk. Value stocks involve the risk that they may never reach their expected market value, either because the market fails to recognize the stock’s intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

●

Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).

●

Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities may have greater exposure to liquidity risk than domestic securities.

●

Leveraging risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

●

Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. The fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.

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●

Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

●

IPO risk. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

●

Social investment risk. The fund’s socially responsible investment criteria may limit the number of investment opportunities available to the fund, and as a result, at times the fund may produce more modest gains than funds that are not subject to such special investment considerations.

●

Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund and each underlying fund could invest some or all of its assets in the securities of U.S. issuers, U.S. Treasury securities and money market securities. Although the fund or underlying fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund or underlying fund may not achieve its investment objective.

To the extent an underlying fund invests in fixed-income securities, such investments will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the underlying fund invests in bonds, the underlying fund’s share price. The longer the effective maturity and duration of these investments, the more likely the underlying fund’s share price will react to changes in interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the underlying fund’s fixed-income investments will have its credit rating downgraded.

At times, the underlying funds may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the respective underlying fund’s after-tax performance. From time to time, an underlying fund may experience relatively large purchases or redemptions due to asset allocation decisions made by Dreyfus or its affiliates for their clients, including the fund, which may increase such transaction costs.

Investing by a fund in pooled investment vehicles may involve duplication of advisory fees and certain other expenses.

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MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $313 billion in 194 mutual fund portfolios. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended October 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.1 trillion in assets under custody and administration and $966 billion in assets under management, and it services more than $11.9 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which has managed the fund since the fund’s inception. The committee is comprised of Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA. Mr. Maisano is Chief Investment Strategist of BNY Mellon Asset Management and Chief Investment Officer, Vice Chair and a director of Dreyfus, where he has been employed since November 2006. Prior to joining Dreyfus, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors LLC (EACM), an affiliate of Dreyfus, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.Mr. Hoey is Chief Economist of Dreyfus and Chief Economist and Senior Vice President of BNY Mellon. He joined Dreyfus in 1991 as chief economist. Mr. Disdier has been employed by Dreyfus since 1988 and currently oversees all fixed income and cash management investment strategies at BNY Mellon Asset Management. Mr. Reilly is Director of Investment Oversight at Dreyfus and has managed the Dreyfus Investment Oversight team since 2005. He is also Director of Equity Strategies for BNY Mellon Asset Management and has been employed by Dreyfus or its affiliates since 1990. Mr. Sheldon is director of Investment Strategy for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon (and its predecessor) since 1995. He also is employed by Dreyfus. Mr. Stransky is the chief investment officer (traditional) and a senior portfolio manager for EACM, where he has been employed since 1983. He also is employed by Dreyfus.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or

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MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

CHOOSING A SHARE CLASS

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, C and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

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Class A shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an annual shareholder services fee of .25%.

Since some of your investment goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

●	plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

●	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

	Total Sales Load — Class A Shares

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share

Less than $50,000	5.75	6.10
$50,000 to less than $100,000	4.50	4.70
$100,000 to less than $250,000	3.50	3.60
$250,000 to less than $500,000	2.50	2.60
$500,000 to less than $1,000,000	2.00	2.00
$1,000,000 or more*	-0-	-0-

*	No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

●

Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

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●

Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

●

Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

●	full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

●	board members of Dreyfus and board members of the Dreyfus Family of Funds

●	full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

●	“wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

●

qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

●

qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund since on or before February 28, 2006

●

investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options

●

members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

●	participants in certain Health Savings Account programs

●	employees participating in qualified or non-qualified employee benefit plans

●

shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

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Class C shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of ..25%. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

●	bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

●

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans

●	law firms or attorneys acting as trustees or executors/administrators

●	foundations and endowments that make an initial investment in the fund of at least $1 million

●

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

●	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

CDSC waivers

The fund’s CDSC on Class A and C shares may be waived in the following cases:

●	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

●	redemptions made within one year of death or disability of the shareholder

●	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

●	redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

●	redemptions from qualified and non-qualified employee benefit plans

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BUYING AND SELLING SHARES

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

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The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568
Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for traditional, spousal and roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. The minimum initial and subsequent investment for Dreyfus automatic investment plans is $100. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

●	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

●	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55268

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Boston, MA 02205-8502

By Mail – IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568

A signature guarantee is required for some written sell orders. These include:

●	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

●	requests to send the proceeds to a different payee or address

●	amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

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GENERAL POLICIES

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

●	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

●	change its minimum or maximum investment amounts

●	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

●	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

●	refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor

25

and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

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DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

If the fund invests all of its assets in shares of the underlying funds, its distributable income and gains will normally consist entirely of distributions from the underlying funds’ income and gains and losses on the dispositions of shares of underlying funds. A portion of any qualified dividends received by the fund from an underlying fund may be designated as qualified dividend income as well, provided the fund meets holding period and other requirements with respect to shares of the underlying fund.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

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SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

28

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by ________, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

8/31/09(commencement of operations) - 10/31/09

	Class A Shares	Class C Shares	Class I Shares

Per Share Data ($):

Net asset value, beginning of period

Investment Operations:

Investment income (loss)-net

Net realized and unrealized gain (loss) on investments

Total from Investment Operations

Net asset value, end of period

Total Return (%)

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets

Ratio of net expenses to average net assets

Ratio of net investment income (loss) to average net assets

Portfolio Turnover Rate

Net Assets, end of period ($ x 1,000)

29

NOTES

30

NOTES

31

NOTES

32

For More Information

Dreyfus Diversified Large Cap Fund

A series of Dreyfus Premier Investment Funds, Inc.

SEC file number: 811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone Call 1-800-554-4611

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation	6262P0310

Dreyfus
Emerging Asia Fund

Class/Ticker   A  DEAAX   C  DEACX   I  DEAIX

PROSPECTUS March ___, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON

ASSET MANAGEMENT

Fund Summary

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 13 of the prospectus and in the How to Buy Shares section on page ___ of the fund’s Statement of Additional Information (SAI). Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year. The Dreyfus Corporation (Dreyfus) has contractually agreed, until March 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75%.

Shareholder fees (fees paid directly from your investment)
	Class A	Class C	Class I

Maximum sales charge (load) imposed on purchases (% of offering price)	5.75	none	none
Maximum contingent deferred sales charge (load) (% of lower of purchase or sale price)	none	1.00	none
Maximum redemption fee
(% of transaction amount on shares held for less than 60 days)	2.00	2.00	2.00

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25	1.25	1.25
Distribution (12b-1) fees	none	.75	none
Other expenses (including shareholder services fees)	XXX	XXX	XXX
Total annual fund operating expenses	XXX	XXX	XXX
Fee waiver and/or expense reimbursements	XXX	XXX	XXX
Net operating expenses	XXX	XXX	XXX

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class C (with redemption)	$XXX	$XXX	$XXX	$XXX
Class C (without redemption)	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was ___% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The fund normally invests at least 80% of its assets in stocks of companies that are located or principally traded in Asian emerging market countries and other investments that are tied economically to Asian emerging markets. Asian countries considered by the fund to have emerging markets currently include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam.

The fund is not required to invest in a minimum number of Asian emerging market countries, and, at times, the fund may invest a substantial portion of its assets in a single Asian emerging market country. To determine where the fund invests, the portfolio managers analyze several factors, including:

●	economic and political trends in Asian emerging market countries

●	the current financial condition and future prospects of individual companies and sectors in the Asian emerging markets

●	the valuation of one company, sector or market relative to that of another

The portfolio managers generally seek companies with accelerated earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies include high-quality corporate governance, management with a commitment to increasing shareholder value, strong earnings momentum with consistent free cash flow generation, sound business fundamentals and long-term vision.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

●

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack

2

of comprehensive company information, political instability and differing auditing and legal standards.

●

Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

●

Asian emerging market concentration risk. Because the fund’s investments are concentrated in Asian emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, and less efficient markets. Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian emerging market countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.

●

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

●

Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

3

Year-by-year total returns as of 10/31 each year (%)
Class A

Best Quarter (QX,XXXX): XXXX%. Worst Quarter (QX, XXXX) XXXX%

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/09
Share Class/inception date	1 Year	Since Inception (12/13/07)
Class A returns before taxes	XXXX%	XXXX%
Class A returns after taxes on distributions	XXXX%	XXXX%
Class A returns after taxes on distributions and sale of fund shares	XXXX%	XXXX%
Class C returns before taxes	XXXX%	XXXX%
Class I returns before taxes	XXXX%	XXXX%
MSCI Emerging Market Asia Index reflects no deduction for fees,	XXXX%	XXXX%
expenses or taxes

PORTFOLIO MANAGEMENT

The fund’s investment adviser is Dreyfus. The fund’s sub-investment advisor is Hamon U.S. Investment Advisors Limited (Hamon). Hugh Simon and Nina Wu are the fund’s co-primary portfolio managers. Mr. Simon is the founder and Chief Executive Officer of Hamon. He has been a portfolio manager of the fund since the fund’s inception. Nina Wu has served as a portfolio for the fund since its inception and has been employed by Hamon since July 2006.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by mail, telephone or online at www.Dreyfus.com. Your shares will be sold at the net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

4

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Fund Details

GOAL AND APPROACH

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of companies that are located or principally traded in Asian emerging market countries and other investments that are tied economically to Asian emerging markets. Asian countries considered by the fund to have emerging markets currently include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in initial public offerings or shortly thereafter.

The fund is not required to invest in a minimum number of Asian emerging market countries, and, at times, the fund may invest a substantial portion of its assets in a single Asian emerging market country. To determine where the fund invests, the portfolio managers analyze several factors, including:

●	economic and political trends in Asian emerging market countries

●	the current financial condition and future prospects of individual companies and sectors in the Asian emerging markets

●	the valuation of one company, sector or market relative to that of another

The portfolio managers generally seek companies with accelerated earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies include high-quality corporate governance, management with a commitment to increasing shareholder value, strong earnings momentum with consistent free cash flow generation, sound business fundamentals and long-term vision. The fund’s benchmark is the MSCI Emerging Markets Asia Index.

The fund expects that its direct investments generally will be in securities listed on exchanges. The fund, however, may gain exposure to certain issuers and markets, such as India, Vietnam and the A shares market of China, by investing in participatory notes issued by banks, broker/dealers and other financial institutions or other structured or derivative instruments that are designed to replicate, or otherwise provide exposure to, the performance of such issuers and markets. The fund also may invest in American Depositary Receipts (ADRs), which represent indirect ownership of securities issued by foreign companies.

Many of the securities in which the fund invests are denominated in foreign currencies. To protect the fund against potential depreciation of such foreign currencies versus the U.S. dollar, the fund may engage in currency hedging.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), swaps and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The fund also may invest in pooled investment vehicles, such as exchange traded funds (ETFs) and similarly structured pooled investments, in order to provide exposure to certain equity markets while maintaining liquidity.

6

INVESTMENT RISKS

The fund’s principal risks are discussed below. An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●

Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Substantial liquidity risks may exist in the securities markets of certain Asian emerging market countries.

●

Asian emerging market concentration risk. Because the fund’s investments are concentrated in Asian emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, and less efficient markets. Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian emerging market countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.

●
Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

●
Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities may have greater exposure to liquidity risk than domestic securities.

●

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

7

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Smaller company risk. To the extent the fund invests in small and midsize companies, the fund will be subject to additional risks because the earnings and revenues of these companies tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

●

Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

●

Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

●

Leveraging risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

●

Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

●

IPO risk. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

●
Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of

8

issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

●

Risk of investing in participatory notes. Investing in participatory notes involves the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. However, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. In addition, participatory notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the issuing financial institutions, and the fund is relying on the creditworthiness of such institutions and has no rights under the participatory notes against the issuers of the stocks underlying such notes. Participatory notes may be considered illiquid.

●

Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund could invest some or all of its assets in the securities of U.S. issuers, U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.

Investing in pooled investment vehicles, such as ETFs which are investment companies, may involve duplication of advisory fees and certain other expenses.

9

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $313 billion in 194 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of XXX% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended October 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.1 trillion in assets under custody and administration and $966 billion in assets under management, and it services more than $11.9 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Hamon U.S. Investment Advisors Limited (Hamon), located at 3510-3515 Jardine House, 1 Connaught Place, Central, Hong Kong, to serve as the fund’s sub-investment adviser. Hamon is a registered investment adviser incorporated in Hong Kong. It is a wholly-owned subsidiary of The Hamon Investment Group Pte Limited. Hamon, subject to Dreyfus’ supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund’s investments. Hamon, and its subsidiaries, provides investment management services for institutions, corporations and pension funds, as well as about ten unit trusts and mutual funds. As of September 30, 2009, Hamon had approximately $X.X billion under management.

Hugh Simon and Nina Wu are the fund’s co-primary portfolio managers and Abhijit Sarkar is the secondary portfolio manager. Mr. Simon established Hamon in 1989 and currently is the Chief Executive Officer of Hamon. He has been a co-primary portfolio manager of the fund since fund’s inception. Ms. Wu has been a co-primary portfolio manager of the fund since the fund’s inception. Ms. Wu has been a portfolio manager with Hamon since July 2006. From August 2005 to June 2006, Ms. Wu was a portfolio manager for Everbright Pramerica Fund Management Co., Ltd., and prior thereto, she served in various capacities for Hua An Fund Management, Co., Ltd., including analyst, senior analyst and fund manager. Mr. Sarkar has been a portfolio manager since with Hamon since March 2007. He was a portfolio manager at Birla Sunlife Asset Management Limited, one of India’s largest asset management companies, where he worked for 5 years.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer

10

agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus, Hamon and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Performance Information for Related Fund

The fund’s portfolio managers follow substantially the same investment policies and strategies managing the fund’s assets as they do managing Hamon Asian Market Leaders Fund (the “Related Fund”), a subfund of Hamon Asian Funds, an open-end unit trust established in Ireland. The tables below show the returns for the Related Fund and for the MSCI Emerging Markets Asia Index and, because the MSCI Emerging Markets Asia Index was not in existence for all periods shown, the MSCI Emerging Markets Index, which is an index designed to measure equity market performance in the emerging market countries of Europe, Latin America and the Pacific Basin open to non-local investors. The index information is provided to represent the investment environment existing at the time periods shown. Each index is unmanaged and an investor may not invest directly in the index. Investors should not consider this performance data as an indication of the future performance of the fund or the Related Fund.

The Related Fund is not registered as an investment company under the Investment Company Act of 1940, as amended. The Related Fund has been established as an Undertaking for Collective Investment in Transferable Securities (UCITS) under European Community regulations. The investment objective of the Related Fund is capital appreciation. The Related Fund seeks to achieve its investment objective by investing in the shares of regional Asian blue chip companies and emerging blue chip growth companies. The Related Fund invests in most of the stock markets of the Asian region including, Hong Kong, China, South Korea, Taiwan, Singapore, Thailand, Malaysia, Indonesia, Philippines and India. As of September 30, 2009, the Related Fund had approximately $XXX million in assets.

The performance figures for the Related Fund are net of the 1.50% management fee paid by the Related Fund. The performance of the Related Fund could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations if the Related Fund had been regulated as an investment company under the U.S. federal securities and tax laws. Additionally, although it is anticipated that the fund and the Related Fund may hold similar securities and other instruments, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of fund shares may result in different investment selections, differences in the relative weightings of securities and other instruments or differences in the price paid for particular fund holdings. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the fund’s total operating expenses are

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expected to be higher than those of the Related Fund; if the fund’s expenses were reflected, the performance shown would be lower. Please remember that past performance is not indicative of future returns, and that the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Historical performance information for the Related Fund, the MSCI Emerging Markets Asia Index and the MSCI Emerging Markets Index is shown below. The returns of the Related Fund are timeweighted based on beginning period market values. The calculation methodology for the Related Fund differs from guidelines of the Securities and Exchange Commission for calculating performance of mutual funds. All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

Additional information regarding Hamon’s policies and procedures for calculating and reporting performance returns, and a listing and description of all of its composites, is available upon request for financial advisors by calling 1-800-334-6899 and for individual shareholders by calling 1-800-554-4611.

Hamon Related Fund Performance History

Year ended December 31	Related Fund total return	MSCI Emerging Markets Asia Index total return[1]	MSCI Emerging Markets Index total return[1]

2009	XX.X%	XX.X%	XX.X%
2008	-60.6%	-53.0%	-53.3%
2007	65.5%	41.1%	39.4%
2006	33.9%	32.7%	32.6%
2005	20.9%	26.8%	34.5%
2004	7.7%	14.8%	26.0%
2003	64.8%	50.3%	56.3%
2002	-6.0%	-5.0%	-6.0%
2001	5.5%	7.8%	-2.4%
2000	-36.4%	N/A	-30.7%
1999	124.1%	N/A	66.4%

[1] Sources of foreign exchange rates may be different between the Related
Fund and the Index.

Hamon Related Fund Average annual total returns as of 12/31/09

	1 Year	5 Years	10 Years

Related Fund	XX.X%	XX.X%	XX.X%
MSCI Emerging Asia Index*	XX.X%	XX.X%	XX.X%
MSCI Emerging Markets Index*	XX.X%	XX.X%	XX.X%

* Sources of foreign exchange rates may be different between the Related
Fund and the Index.

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Shareholder Guide

CHOOSING A SHARE CLASS

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, C and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

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Class A shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an annual shareholder services fee of .25%.

Since some of your investment goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

●	plan to own the shares for an extended period of time, since the higherongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

●	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice. Shareholders who received Class A shares in exchange for Class T shares of the fund may be eligible for lower sales charges. See the SAI for further details.

	Total Sales Load -- Class A Shares

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share

Less than $50,000	5.75	6.10
$50,000 to less than $100,000	4.50	4.70
$100,000 to less than $250,000	3.50	3.60
$250,000 to less than $500,000	2.50	2.60
$500,000 to less than $1,000,000	2.00	2.00
$1,000,000 or more*	-0-	-0-

* No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

●

Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that

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are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

●

Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

●

Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

●	full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

●	board members of Dreyfus and board members of the Dreyfus Family of Funds

●	full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

●	“wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

●

qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

●

qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund since on or before February 28, 2006

●

investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options

●

members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

●	participants in certain Health Savings Account programs

●	employees participating in qualified or non-qualified employee benefit plans

●

shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers.

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Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

Class C shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of ..25%. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

●	bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

●

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans

●	law firms or attorneys acting as trustees or executors/administrators

●	foundations and endowments that make an initial investment in the fund of at least $1 million

●

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

●	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

CDSC waivers

The fund’s CDSC on Class A and C shares may be waived in the following cases:

●	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

●	redemptions made within one year of death or disability of the shareholder

●	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

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●	redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

●	redemptions from qualified and non-qualified employee benefit plans

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BUYING AND SELLING SHARES

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

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The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568
Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for traditional, spousal and roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. The minimum initial and subsequent investment for Dreyfus automatic investment plans is $100. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

●	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

●	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55268

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Boston, MA 02205-8502

By Mail – IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568

A signature guarantee is required for some written sell orders. These include:

●	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

●	requests to send the proceeds to a different payee or address

●	amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

Redemption Fee

Frequent trading can disrupt the fund’s investment program and create additional costs for long term shareholders. For these reasons, the funds assesses a 2% fee on redemptions (including exchanges) of fund shares held for less than 60 days. The redemption fee is paid directly to the fund and is designed to offset brokerage commissions, market impact, and other costs associated with frequent trading.

Subject to the exceptions described below, you will be subject to the fee, whether you are holding shares directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, record keeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The fund will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as

20

wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries (including those sponsored by Dreyfus or its affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that the investment remains in the fund; (6) purchased by other mutual funds, if approved by Dreyfus; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the fund in its sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed from Coverdell Education Savings Accounts to pay qualified education expenses; (10) redeemed from 529 Plans; and (11) converted from one share class to another in the fund.

In addition, the fund will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by Dreyfus or through third party record keepers. These transactions include: (1) redemptions of shares purchased with new contributions to the plan, such as payroll contributions, excess contributions, and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distributions, systematic withdrawal programs, and lump sum distributions; (3) redemptions by plan participants of investments made on their behalf into Qualified Default Investment Alternatives (“QDIAs”); (4) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (5) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options and plan termination or merger; (6) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (7) forfeitures or redemptions in connection with a participant’s termination of employment.

The fund may waive redemption fees for certain retirement plans that have implemented automated processes or other procedures to prevent frequent trading. Such waivers require the written approval of the fund.

The fund reserves the right to withdraw waivers in its sole discretion without notice if the fund determines that an account is engaging in frequent trading or other activities detrimental to the fund.

If you hold your shares through a financial intermediary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing Dreyfus with the information necessary to enable you to receive any redemption fee waivers to which you may be entitled.

While the fund seeks to apply its redemption fee policy to all accounts, the fund cannot assure that all intermediaries will properly assess the fees in omnibus accounts. In addition, due to operational limitations or restrictions, retirement plans and intermediaries that maintain omnibus accounts with the fund may calculate redemption fees differently than the fund. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.

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GENERAL POLICIES

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

●	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

●	change its minimum or maximum investment amounts

●	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

●	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

●	refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor

22

and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

23

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

24

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

25

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by ___________, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended October 31,

Class A Shares	2009	2008*

Per Share Data ($):

Net asset value, beginning of period		12.50

Investment Operations:
Investment income (loss)--net[a]		.08

Net realized and unrealized gain (loss) on investments		(8.57)

Total from Investment Operations		(8.49)

Net asset value, end of period		4.01

Total Return (%)		(68.00)[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		3.31[d]
Ratio of net expenses to average net assets		2.00[d]
Ratio of net investment income (loss) to average net assets		1.03[d]
Portfolio Turnover Rate		217.53[d]

Net Assets, end of period ($ x 1,000)		5,528

*	From December 13, 2007(Commencement of operations) through October 31, 2008
[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Exclusive of sales charge.
[d]	Annualized.

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	Year Ended October 31,

Class C Shares	2009	2008*

Per Share Data ($):

Net asset value, beginning of period		12.50

Investment Operations:

Investment income (loss)--net[a]		.02

Net realized and unrealized gain (loss) on investments		(8.54)

Total from Investment Operations		(8.52)

Net asset value, end of period		3.98

Total Return (%)		(68.16)[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		4.08[d]
Ratio of net expenses to average net assets		2.75[d]
Ratio of net investment income (loss) to average net assets		.31[d]
Portfolio Turnover Rate		217.53[b]

Net Assets, end of period ($ x 1,000)		2,233

*	From December 13, 2007(Commencement of operations) through October 31, 2008
[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Exclusive of sales charge.
[d]	Annualized.

27

	Year Ended October 31,

Class I Shares	2009	2008*

Per Share Data ($):

Net asset value, beginning of period		12.50

Investment Operations:
Investment income (loss)--net[a]		.02

Net realized and unrealized gain (loss) on investments		(8.52)

Total from Investment Operations		(8.50)

Net asset value, end of period		4.00

Total Return (%)		(68.00)[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.86[c]
Ratio of net expenses to average net assets		1.75[c]
Ratio of net investment income (loss) to average net assets		.29[c]
Portfolio Turnover Rate		217.53[b]

Net Assets, end of period ($ x 1,000)		100

*	From December 31, 2007 (Commencement of operations) through October 31, 2008.
[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.

28

For More Information

Dreyfus Emerging Asia Fund

A series of Dreyfus Premier Investment Funds, Inc.

SEC file number: 811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone Call 1-800-554-4611

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail   Send your request to info@dreyfus.com

On the Internet   Certain fund documents can be viewed online or downloaded from:

SEC   http://www.sec.gov

Dreyfus   http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation	6205P0310

Dreyfus
Greater China Fund

Class/Ticker   A  DPCAX   B  DPCBX   C  DPCCX   I  DPCRX

PROSPECTUS March ___, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON

ASSET MANAGEMENT

Fund Summary

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 12 of the prospectus and in the How to Buy Shares section on page ___ of the fund’s Statement of Additional Information (SAI). Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class I
Maximum sales charge(load) imposed on purchases
(% of offering price)	5.75	none	none	none
Maximum contingent deferred sales charge (load)
(% of lower of purchase or sale price)	none	4.00	1.00	none
Maximum redemption fee
(% of transaction amount on shares held
for less than 60 days)	2.00	2.00	2.00	2.00

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	1.25	1.25	1.25	1.25
Distribution (12b-1) fees	none	.75	.75	none
Other expenses (including shareholder services fees)	XXX%	XXX%	XXX%	XXX%
Total annual fund operating expenses	XXX%	XXX%	XXX%	XXX%

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class B	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

You would pay the following expenses if you did not redeem your shares:

1

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class B	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was ___% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

To pursue its goal, the fund normally invests at least 80% of its assets in stocks of companies located or principally traded in China, Hong Kong or Taiwan (Greater China).

To determine where the fund will invest, the portfolio managers analyze several factors, including:

●	economic and political trends in Greater China

●	the current financial condition and future prospects of individual companies and sectors in the region

●	the valuation of one market or company relative to that of another

The portfolio managers generally seek companies with accelerated earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies include high-quality management with a commitment to increasing shareholder value, strong earnings momentum with consistent free cash flow generation, sound business fundamentals and long-term vision. Generally, the companies in which the fund seeks to invest are leaders in their respective industries, with strong recognition.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

●

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Risks of investing in Greater China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. Military conflicts, either internal or with other countries, are also a risk. In addition, inflation, currency fluctuations and fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of

2

China. China’s economy may be dependent on the economies of other Asian countries, many of which are developing countries. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Each of these risks could increase the fund’s volatility. The fund’s concentration in securities of companies in the Greater China region could cause the fund’s performance to be more volatile than that of more geographically diversified funds.

●

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

●

Smaller company risk. To the extent the fund invests in small and midsize companies, the fund will be subject to additional risks because the earnings and revenues of these companies tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

●

Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

3

Year-by-year total returns as of 10/31 each year (%)
Class A

Best Quarter (QX,XXXX) XXXX%. Worst Quarter (QX, XXXX) XXXX%

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/09
Share Class/inception date	1 Year	5 Years	10 Years
Class A returns before taxes (5/12/98)	XXXX%	XXXX%	XXXX%
Class A returns after taxes on distributions	XXXX%	XXXX%	XXXX%
Class A returns after taxes on distributions and sale of fund shares	XXXX%	XXXX%	XXXX%
Class B returns before taxes (5/12/98)	XXXX%	XXXX%	XXXX%
Class C returns before taxes (5/12/98)	XXXX%	XXXX%	XXXX%
Class I returns before taxes (5/12/98)	XXXX%	XXXX%	XXXX%
Hang Seng Index reflects no deduction for fees, expenses or taxes	XXXX%	XXXX%	XXXX%

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation (Dreyfus). The fund’s sub-investment advisor is Hamon U.S. Investment Advisors Limited (Hamon). Hugh Simon and Nina Wu are the fund’s portfolio managers. Mr. Simon is the founder and Chief Executive Officer of Hamon. He has been a portfolio manager of the fund since the fund’s inception. Nina Wu has served as a portfolio for the fund since December 2006 and has been employed by Hamon since July 2006.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by mail, telephone or online at www.Dreyfus.com. Your shares will be sold at the net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

4

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Fund Details

Goal and Approach

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of companies that (i) are principally traded in Greater China, (ii) derive at least 50% of their revenues from Greater China, or (iii) have at least 50% of their assets in Greater China. The fund’s investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

To determine where the fund will invest, the portfolio managers analyze several factors, including:

●	economic and political trends in Greater China

●	the current financial condition and future prospects of individual companies and sectors in the region

●	the valuation of one market or company relative to that of another

The portfolio managers generally seek companies with accelerated earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies include high-quality management with a commitment to increasing shareholder value, strong earnings momentum with consistent free cash flow generation, sound business fundamentals and long-term vision. Generally, the companies in which the fund seeks to invest are leaders in their respective industries, with strong recognition.

A significant amount of the fund’s total assets may be invested in securities listed on one of the two stock exchanges in the People’s Republic of China (the Shanghai and Shenzhen Stock Exchanges) and/or securities listed on the Hong Kong Stock Exchange. Securities listed on the Shanghai and Shenzhen Stock Exchanges are divided into two classes of shares: A shares, ownership of which is restricted to Chinese investors who have obtained a Qualified Foreign Institutional Investor (QFII) quota, and B shares, which may be owned by Chinese and foreign investors. On the Hong Kong Stock Exchange, the fund will invest in H shares which have no ownership restrictions. The fund may also invest in securities of Chinese companies that are listed on stock exchanges in countries other than China, including the United States.

The fund expects that its direct investments in securities listed on the Shanghai and Shenzhen Stock Exchanges will be through B shares. However, the fund may obtain exposure to the A share market in China by investing in participatory notes issued by banks, broker-dealers and other financial institutions or other structured or derivative instruments that are designed to replicate, or otherwise provide exposure to, the performance of A shares of Chinese companies.

Many of the securities in which the fund invests are denominated in foreign currencies. To protect the fund against potential depreciation of the region’s currencies versus the U.S. dollar, the fund may engage in currency hedging.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), swaps and forwards contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

6

INVESTMENT RISKS

The fund’s principal risks are discussed below. An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●

Risks of investing in Greater China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. Military conflicts, either internal or with other countries, are also a risk. In addition, inflation, currency fluctuations and fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. China’s economy may be dependent on the economies of other Asian countries, many of which are developing countries. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Each of these risks could increase the fund’s volatility. The fund’s concentration in securities of companies in the Greater China region could cause the fund’s performance to be more volatile than that of more geographically diversified funds.

●

Risks of purchasing A shares of Chinese companies. Substantial liquidity risks exist in the A share market. A shares and/or participation notes designed to replicate the performance of such A shares may be illiquid and therefore subject to the fund’s limitation on investing in illiquid securities. In addition, A shares are subject to regulations regarding minimum investment quotas and repatriation restrictions for both principal invested and profits earned.

●
Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

●
Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

●

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the

7

value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities may have greater exposure to liquidity risk than domestic securities.

●

Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).

●

Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

●

Leveraging risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

●
Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

●

Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

●

IPO risk. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

●

Smaller company risk. To the extent the fund invests in small and midsize companies, the fund will be subject to additional risks because the earnings and revenues of these companies tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

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●

Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

●

Risk of investing in participatory notes. Investing in participatory notes involves the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. However, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. In addition, participatory notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the issuing financial institutions, and the fund is relying on the creditworthiness of such institutions and has no rights under the participatory notes against the issuers of the stocks underlying such notes. Participatory notes may be considered illiquid.

●

Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund could invest some or all of its assets in the securities of U.S. issuers, U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.

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MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $313 billion in 194 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of X.XX% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended October 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.1 trillion in assets under custody and administration and $966 billion in assets under management, and it services more than $11.9 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Hamon U.S. Investment Advisors Limited (Hamon), located at 3510-3515 Jardine House, 1 Connaught Place, Central, Hong Kong, to serve as the fund’s sub-investment adviser. Hamon is a registered investment adviser incorporated in Hong Kong. It is a wholly-owned subsidiary of The Hamon Investment Group Pte Limited. Hamon, subject to Dreyfus’ supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund’s investments. Hamon, and its subsidiaries, provides investment management services for institutions, corporations and pension funds, as well as about ten unit trusts and mutual funds. As of September 30, 2009, Hamon had approximately $X.X billion under management.

Hugh Simon and Nina Wu are the fund’s co-primary portfolio managers. Mr. Simon established Hamon in 1989 and currently is the Chief Executive Officer of Hamon. He has been a co-primary portfolio manager of the fund since its inception. Ms. Wu has been a co-primary portfolio manager of the fund since December 2006. Ms. Wu has been a portfolio manager with Hamon since July 2006. From August 2005 to June 2006, Ms. Wu was a portfolio manager for Everbright Pramerica Fund Management Co., Ltd., and prior thereto, she served in various capacities for Hua An Fund Management, Co., Ltd., including analyst, senior analyst and fund manager.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or

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select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus, Hamon and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

CHOOSING A SHARE CLASS

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, B, C and I shares of the fund.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

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Class A shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an annual shareholder services fee of .25%.

Since some of your investment goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

●	plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

●	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice. Shareholders who received Class A shares in exchange for Class T shares of the fund may be eligible for lower sales charges. See the SAI for further details.

	Total Sales Load -- Class A Shares

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share

Less than $50,000	5.75	6.10
$50,000 to less than $100,000	4.50	4.70
$100,000 to less than $250,000	3.50	3.60
$250,000 to less than $500,000	2.50	2.60
$500,000 to less than $1,000,000	2.00	2.00
$1,000,000 or more*	-0-	-0-

* No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

●

Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that

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are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

●

Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

●

Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

●	full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

●	board members of Dreyfus and board members of the Dreyfus Family of Funds

●	full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

●	“wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

●

qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

●

qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund since on or before February 28, 2006

●

investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options

●

members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

●	participants in certain Health Savings Account programs

●	employees participating in qualified or non-qualified employee benefit plans

●

shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers.

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Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

Class C shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of .25%. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

●	bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

●

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans

●	law firms or attorneys acting as trustees or executors/administrators

●	foundations and endowments that make an initial investment in the fund of at least $1 million

●

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

●	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

Class B shares

Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Class B shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of ..25%. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased. Class B shares sold within six years of purchase are subject to the following CDSCs:

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Year Since Purchase Payment Was Made	CDSC as a % of Amount Invested or Redemption Proceeds (whichever is less)

First	4.00
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00

CDSC waivers

The fund’s CDSC on Class A, B, and C shares may be waived in the following cases:

●	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

●	redemptions made within one year of death or disability of the shareholder

●	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

●	redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

●	redemptions from qualified and non-qualified employee benefit plans

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BUYING AND SELLING SHARES

Valuing Shares

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

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How to Buy Shares

By Mail--Regular Accounts. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail--IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568
Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for traditional, spousal and roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. The minimum initial and subsequent investment for Dreyfus automatic investment plans is $100. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

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How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

●	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

●	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

By Mail--Regular Accounts. To sell shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55268
Boston, MA 02205-8502

By Mail--IRA Accounts. To sell shares in an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568

A signature guarantee is required for some written sell orders. These include:

●	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

●	requests to send the proceeds to a different payee or address

●	amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

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You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer for up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

Redemption Fee

Frequent trading can disrupt the fund’s investment program and create additional costs for long term shareholders. For these reasons, the funds assesses a 2% fee on redemptions (including exchanges) of fund shares held for less than 60 days. The redemption fee is paid directly to the fund and is designed to offset brokerage commissions, market impact, and other costs associated with frequent trading.

Subject to the exceptions described below, you will be subject to the fee, whether you are holding shares directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, record keeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The fund will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries (including those sponsored by Dreyfus or its affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that the investment remains in the fund; (6) purchased by other mutual funds, if approved by Dreyfus; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the fund in its sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed from Coverdell Education Savings Accounts to pay qualified education expenses; (10) redeemed from 529 Plans; and (11) converted from one share class to another in the fund.

In addition, the fund will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by Dreyfus or through third party record keepers. These transactions include: (1) redemptions of shares purchased with new contributions to the plan, such as payroll contributions, excess contributions, and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distributions, systematic withdrawal programs, and lump sum distributions; (3) redemptions by plan participants of investments made on their behalf into Qualified Default Investment Alternatives (“QDIAs”); (4) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (5) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options and plan termination or merger; (6) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (7) forfeitures or redemptions in connection with a participant’s termination of employment.

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The fund may waive redemption fees for certain retirement plans that have implemented automated processes or other procedures to prevent frequent trading. Such waivers require the written approval of the fund.

The fund reserves the right to withdraw waivers in its sole discretion without notice if the fund determines that an account is engaging in frequent trading or other activities detrimental to the fund.

If you hold your shares through a financial intermediary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing Dreyfus with the information necessary to enable you to receive any redemption fee waivers to which you may be entitled.

While the fund seeks to apply its redemption fee policy to all accounts, the fund cannot assure that all intermediaries will properly assess the fees in omnibus accounts. In addition, due to operational limitations or restrictions, retirement plans and intermediaries that maintain omnibus accounts with the fund may calculate redemption fees differently than the fund. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.

21

GENERAL POLICIES

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

●	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

●	change its minimum or maximum investment amounts

●	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

●	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

●	refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor

22

and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

23

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

24

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

25

Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by _________, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended October 31,

Class A Shares	2009	2008		2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period		67.93		31.02	19.32	19.64
Investment Operations:
Investment income (loss)–net[a]		(.00	) [b]	(.12)	.12	.12
Net realized and unrealized gain (loss) on investments		(43.59)		41.61	11.59	(.15)
Total from Investment Operations		(43.59)		41.49	11.71	(.03)
Distributions:
Dividends from investment income–net		-		(.45)	(.01)	(.13)
Dividends from net realized gain on investments		(8.41)		(4.13)	-	(.16)
Total Distributions		(8.41)		(4.58)	(.01)	(.29)
Net asset value, end of period		15.93		67.93	31.02	19.32

Total Return (%)[c]		(72.40)		148.75	60.66	(.29)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.95		1.77	1.92	2.05
Ratio of net expenses to average net assets		1.94		1.75	1.88	2.04
Ratio of net investment income (loss) to average net assets		(.01)		(.26)	.44	.56
Portfolio Turnover Rate		66.07		106.59	188.08	178.32

Net Assets, end of period ($ x 1,000)		157,682		1,008,291	165,363	65,371

[a] Based on average shares outstanding at each month end.
[b] Amount represents less than $.01 per share.
[c] Exclusive of sales charge.

26

	Year Ended October 31,

Class B Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period		64.18	29.53	18.53	18.89
Investment Operations:
Investment income (loss)–net[a]		(.24)	(.50)	(.14)	(.05)
Net realized and unrealized gain (loss) on investments		(40.76)	39.50	11.14	(.13)
Total from Investment Operations		(41.00)	39.00	11.00	(.18)
Distributions:
Dividends from investment income–net		-	(.22)	-	(.02)
Dividends from net realized gain on investments		(8.41)	(4.13)	-	(.16)
Total Distributions		(8.41)	(4.35)	-	(.18)
Net asset value, end of period		14.77	64.18	29.53	18.53

Total Return (%)[b]		(72.60)	146.79	59.37	(1.08)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.68	2.58	2.73	2.84
Ratio of net expenses to average net assets		2.67	2.56	2.70	2.83
Ratio of net investment income (loss) to average net assets		(.68)	(1.19)	(.55)	(.23)
Portfolio Turnover Rate		66.07	106.59	188.08	178.32

Net Assets, end of period ($ x 1,000)		11,021	60,319	33,402	20,160

[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.

27

Class C Shares	Year Ended October 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period		64.13	29.56	18.54	18.91
Investment Operations:
Investment income (loss)—net[a]		(.27)	(.46)	(.11)	(.04)
Net realized and unrealized gain (loss) on investments		(40.69)	39.46	11.13	(.15)
Total from Investment Operations		(40.96)	39.00	11.02	(.19)
Distributions:
Dividends from investment income—net		-	(.30)	-	(.02)
Dividends from net realized gain on investments		(8.41)	(4.13)	-	(.16)
Total Distributions		(8.41)	(4.43)	-	(.18)
Net asset value, end of period		14.76	64.13	29.56	18.54

Total Return (%)[c]		(72.60)	146.90	59.44	(1.07)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.71	2.53	2.69	2.82
Ratio of net expenses to average net assets		2.70	2.51	2.66	2.82 [d]
Ratio of net investment income (loss) to average net assets		(.74)	(1.03)	(.42)	(.21)
Portfolio Turnover Rate		66.07	106.59	188.08	178.32

Net Assets, end of period ($ x 1,000)		86,643	513,012	86,666	39,748

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Expense waivers and/or reimbursements amounted to less than .01%.

28

Class I Shares	Year Ended October 31,

	2009	2008	2007 [a]	2006	2005

Per Share Data ($):
Net asset value, beginning of period		69.02	31.43	19.56	19.88
Investment Operations:
Investment income—netb		.03	.08	.33	.14
Net realized and unrealized gain (loss) on investments		(44.37)	42.16	11.60	(.13)
Total from Investment Operations		(44.34)	42.24	11.93	.01
Distributions:
Dividends from investment income—net		-	(.52)	(.06)	(.17)
Dividends from net realized gain on investments		(8.41)	(4.13)	-	(.16)
Total Distributions		(8.41)	(4.65)	(.06)	(.33)
Net asset value, end of period		16.27	69.02	31.43	19.56

Total Return (%)		(72.31)	149.45	61.14	(.04)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.66	1.49	1.62	1.77
Ratio of net expenses to average net assets		1.65	1.47	1.58	1.77	c
Ratio of net investment income to average net assets		.07	.16	1.13	.68
Portfolio Turnover Rate		66.07	106.59	188.08	178.32

Net Assets, end of period ($ x 1,000)		24,147	233,751	18,752	3,179

[a]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b]	Based on average shares outstanding at each month end.
[c]	Expense waivers and/or reimbursements amounted to less than .01%.

29

NOTES

30

For More Information

Dreyfus Greater China Fund

A series of Dreyfus Premier Investment Funds, Inc.

SEC file number: 811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone Call 1-800-554-4611

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail   Send your request to info@dreyfus.com

On the Internet   Certain fund documents can be viewed online or downloaded from:

SEC   http://www.sec.gov

Dreyfus   http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation	0130P0310

Dreyfus Satellite Alpha Fund

Class/Ticker   A  DSAAX   C  DSACX   I  DSAIX

PROSPECTUS March ___, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON

ASSET MANAGEMENT

Fund Summary

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 24 of the prospectus and in the How to Buy Shares section on page __ of the fund’s Statement of Additional Information (SAI). Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year. The fund pays no management fee to The Dreyfus Corporation (Dreyfus); however, the underlying funds in the Dreyfus Family of Funds in which the fund invests pay management fees to Dreyfus or its affiliates, which are reflected in the fee table below. Certain fees and expenses are incurred indirectly by the fund as a result of investing in the underlying funds. Dreyfus has contractually agreed, until March 1, 2011, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.35%.

Shareholder transaction fees (fees paid directly from your investment)

	Class A	Class C	Class I

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	none	none	none
Distribution (12b-1) fees	none	.75	none
Other expenses (including shareholder services fees)	XXX	XXX	XXX

Total annual fund operating expenses	XXX	XXX	XXX

Underlying funds fees and expenses	XXX	XXX	XXX

Total annual fund and underlying funds operating expenses	XXX	XXX	XXX
Fee waiver and/or expense reimbursement	XXX	XXX	XXX

Net operating expenses	XXX	XXX	XXX

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the

1

same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$XXX	$XXX	$XXX	$XXX
Class C	$XXX	$XXX	$XXX	$XXX
Class I	$XXX	$XXX	$XXX	$XXX

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

To pursue its goal, the fund normally allocates its assets among other mutual funds advised by Dreyfus that provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies. The fund also may invest in unaffiliated funds, including exchange-traded funds (ETFs), which may or may not be registered under the Investment Company Act of 1940, as amended (1940 Act), and certain other securities, generally when the desired economic exposure to a particular asset category or investment strategy is not available through a fund advised by Dreyfus or its affiliates. The funds advised by Dreyfus or its affiliates and the unaffiliated funds, including the ETFs, in which the fund invests are referred to as underlying funds. The fund’s portfolio managers seek to deliver “alpha” by investing in satellite asset categories and investment strategies which generally have a lower correlation with the broad U.S. stock and bond markets. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. Dreyfus seeks to diversify the fund’s investments by including underlying funds that emphasize, but are not limited to, the following asset categories and/or investment strategies: global equity, global fixed-income, global real estate, commodities, inflation protection, international and emerging markets, and currencies.

The Dreyfus Investment Committee determines the underlying funds and sets the target allocations. The underlying funds and the fund’s ranges (expressed as a percentage of the fund’s investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Range

Dreyfus Global Absolute Return Fund	0% to 35%

Dreyfus Inflation Adjusted Securities Fund	0% to 35%

Dreyfus International Bond Fund	0% to 35%

Dreyfus Global Real Estate Securities Fund	0% to 35%

2

Dreyfus Natural Resources Fund	0% to 35%

Dreyfus Emerging Markets Debt Local Currency Fund	0% to 35%

Emerging Markets Opportunity Fund	0% to 35%

PRINCIPAL RISKS

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

●

Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus investment committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve there investment objectives, and their performance may be lower than that of the overall performance of the international asset class. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

●

Conflicts of interest risk. The fund’s investment adviser, Dreyfus, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus investment committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

●

Alternative asset categories and investment strategies risk. Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

●

Correlation risk. Although the fund seeks to deliver returns that are not typically representative of the broad market by allocating its assets among satellite asset categories or investment strategies, there can be no guarantee that the performance of the underlying funds or the fund will have a low correlation to that of traditional asset classes under all market conditions.

The fund invest in shares of the underlying funds and thus is subject to the same principal risks as the underlying funds, which are described below. For more information regarding these risks, see the prospectus for the specific underlying fund.

●

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

3

●

Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

●

Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●

Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

●

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

PERFORMANCE

As a new fund, past performance information is not included in this part of the prospectus.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is Dreyfus. Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which is comprised of Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA and Kieth L. Stransky, CFA. Messrs. Maisano, Hoey and Reilly, as members of the committee, have managed the fund since the fund’s inception. Messrs. Disdier, Sheldon and Stransky, as members of the committee, have managed the fund together with Messrs. Maisano, Hoey and Reilly since July 2009.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by mail, telephone or online at www.Dreyfus.com. Your shares will be sold at the net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Details

GOAL AND APPROACH

The fund seeks long-term capital appreciation. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by Dreyfus that provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies. The fund also may invest in unaffiliated funds, including exchange-traded funds (ETFs), which may or may not be registered under the Investment Company Act of 1940, as amended (1940 Act), and certain other securities, generally when the desired economic exposure to a particular asset category or investment strategy is not available through a fund advised by Dreyfus or its affiliates. The funds advised by Dreyfus or its affiliates and the unaffiliated funds, including the ETFs, in which the fund invests are referred to as underlying funds. The fund’s portfolio managers seek to deliver “alpha” by investing in satellite asset categories and investment strategies which generally have a lower correlation with the broad U.S. stock and bond markets. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. Dreyfus seeks to diversify the fund’s investments by including underlying funds that emphasize, but are not limited to, the following asset categories and/or investment strategies: global equity, global fixed-income, global real estate, commodities, inflation protection, international and emerging markets, and currencies.

The Dreyfus Investment Committee determines the underlying funds and sets the target allocations. The underlying funds and the fund’s ranges (expressed as a percentage of the fund’s investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Range

Dreyfus Global Absolute Return Fund	0% to 35%

Dreyfus Inflation Adjusted Securities Fund	0% to 35%

Dreyfus International Bond Fund	0% to 35%

Dreyfus Global Real Estate Securities Fund	0% to 35%

Dreyfus Natural Resources Fund	0% to 35%

Dreyfus Emerging Markets Debt Local Currency Fund	0% to 35%

Emerging Markets Opportunity Fund	0% to 35%

The underlying funds and their target weightings are selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. A portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The Dreyfus investment committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. Any changes to the underlying funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the underlying funds. The Dreyfus Investment Committee has the discretion to change the underlying funds as well as add additional funds when the committee deems it necessary. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load.

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Description of the Underlying Funds

The fund pursues its goal by normally allocating its assets among a mix of underlying funds, which in turn may invest directly in securities as described below.

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Dreyfus Global Absolute Return Fund

The fund seeks total return. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle, typically a period of several years. The fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the fund seeks to provide returns that are largely independent of market moves.

The fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia and Western Europe. The fund ordinarily invests in at least three countries. The fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the fund’s portfolio managers to implement investment decisions quickly and cost-effectively. The fund also will invest in fixed-income securities, such as bonds, notes (including structured notes) and money market instruments, to provide exposure to bond markets and for liquidity and income.

The fund’s portfolio managers seek to deliver value added excess returns (“alpha”) by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies. The portfolio managers have considerable latitude in allocating the fund’s assets and in selecting derivative instruments and securities to implement the fund’s investment approach, and there is no limitation as to the amount of fund assets required to be invested in any one asset class. The fund’s portfolio will not have the same characteristics as its performance baseline benchmark—the Citibank 30-Day Treasury Bill Index. The portfolio managers also assess and manage the overall risk profile of the fund’s portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as priced to offer greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country’s equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the “risk premium” within a country, that is, whether there is, and, if so, how much of, an increased return for

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having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the fund’s assets between the country’s equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The fund will use to a significant degree derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced)) basis. These transactions involve a commitment by the fund to purchase or sell particular securities, such as mortgage-related securities, with payment and delivery taking place at a future date, and permit the fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The fund may “sell short” securities and other instruments. The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short. Short-selling is considered “leverage” and may involve substantial risk. The fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, Mellon Capital Management Corporation, as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

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Dreyfus Inflation Adjusted Securities Fund

The fund seeks returns that exceed the rate of inflation. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in inflation-indexed securities. These are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The inflation-indexed securities issued by the U.S. Treasury and some foreign government issuers, for example, accrue inflation into the principal value of the bond. Other issuers may pay out the Consumer Price Index accruals as part of a semi-annual coupon.

The fund primarily invests in high quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation which are rated investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by Dreyfus. Such other fixed-income securities may include: U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities.

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The fund seeks to keep the average effective duration of it portfolio at two to ten years. The fund may invest in securities with effective or final maturities of any length. The fund may adjust its portfolio holdings or average effective duration based on actual or anticipated changes in interest rates or credit quality. Duration is an indication of an investment’s “interest rate risk,” or how sensitive an investment or the fund’s portfolio may be to changes in interest rates. Generally, the longer a fund’s duration, the more it will react to interest rate fluctuations and the greater its long-term risk/return potential.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps (including interest rate and credit default swaps), options on swaps, and and other credit derivatives, as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate risk, to manage the effective duration or maturity of the fund’s portfolio, or as part of a hedging strategy. The fund may enter into swap agreements, such as credit default swaps, which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund’s investment adviser is Dreyfus.

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Dreyfus International Bond Fund

The fund seeks to maximize total return through capital appreciation and income. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in fixed-income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund ordinarily invests in at least five countries other than the U.S. and, at times, may invest a substantial portion of its assets in a single foreign country. The fund’s fixed-income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed-income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest up to 25% of its assets in emerging markets generally and up to 5% of its assets in any single emerging market country. The fund may invest in securities of issuers in emerging markets of any credit quality, including those rated or determined to be below investment grade quality.

Generally, the fund seeks to maintain a portfolio with an average credit quality of investment grade. The fund, however, may invest up to 25% of its assets in securities (not including securities of emerging markets issuers) rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus, at the time of purchase. The fund will not invest in securities rated lower than B at the time of purchase. The foregoing restrictions on securities rated below investment grade do not apply to the fund’s investments in securities of emerging markets issuers. There are no restrictions on the

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dollar-weighted average maturity of the fund’s portfolio or on the maturities of the individual fixed-income securities the fund may purchase.

The fund’s portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and de-emphasize the use of an interest rate forecasting strategy. The portfolio managers look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. The portfolio managers select securities for the fund’s portfolio by:

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using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal and monetary policies, and the credit quality of government debt

●	focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors

The fund’s portfolio managers have considerable latitude in determining whether to hedge the fund’s currency exposure and the extent of any such hedging. The fund currently intends to hedge some, but not necessarily all, of its foreign currency exposure. The currency exposure of the fund’s portfolio may be substantially unhedged to the U.S. dollar, but, at times, the portfolio managers may seek to manage currency risk and may find opportunities to add value by hedging a portion of the fund’s currency exposure to the U.S. dollar. The fund’s foreign currency strategy may include the use of a proprietary model designed to measure the currency risk in the fund’s portfolio and actively manage the fund’s hedged and unhedged currency exposure relative to the U.S. dollar. The portfolio managers have discretion as to whether to use the proprietary model.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, foreign currencies, indexes and interest rates), forward contracts, and swaps (including credit default swaps), as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy. The fund may enter into swap agreements, such as interest rate swaps and credit default swaps, which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. A credit default swap is a derivative instrument whereby the buyer makes fixed, periodic premium payments to the seller in exchange for being made whole on an agreed-upon amount of principal should the specified reference entity (i.e., the issuer of a particular security) experience a “credit event” (e.g., failure to pay interest or principal, bankruptcy or restructuring). The fund also may invest in collateralized debt obligations (CDOs), which include collateralized loan obligations and other similarly structured securities. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund’s investment adviser is Dreyfus.

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Dreyfus Global Real Estate Securities Fund

The fund seeks to maximize total return consisting of capital appreciation and current income. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in publicly-traded equity securities of companies principally engaged in the real estate sector. The fund considers a company to be “principally engaged” in the real estate sector if at least 50% of the company’s total revenues or earnings are derived from or at least 50% of the market value of its assets are attributed to the development, ownership, construction, management or sale of real estate, as determined by Urdang Securities Management, Inc. (Urdang), the fund’s sub-investment adviser. The fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants, equity interests in foreign investment funds or trusts, depositary receipts and other equity investments.

The fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Under normal market conditions, the fund expects to invest at least 40% of its assets in companies whose principal place of business is located outside the United States, and will invest in at least 10 different countries (including the United States). Although the fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. The fund’s benchmark is the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Global Real Estate Index (FTSE EPRA/NAREIT Global Real Estate Index), a market capitalization weighted index of exchange-listed real estate companies and REITs worldwide.

In selecting investments for the fund’s portfolio, Urdang uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective. Generally, Urdang combines bottom-up real estate research and its Relative Value Model (RVM) securities valuation process. In conducting its bottom-up research, Urdang engages in an active analysis process that includes regular and direct contact with the companies in the fund’s investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary RVM, Urdang seeks to establish the validity of the price of a security relative to its peers by providing statistically significant solutions to business- and management-related uncertainties, such as the impact on value of:

●	leverage;

●	growth rate;

●	market capitalization; and

●	property type.

The RVM process is based on arbitrage pricing theory and is used by Urdang to establish sector and company financial models which are used to evaluate the validity of a stock’s premium or discount to net asset value relative to its peers.

Urdang has entered into a strategic relationship with NAI Global™ (NAI) to access a proprietary research database covering commercial real estate firms and sector fundamentals worldwide. NAI is the world’s largest network of independently owned commercial real estate brokerage firms. This strategic relationship provides Urdang with exclusive access to NAI’s entire global database of fundamental real estate information. If the relationship between Urdang and NAI is modified or terminated, Urdang may no longer have access to NAI’s global database and resources, which could have a negative impact on its ability to provide day-to-day management of the fund’s investments.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts,

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as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

The fund’s investment adviser is Dreyfus. Dreyfus has engaged its affiliate, Urdang, as the fund’s sub-investment adviser to provide day-to-day management of the fund’s investments.

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Dreyfus Natural Resources Fund

The fund seeks long-term capital appreciation. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of companies in the natural resources and natural resources related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, drilling, refining, processing, transporting, distributing, fabricating, dealing in, or owning natural resources, and companies providing environmental services. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market capitalization. The fund typically will invest in equity securities of U.S.-based companies, but may invest up to 45% of its total assets in foreign securities, including emerging market securities. The fund may invest in securities the terms of which are related to the market value of a natural resource, commodity or related index. The fund’s stock investments may include common stocks, preferred stocks, warrants and convertible securities, including those purchased in initial public offerings (IPOs), and American Depositary Receipts (ADRs). The fund also may invest in securities issued by ETFs which generally are designed to provide investment results corresponding to an index.

Natural resources include, but are not limited to, precious metals (e.g., gold, platinum and silver), ferrous and non-ferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases) and other sources (including alternative sources) of energy, chemicals, paper and forest products, farming products, real estate, food, textile and tobacco products, and other basic commodities.

The fund invests in growth and value stocks, and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the portfolio manager seeks stocks or companies with strong positions in their natural resources sector, sustained achievement records and strong financial condition. The portfolio manager also looks for special situations, such as corporate restructurings, turnarounds or management changes, that could increase the stock price.

The fund typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance or when a stock is fully valued by the market. The fund may also sell a stock to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and swaps, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. Typically, the fund would invest in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, such as futures and options on futures with respect to the Goldman Sachs Commodity Index (GSCI®) or the Dow Jones AIG Commodity Index (DJ-AIGCI). The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

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The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund’s investment adviser is Dreyfus.

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Dreyfus Emerging Markets Debt Local Currency Fund

The fund seeks to maximize total return. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities. The fund’s emerging market bond investments may include Brady bonds and other debt issued by governments, their agencies and instrumentalities, or by central banks, corporate debt securities, such as convertible securities, preferred stock and corporate commercial paper, structured notes, loan participations, money market instruments and other fixed-income securities or instruments that provide investment exposure to emerging market debt. The fund may enter into forward contracts, futures and options contracts and swap agreements with respect to emerging market currencies to provide economic exposure similar to investments in sovereign and corporate emerging market debt. The fund is not restricted as to credit quality or maturity when making investments in debt securities.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities, as well as any other country the portfolio managers believe has an emerging economy or market. The emerging market countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Israel, Kazakhstan, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Russia, Slovakia, South Africa, South Korea, Taiwan, Thailand, Uruguay and Venezuela. The fund’s benchmark is the JPMorgan Government Bond Index–Emerging Markets Diversified (GBI-EM Diversified), an unmanaged index that tracks local currency bonds issued by emerging market governments and includes only those countries that give access to their capital markets to foreign investors.

In choosing investments, the fund’s portfolio managers employ an investment process that uses in-depth fundamental country and currency analysis supported by quantitative valuation models. A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocation. The portfolio managers also consider other market technicals and the global risk environment. The portfolio managers seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

The portfolio managers select the fund’s country and currency allocations based on their evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors the portfolio managers believe to be relevant. In general, the portfolio managers seek to invest in countries that have strong outlooks for balance of payments with monetary policies designed to control local inflation.

Many of the emerging market countries in which the fund invests have sovereign ratings that are below investment grade or are unrated. Moreover, the corporate or other privately issued debt securities in which the fund may invest may be rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. There are no restrictions on the average maturity of the fund’s portfolio or on the maturities of the individual debt securities the fund may purchase. The fund

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also may invest up to 20% of its assets, measured at the time of investment, in debt securities denominated in developed market currency, including U.S. dollar-denominated securities, and in derivative instruments that provide investment exposure to such securities.

The fund may use to a significant degree derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps (including interest rate and credit default swaps), options on swaps, hybrid instruments (typically structured notes) and other credit derivatives, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the fund’s portfolio, as part of a hedging strategy, or for other purposes related to the management of the fund. The fund may enter into swap agreements, such as interest rate swaps and credit default swaps, which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. The fund may gain exposure to certain issuers and markets by investing in participatory notes issued by banks, broker/dealers and other financial institutions or other structured or derivative instruments that are designed to replicate, or otherwise provide exposure to, the performance of such issuers and markets. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund’s investment adviser is Dreyfus.

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Emerging Markets Opportunity Fund

The fund seeks long-term capital appreciation. The fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund’s outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or operations, in emerging market countries. Normally, the fund will invest in at least ten emerging market countries. The fund may invest in the stocks of companies of any size. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in IPOs or shortly thereafter. The fund also may invest in securities issued by ETFs which generally are designed to provide investment results corresponding to an index.

The portfolio managers begin the investment process by emphasizing a top-down investment approach to allocate the fund’s assets among emerging market countries. The portfolio managers use a quantitative model that incorporates valuation, currency, momentum, growth, interest rate and risk factors to rank emerging market countries and suggest country allocation weights versus the Morgan Stanley Capital International (MSCI) Emerging Markets Index, a market capitalization-weighted index designed to measure the equity performance of emerging market countries in Europe, Latin America and the Pacific Basin, which is the fund’s performance benchmark. The portfolio managers then evaluate the model’s rankings and suggested country allocations by assessing certain qualitative factors, such as political and economic developments, and market factors, such as liquidity. The portfolio managers typically will overweight the fund’s investment in emerging market countries identified by the model as attractive, and underweight those countries identified as unattractive, with any adjustments resulting from the qualitative assessment being primarily in the magnitude of the position with limitations on the direction (i.e., from overweight to neutral, not all the way to underweight).

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To select individual stocks within emerging market countries, the portfolio managers use a bottom-up investment approach, focusing on fundamental analysis and assessments of company management, product line and competitive position to rank individual stocks. The portfolio managers typically overweight the stocks of companies considered to be attractive, and underweight those stocks considered to be unattractive, from an investment perspective.

The portfolio managers also assess and manage the overall risk profile of the fund’s portfolio. The currency exposure of the fund’s portfolio typically is unhedged to the U.S. dollar, since currency is an implicit part of the country allocation and stock selection process.

The fund typically sells a stock when its ranking is downgraded, when it significantly underperforms the local country index or falls short of the portfolio managers’ expectations, or to underweight exposure to a particular market.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, and swaps, as a substitute for investing directly in an underlying asset, to increase returns, to manage market and/or interest rate risk, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund’s investment adviser is Dreyfus.

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INVESTMENT RISKS

The fund’s principal risks are discussed below. An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

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Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus investment committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve there investment objectives, and their performance may be lower than that of the overall performance of the international asset class. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

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Conflicts of interest risk. The fund’s investment adviser, Dreyfus, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus investment committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

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Alternative asset categories and investment strategies risk. Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

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Correlation risk. Although the fund seeks to deliver returns that are not typically representative of the broad market by allocating its assets among satellite asset categories or investment strategies, there can be no guarantee that the performance of the underlying funds or the fund will have a low correlation to that of traditional asset classes under all market conditions.

The fund invest in shares of the underlying funds and thus is subject to the same principal risks as the underlying funds, which are described below. For more information regarding these risks, see the prospectus for the specific underlying fund.

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Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

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Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

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Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

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Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

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Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

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Foreign government obligations and securities of supranational entities risk. Investing in the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in emerging market countries have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

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Natural resources sector risk. Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw

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materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors.

Securities of companies within specific natural resources sectors can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.

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Real estate sector risk. Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the Investment Company Act of 1940. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time.

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Large cap stock risk. By focusing on large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

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Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

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Value stock risk. Value stocks involve the risk that they may never reach their expected market value, either because the market fails to recognize the stock’s intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

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Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).

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ETF risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

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Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price.

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Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

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Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.

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Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield, or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

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Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

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Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities may have greater exposure to liquidity risk than domestic securities.

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Leveraging risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

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Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. The fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.

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Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

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IPO risk. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

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Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

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Under adverse market conditions, the fund and each underlying fund could invest some or all of its assets in the securities of U.S. issuers, U.S. Treasury securities and money market securities. Although the fund or underlying fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund or underlying fund may not achieve its investment objective.

Certain underlying funds may seek to achieve their respective investment objectives by allocating their investments among various asset classes. The asset classes in which an underlying fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the underlying fund will be affected by its allocation among such asset classes. If an underlying fund favors exposure to an asset class during a period when that class underperforms, performance may be hurt

Investing by a fund in pooled investment vehicles may involve duplication of advisory fees and certain other expenses.

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As a regulated investment company (RIC), a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Certain underlying funds may gain exposure to local currency markets through forward currency contracts. Although foreign currency gains currently constitute qualifying income, the U.S. Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of a fund’s foreign currency-denominated positions as not qualifying income, and there is a remote possibility that such regulations might be applied retroactively, which could result in adverse tax consequences for the fund.

At times, the underlying funds may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the respective underlying fund’s after-tax performance. From time to time, an underlying fund may experience relatively large purchases or redemptions due to asset allocation decisions made by Dreyfus or its affiliates for their clients, including the fund, which may increase such transaction costs.

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MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $313 billion in 194 mutual fund portfolios. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended October 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.1 trillion in assets under custody and administration and $966 billion in assets under management, and it services more than $11.9 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which has managed the fund since the fund’s inception. The committee is comprised of Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA. Mr. Maisano is Chief Investment Strategist of BNY Mellon Asset Management and Chief Investment Officer, Vice Chair and a director of Dreyfus, where he has been employed since November 2006. Prior to joining Dreyfus, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors LLC (EACM), an affiliate of Dreyfus, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.Mr. Hoey is Chief Economist of Dreyfus and Chief Economist and Senior Vice President of BNY Mellon. He joined Dreyfus in 1991 as chief economist. Mr. Disdier has been employed by Dreyfus since 1988 and currently oversees all fixed income and cash management investment strategies at BNY Mellon Asset Management. Mr. Reilly is Director of Investment Oversight at Dreyfus and has managed the Dreyfus Investment Oversight team since 2005. He is also Director of Equity Strategies for BNY Mellon Asset Management and has been employed by Dreyfus or its affiliates since 1990. Mr. Sheldon is director of Investment Strategy for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon (and its predecessor) since 1995. He also is employed by Dreyfus. Mr. Stransky is the chief investment officer (traditional) and a senior portfolio manager for EACM, where he has been employed since 1983. He also is employed by Dreyfus.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or

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MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

CHOOSING A SHARE CLASS

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, C and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

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Class A shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an annual shareholder services fee of .25%.

Since some of your investment goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

●	plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

●	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

	Total Sales Load -- Class A Shares

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share

Less than $50,000	5.75	6.10
$50,000 to less than $100,000	4.50	4.70
$100,000 to less than $250,000	3.50	3.60
$250,000 to less than $500,000	2.50	2.60
$500,000 to less than $1,000,000	2.00	2.00
$1,000,000 or more*	-0-	-0-

* No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

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Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

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●

Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

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Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

●	full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

●	board members of Dreyfus and board members of the Dreyfus Family of Funds

●	full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

●	“wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

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qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

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qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund since on or before February 28, 2006

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investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options

●

members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

●	participants in certain Health Savings Account programs

●	employees participating in qualified or non-qualified employee benefit plans

●

shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

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Class C shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of .25%. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

●	bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

●

institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans

●	law firms or attorneys acting as trustees or executors/administrators

●	foundations and endowments that make an initial investment in the fund of at least $1 million

●

sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

●	advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

CDSC waivers

The fund’s CDSC on Class A and C shares may be waived in the following cases:

●	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

●	redemptions made within one year of death or disability of the shareholder

●	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

●	redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

●	redemptions from qualified and non-qualified employee benefit plans

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BUYING AND SELLING SHARES

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

27

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568
Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for traditional, spousal and roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. The minimum initial and subsequent investment for Dreyfus automatic investment plans is $100. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

●	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

●	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55268

28

Boston, MA 02205-8502

By Mail – IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568

A signature guarantee is required for some written sell orders. These include:

●	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

●	requests to send the proceeds to a different payee or address

●	amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

29

GENERAL POLICIES

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

●	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

●	change its minimum or maximum investment amounts

●	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

●	“redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

●	refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor

30

and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

31

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

If the fund invests all of its assets in shares of the underlying funds, its distributable income and gains will normally consist entirely of distributions from the underlying funds’ income and gains and losses on the dispositions of shares of underlying funds. A portion of any qualified dividends received by the fund from an underlying fund may be designated as qualified dividend income as well, provided the fund meets holding period and other requirements with respect to shares of the underlying fund.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

32

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

33

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by ________, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

7/15/09(commencement of operations) - 10/31/09

	Class A Shares	Class C Shares	Class I Shares

Per Share Data ($):
Net asset value, beginning of period
Investment Operations:
Investment income (loss)-net
Net realized and unrealized gain (loss) on investments
Total from Investment Operations
Net asset value, end of period
Total Return (%)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets
Ratio of net expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio Turnover Rate
Net Assets, end of period ($ x 1,000)

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus Satellite Alpha Fund

A series of Dreyfus Premier Investment Funds, Inc.

SEC file number: 811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone Call 1-800-554-4611

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail   Send your request to info@dreyfus.com

On the Internet   Certain fund documents can be viewed online or downloaded from:

SEC   http://www.sec.gov

Dreyfus   http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation	6256P0310

DREYFUS PREMIER INVESTMENT FUNDS, INC.

DREYFUS DIVERSIFIED GLOBAL FUND
(Class A, Class C and Class I Shares)

DREYFUS DIVERSIFIED INTERNATIONAL FUND
(Class A, Class C and Class I Shares)
DREYFUS DIVERSIFIED LARGE CAP FUND
(Class A, Class C and Class I Shares)

DREYFUS SATELLITE ALPHA FUND
(Class A, Class C and Class I Shares)

STATEMENT OF ADDITIONAL INFORMATION

MARCH 1, 2010

          This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus, each dated March 1, 2010, of Dreyfus Diversified Global Fund, Dreyfus Diversified International Fund, Dreyfus Diversified Large Cap Fund and Dreyfus Satellite Alpha Fund, each a separate series (each, a “Fund” and collectively, the “Funds”) of Dreyfus Premier Investment Funds, Inc. (the “Company”), as each Prospectus may be revised from time to time. To obtain a copy of the relevant Fund’s Prospectus, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call 1-800-554-4611.

          The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

Summary of the Proxy Voting Policy, Procedures and Guidelines of The Dreyfus Family of Funds	B-81
Information About the Company and Funds	B-83
Counsel and Independent Registered Public Accounting Firm	B-85
Appendix	B-86

DESCRIPTION OF THE COMPANY AND FUNDS

          The Company is a Maryland corporation formed on November 21, 1991. Each Fund is a separate series of the Company, an open-end management investment company, known as a mutual fund. Each Fund is a diversified fund, which means that, with respect to 75% of the Fund’s total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

          Each Fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (the “Manager” or “Dreyfus”) or its affiliates, referred to as “Underlying Funds,” as described in the Fund’s Prospectus. Dreyfus serves as each Fund’s investment adviser.

          MBSC Securities Corporation (the “Distributor”) is the distributor of each Fund’s shares.

          Because each Fund invests all or substantially all of its investable assets in the Underlying Funds, the description of the investment policies, techniques, specific investments and related risks for the Funds and the Underlying Funds that follows applies primarily to the Underlying Funds.

Certain Portfolio Securities

          The following information supplements (except as noted) and should be read in conjunction with the relevant Fund’s Prospectus.

          Common and Preferred Stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund and certain Underlying Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund and certain Underlying Funds may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

          Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          Each Fund and certain Underlying Funds may invest in so-called “synthetic convertible securities,” which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund or Underlying Fund may purchase a non-convertible debt security and a warrant or option. The “market value” of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

          Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of certain commodities, including gold bullion or other precious metals.

          Foreign Securities. Foreign securities include the securities of companies organized under the laws of countries other than the United States and those issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities. They also include securities of companies whose principal trading market is in a country other than the United States or of companies (including those that are located in the United States or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          The foreign securities in which a Fund and certain Underlying Funds may invest may include securities of foreign companies located in emerging market countries. In addition, a Fund and certain Underlying Funds may purchase participation interests in loans between foreign governments and financial institutions, and interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued or guaranteed by foreign governments. These include sovereign debt obligations and Brady Bonds described below. A Fund and certain Underlying Funds also may invest in the currencies of such countries and may engage in strategic transactions in the markets of such countries. See “Investment Techniques.”

          Depositary Receipts. Each Fund and certain Underlying Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U.S. securities markets and GDRs in bearer form are designed for use outside the United States.

          These securities may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of the Manager, by brokers executing the purchases or sales.

          Investment Companies. Each Fund and certain Underlying Funds may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a fund’s investment in such securities, subject to certain exceptions (including an exception that applies to a Fund’s investment in the Underlying Funds), currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the fund’s total assets with respect to any one investment company and (iii) 10% of the fund’s total assets in the aggregate. As a shareholder of another investment company, the fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to any fees and other expenses that a Fund or Underlying Fund bears directly in connection with its own operations. Each Fund and certain Underlying Funds also may invest their uninvested cash reserves, or cash received as collateral from borrowers of their portfolio securities in connection with a fund’s securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above. See “Lending Portfolio Securities.”

          Exchange-Traded Funds. Each Fund and certain Underlying Funds may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to a securities (or commodities) index. These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq 100 Shares”), World Equity Benchmark Series (“WEBS”) and iShares exchange-traded funds (“iShares”), such as iShares MSCI EAFE Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

          The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the relevant Fund or Underlying Fund. Moreover, a Fund’s or Underlying Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

          Mortgage-Related Securities. Each Fund and certain Underlying Funds may invest in mortgage-related securities, which are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, mortgage pass-through securities, interests in adjustable rate mortgages (“ARMs”), real estate mortgage investment conduits (“REMICs”), real estate investment trusts (“REITs”), including debt and preferred stock issued by REITs, and other mortgage-related securities. The mortgage-related securities in which a Fund or an Underlying Fund may invest include those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

          Dreyfus Diversified International Fund intends to invest less than 5% of its assets in mortgage-related securities.

Residential Mortgage-Related Securities—The Fund or an Underlying Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), or issued by private entities. Residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

          Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship and the U.S. Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, enhanced the ability of each agency to meet its obligations. The future status and role of FNMA and FHLMC could be impacted by (among other things) the actions taken and restrictions placed on FNMA and FHLMC by the FHFA in is role as conservator, the restrictions placed on the operations and activities of FNMA and FHLMC as a result of the senior preferred stock investment made by the Treasury, market responses to developments at FNMA and FHLMC, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FNMA and FHLMC, including any such mortgage-backed securities held by a Fund.

Commercial Mortgage-Related Securities—Each Fund and certain Underlying Funds may invest in commercial mortgage-related securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to holders of the senior classes against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities (“Subordinated Securities”) take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Subordinated Securities—Each Fund and certain Underlying Funds may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgages. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations (“CMOs”) and Multi-Class Pass-Through-Securities—Each Fund and certain Underlying Funds may invest in CMOs, which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

          Each class of CMOs, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates, which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate (“LIBOR”) (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Each Fund and certain Underlying Funds also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

          Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indices. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The ability to dispose of positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Stripped Mortgage-Backed Securities—Each Fund and certain Underlying Funds also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the relevant Fund or Underlying Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Adjustable Rate Mortgages (ARMs)—Each Fund and certain Underlying Funds may invest in ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Private Entity Securities—Each Fund and certain Underlying Funds may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Other Mortgage-Related Securities—Other mortgage-related securities in which a Fund or certain Underlying Funds may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

          Real Estate Investment Trusts (REITs). Each Fund and certain Underlying Funds may invest in REITs. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

          REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

          Asset-Backed Securities. Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. Each Fund and certain Underlying Funds may invest in these and other types of asset-backed securities that may be developed in the future.

          Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide a Fund or an Underlying Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

          Collateralized Debt Obligations. Each Fund and certain Underlying Funds may invest in collateralized debt obligations (“CDOs”), which are securitized interests in pools of—generally non-mortgage—assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation or collateralized bond obligation if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

          Warrants. A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation’s securities at a set price for a specified period of time. Each Fund and certain Underlying Funds may invest in warrants to purchase equity or fixed-income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit the relevant Fund or Underlying Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

          Sovereign Debt Obligations. Each Fund and certain Underlying Funds may invest in sovereign debt obligations. Investments in sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund or Underlying Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the net asset value of the Fund or Underlying Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

          A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

          Brady Bonds. Each Fund and certain Underlying Funds may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets. Brady Bonds with no or limited collateralization of interest or principal payment obligations have increased credit risk, and the holders of such bonds rely on the willingness and ability of the foreign government to make payments in accordance with the terms of such Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, generally are collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Each Fund and certain Underlying Funds also may invest in one or more classes of securities (“Structured Securities”) backed by or representing interests in, Brady Bonds. The cash flow on the underlying instruments may be apportioned among the newly-issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments.

          Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

          Each Fund and certain Underlying Funds may invest in floating rate debt instruments (“floaters”). The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the relevant Fund or Underlying Fund with a certain degree of protection against rises in interest rates, although the relevant Fund or Underlying Fund will participate in any declines in interest rates as well.

          Each Fund and certain Underlying Funds also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Investing in inverse floaters involves leveraging which may magnify gains or losses.

          Participation Interests and Assignments. Each Fund and certain Underlying Funds may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders (“Co-Lenders”), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the “Agent Bank”). Co-Lenders may sell such securities to third parties called “Participants.” The Fund or an Underlying Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, “participation interests”). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the “Borrower”), together with Agent Banks, are referred herein as “Intermediate Participants.”

          Each Fund and certain Underlying Funds also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund or Underlying Fund and the Borrower. A participation interest gives the relevant Fund or Underlying Fund an undivided interest in the security in the proportion that the Fund’s or Underlying Fund’s participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. A Fund or an Underlying Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund’s or Underlying Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund or Underlying Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, a Fund or an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund or Underlying Fund would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund or Underlying Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund or Underlying Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund or Underlying Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank’s creditors. In such case, the relevant Fund or Underlying Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

          Each Fund and certain Underlying Funds also may invest in the underlying loan to the Borrower through an assignment of all or a portion of such loan (“Assignments”) from a third party. When a Fund or an Underlying Fund purchases Assignments from Co-Lenders it will acquire direct rights against the Borrower on the loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the relevant Fund or Underlying Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Co-Lender. A Fund or an Underlying Fund may have difficulty disposing of Assignments because to do so it will have to assign such securities to a third party. Because there is no established secondary market for such securities, it is anticipated that such securities could be sold only to a limited number of institutional investors. The lack of an established secondary market may have an adverse impact on the value of such securities and the relevant Fund’s or Underlying Fund’s ability to dispose of particular Assignments when necessary to meet the Fund’s or Underlying Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the Borrower. The lack of an established secondary market for Assignments also may make it more difficult for a Fund or an Underlying Fund to assign a value to these securities for purposes of valuing the Fund’s or Underlying Fund’s portfolio and calculating its net asset value.

          Eurodollar and Yankee Dollar Investments. Each Fund and certain Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar-denominated bonds typically issued in the United States by foreign governments and their agencies and foreign banks and corporations. Each Fund and certain Underlying Funds may invest in Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

          Zero Coupon, Pay-In-Kind and Step-Up Securities. Each Fund and certain Underlying Funds may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions, which constitute a proportionate ownership of the issuer’s pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Each Fund and certain Underlying Funds may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds. Each Fund and certain Underlying Funds also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, the relevant Fund or Underlying Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund or the Underlying Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the relevant Fund or Underlying Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See “Dividends, Distributions and Taxes.”

          Inflation-Indexed Bonds. Each Fund and certain Underlying Funds may invest in inflation-indexed bonds, such as Treasury Inflation-Protection Securities (“TIPS”), which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

          Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-index bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Each Fund and certain Underlying Funds also may invest in other inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-index bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

          While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

          The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

          U.S. Government Securities. Each Fund and certain Underlying Funds may invest in U.S. Government securities, which include a variety of U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, the Fund or an Underlying Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates of the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

          Municipal Obligations. Each Fund and certain Underlying Funds may invest in municipal obligations. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments that are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation’s interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. Each Fund and certain Underlying Funds also may acquire call options on specific municipal obligations. The Fund or the Underlying Fund generally would purchase these call options to protect the Fund or the Underlying Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

          While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible fund investments. Dividends received by shareholders that are attributable to interest income received by the Fund or the Underlying Fund from municipal obligations generally will be subject to Federal income tax. The Funds and respective Underlying Funds may invest in municipal obligations, the ratings of which correspond with the ratings of their other permissible investments.

          Money Market Instruments. When the Manager or an Underlying Fund’s investment adviser determines that adverse market conditions exist, a Fund or an Underlying Fund, respectively, may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. Each Fund and certain Underlying Funds also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Bank Obligations. Bank obligations include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Repurchase Agreements. A repurchase agreement is a contract under which a Fund or an Underlying Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the relevant Fund or Underlying Fund to resell such security at a fixed time and price (representing the Fund’s or Underlying Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund or the Underlying

Fund entering into the repurchase agreement bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund or Underlying Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Commercial Paper. Each Fund and certain Underlying Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Commercial paper may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers.

          Illiquid Securities. Each Fund and certain Underlying Funds may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s or Underlying Fund’s investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the relevant Fund or Underlying Fund is subject to a risk that should the Fund or the Underlying Fund desire to sell them when a ready buyer is not available at a price the Fund or the Underlying Fund deems representative of their value, the value of the net assets of the Fund or Underlying Fund could be adversely affected.

Investment Techniques

          The following information supplements (except as noted) and should be read in conjunction with the relevant Fund’s Prospectus.

          Foreign Currency Transactions. Each Fund and certain Underlying Funds may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent a Fund or an Underlying Fund invests in such currencies, the Fund or the Underlying Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.

          Each Fund and certain Underlying Funds may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund or the Underlying Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund or the Underlying Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve a Fund or an Underlying Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund or the Underlying Fund contracted to receive. Each Fund and certain Underlying Funds may engage in cross currency hedging against price movements between currencies, other than the U.S. dollar, caused by currency exchange rate fluctuations. A Fund’s or an Underlying Fund’s success in these transactions may depend on the ability of the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Each Fund and certain Underlying Funds also may enter into forward foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a specified currency at a specified future date. The cost to the relevant Fund or Underlying Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Generally, secondary markets do not exist for forward contracts, with the result that closing transactions can be made for forward contracts only by negotiating directly with the counterparty to the contract.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

          Borrowing Money. Each Fund and certain Underlying Funds are permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Fund, however, currently intends to borrow money only for temporary or emergency (not leveraging) purposes. While such borrowings exceed 5% of the value of a Fund’s total assets, the Fund will not make any additional investments. In addition, each Fund and certain Underlying Funds may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below under “Reverse Repurchase Agreements.”

          Leverage. Certain Underlying Funds are permitted to buy securities using borrowed money, known as leveraging. Leveraging exaggerates the effect on net asset value of any increase or decrease in the market value of the Underlying Fund’s portfolio. These borrowings will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Underlying Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Underlying Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Underlying Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          Reverse Repurchase Agreements. Each Fund and certain Underlying Funds may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements. A Fund or an Underlying Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the relevant Fund or Underlying Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The relevant Fund or Underlying Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund or the Underlying Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the relevant Fund or Underlying Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent a Fund or an Underlying Fund enters into a reverse repurchase agreement, the Fund or the Underlying Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission (the “SEC”). The SEC views reverse repurchase transactions as collateralized borrowings.

          Lending Portfolio Securities. Each Fund and certain Underlying Funds may lend securities from their respective portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the relevant Fund or Underlying Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The relevant Fund or Underlying Fund also has the right to terminate a loan at any time. The relevant Fund or Underlying Fund may call the loan to vote proxies if a material issue affecting the Fund’s or the Underlying Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the relevant Fund’s or Underlying Fund’s total assets (including the value of all assets received as collateral for the loan). The relevant Fund or Underlying Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the relevant Fund or Underlying Fund a loan premium fee. If the collateral consists of cash, the relevant Fund or Underlying Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Each Fund and certain Underlying Funds may participate in a securities lending program operated by The Bank of New York Mellon, as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the relevant Fund or Underlying Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the relevant Fund or Underlying Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the relevant Fund or Underlying Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The relevant Fund and Underlying Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

          Short-Selling. Each Fund and certain Underlying Funds may engage in short-selling. In these transactions, the relevant Fund or Underlying Fund sells a security it does not own in anticipation of a decline in the market value of the security. Each Fund and certain Underlying Funds may make short-sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns. To complete a short-sale transaction, the relevant Fund or Underlying Fund must borrow the security to make delivery to the buyer. The relevant Fund or Underlying Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the relevant Fund or Underlying Fund, which would result in a loss or gain, respectively.

          Dreyfus Diversified International Fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the fund’s net assets. Dreyfus Diversified International Fund may not make a short sale that results in the fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

          Each Fund and certain Underlying Funds also may make short sales “against the box,” in which the Fund or the Underlying Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale. At no time will more than 15% of the value of Dreyfus Diversified Fund’s net assets be in deposits on short sales against the box.

          Until the relevant Fund or Underlying Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

          Derivatives. Each Fund and certain Underlying Funds may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund or an Underlying Fund to invest than “traditional” securities would. Examples of derivative instruments the Funds and certain Underlying Funds may use, in addition to forward contracts, mortgage-related securities, CDOs and other asset-backed securities, include options contracts, futures contracts, options on futures contracts, participatory notes, structured notes, swap agreements and credit derivatives. The Funds’ or an Underlying Fund’s portfolio managers, however, may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund or an Underlying Fund will succeed.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund or an Underlying Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund or the Underlying Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the relevant Fund’s or Underlying Fund’s performance.

          If a Fund or an Underlying Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s or the Underlying Fund’s return or result in a loss. A Fund or an Underlying Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s or the Underlying Fund’s other investments, or if the Fund or the Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a variation margin payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund or an Underlying Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

          Some derivatives the Funds or certain Underlying Funds may use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the SEC, the relevant Fund or Underlying Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to “cover” the Fund’s or the Underlying Fund’s obligations relating to its transactions in derivatives. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, the relevant Fund or Underlying Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the relevant Fund or Underlying Fund is permitted to set aside liquid assets in an amount equal to the Fund’s or the Underlying Fund’s daily marked-to-market net obligation (i.e., the Fund’s or the Underlying Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the relevant Fund or Underlying Fund may employ leverage to a greater extent than if the Fund or the Underlying Fund were required to segregate assets equal to the full notional value of such contracts.

          Neither the Company nor the Funds will be a commodity pool. The Company has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that neither the Company nor the Funds is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions—In General. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

          Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the relevant Fund or Underlying Fund realizes a capital gain, or if it is more, the Fund or the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the relevant Fund or Underlying Fund realizes a capital gain, or if it is less, the Fund or the Underlying Fund realizes a capital loss. Transaction costs also are included in these calculations.

          Each Fund and certain Underlying Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the relevant Fund or Underlying Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund or the Underlying Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and those that are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

          Engaging in these transactions involves risk of loss to the relevant Fund or Underlying Fund which could adversely affect the value of the Fund’s or the Underlying Fund’s net assets. Although each Fund and the relevant Underlying Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the relevant Fund or Underlying Fund to substantial losses.

          Successful use of futures and options with respect thereto by a Fund or an Underlying Fund also is subject to the ability of the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Fund or an Underlying Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund or the Underlying Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the relevant Fund or Underlying Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The relevant Fund or Underlying Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Specific Futures Transactions. Each Fund and certain Underlying Funds may invest in futures contracts and options on futures contracts, including those with respect to securities indexes, interest rates and currencies.

          Each Fund and certain Underlying Funds may purchase and sell index futures contracts and options thereon. An index future obligates the relevant Fund or Underlying Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

          Each Fund and certain Underlying Funds may purchase and sell interest rate futures contracts and options thereon. An interest rate future obligates the relevant Fund or Underlying Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

          Each Fund and certain Underlying Funds may purchase and sell currency futures and options thereon. A foreign currency future obligates the relevant Fund or Underlying Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

          Each Fund and certain Underlying Funds may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The relevant Fund or Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Options—In General. Each Fund and certain Underlying Funds may purchase call and put options and write (i.e., sell) covered call and put option contracts. Dreyfus Diversified International Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options, and write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by the relevant Fund or Underlying Fund is a call option with respect to which the Fund or the Underlying Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the relevant Fund or Underlying Fund is covered when, among other things, the Fund or the Underlying Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The relevant Fund or Underlying Fund receives a premium from writing covered call or put options, which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund or an Underlying Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. Each Fund and certain Underlying Funds may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities),

including, as applicable, equity securities (including convertible securities), U.S. Government securities, foreign sovereign debt, corporate debt securities, and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the over-the-counter market, or securities indices, currencies or futures.

          An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

          Each Fund and certain Underlying Funds may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price that is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

          Each Fund and certain Underlying Funds may purchase cash-settled options on swaps, described below, denominated in U.S. dollars or foreign currency, in pursuit of its investment objective. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.

          Successful use by a Fund or an Underlying Fund of options and options on futures will be subject to the ability of the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates, as applicable. To the extent these predictions are incorrect, the relevant Fund or Underlying Fund may incur losses.

Swap Transactions. Each Fund and certain Underlying Funds may engage in swap transactions, including currency swaps, index swaps and interest rate swaps. A Fund or an Underlying Fund may enter into swaps for both hedging purposes and to seek to increase total return. Each Fund and certain Underlying Funds also may enter into options on swap agreements, sometimes called “swaptions.”

          Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

          Most swap agreements entered into by a Fund or an Underlying Fund are cash settled and calculate the obligations of the parties to the agreement on a “net basis.” Thus, the relevant Fund’s or Underlying Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The relevant Fund’s or Underlying Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund or the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund or the Underlying Fund.

          A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. Depending on the terms of the particular option agreement, the relevant Fund or Underlying Fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund or an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund or an Underlying Fund writes a swap option, upon exercise of the option the Fund or the Underlying Fund will become obligated according to the terms of the underlying agreement.

          Interest rate swaps are over-the-counter contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Interest rate collars involve selling a cap and purchasing a floor or vice versa to protect the relevant Fund or Underlying Fund against interest rate movements exceeding given minimum or maximum levels.

          The use of swap agreements is a highly specialized activity that involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the relevant Fund or Underlying Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s or an Underlying

Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

          A Fund or an Underlying Fund will enter into swap agreements only when the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, believes it would be in the best interests of the Fund or the Underlying Fund to do so. In addition, a Fund or an Underlying Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s or the Underlying Fund’s repurchase agreement guidelines).

Credit Derivatives. Each Fund and certain Underlying Funds may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity that involves strategies and risks different from those associated with ordinary portfolio security transactions. If the portfolio managers are incorrect in their forecasts of default risks, market spreads or other applicable factors, the investment performance of the relevant Fund or Underlying Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the portfolio managers are correct in their forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if a Fund or an Underlying Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund’s or the Underlying Fund’s loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the relevant Fund’s or Underlying Fund’s loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Structured Notes and Other Hybrid Instruments. Structured notes are derivative securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions.

          A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some currency or securities index or another interest rate (each a “benchmark”). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

          Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the relevant Fund or Underlying Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the relevant Fund or Underlying Fund.

Participatory Notes. Each Fund and certain Underlying Funds may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets. Participatory notes are a type of equity-linked derivative, which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the relevant Fund or Underlying Fund. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the relevant Fund or Underlying Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the stocks underlying such participatory notes. Participatory notes involve transaction costs. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to the relevant Fund’s or Underlying Fund’s percentage limitation for investments in illiquid securities.

Combined Transactions. Each Fund and certain Underlying Funds may enter into multiple transactions (as applicable), including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple swap transactions and multiple interest rate transactions, structured notes and any combination of futures, options, swaps, currency and interest rate transactions (“component transactions”), instead of a single strategic transaction, as part of a single or combined strategy when, in the opinion of the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, it is in the best interests of the relevant Fund or Underlying Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the judgment of the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

          Future Developments. Each Fund and certain Underlying Funds may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or the Underlying Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the its investment objective and legally permissible for the Fund or the Underlying Fund. Before a Fund or an Underlying Fund enters into such transactions or makes any such investment, the Fund or the Underlying Fund will provide appropriate disclosure in its Prospectus or this SAI.

          Forward Commitments. Each Fund and certain Underlying Funds may purchase or sell securities on a forward commitment (including “TBA” (to be announced)), when-issued or delayed-delivery basis, which means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the relevant Fund or Underlying Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the relevant Fund or Underlying Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund’s or the Underlying Fund’s other investments. If the relevant Fund or Underlying Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. A Fund or an Underlying Fund would engage in forward commitments to increase its portfolio’s financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the relevant Fund’s or Underlying Fund’s exposure to changes in interest rates and will increase the volatility of its returns. The relevant Fund or Underlying Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s or the Underlying Fund’s purchase commitments.

          Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the relevant Fund or Underlying Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the relevant Fund or Underlying Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s or the Underlying Fund’s net assets and its net asset value per share.

          Forward Roll Transactions. To enhance current income, each Fund and certain Underlying Funds may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, a Fund or an Underlying Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the relevant Fund or Underlying Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the relevant Fund or Underlying Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the relevant Fund or Underlying Fund may decline below the purchase price of those securities. The relevant Fund or Underlying Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

Certain Investment Considerations and Risks

          Equity Securities. Equity securities, including common stocks, and certain preferred stocks, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Fund’s or an Underlying Fund’s investments will result in changes in the value of its shares and thus the Fund’s or the Underlying Fund’s total return to investors.

          Each Fund and certain Underlying Funds may purchase equity securities of small capitalization companies. The stock prices of these companies may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. The Funds and the Underlying Funds, together with other investment companies advised by the Manager and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the relevant Fund’s or Underlying Fund’s ability to dispose of some or all of its positions should it desire to do so.

          Each Fund and certain Underlying Funds may purchase securities of companies that have no earnings or have experienced losses. A Fund or an Underlying Fund generally will make these investments based on a belief that actual anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company’s stock price may decline sharply and its securities may become less liquid.

          Each Fund and certain Underlying Funds may purchase securities of companies offered in initial public offerings (“IPOs”) or shortly thereafter. An IPO is a corporation’s first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation’s future growth. Special rules of the Financial Industry Regulatory Authority (“FINRA”) apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies’ securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

          Each Fund and certain Underlying Funds may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Most technology companies involve greater risks because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

          Each Fund and certain Underlying Funds may invest in the securities of real estate companies and, thus, may be susceptible to adverse economic or regulatory occurrences affecting that sector. Each Fund or certain Underlying Funds will not invest in real estate directly, but to the extent the Fund or Underlying Fund invests in real estate companies, the Fund and Underlying Fund are subject to the risks associated with the direct ownership of real estate. These risks include:

●	declines in the value of real estate;

●	risks related to general and local economic conditions;

●	possible lack of availability of mortgage funds;

●	overbuilding;

●	extended vacancies of properties;

●	increased competition;

●	increases in property taxes and operating expenses;

●	changes in zoning laws;

●	losses due to costs resulting from the clean-up of environmental problems;

●	liability to third parties for damages resulting from environmental problems;

●	casualty or condemnation losses;

●	limitations on rents;

●	changes in neighborhood values and the appeal of properties to tenants;

●	changes in interest rates;

●	financial condition of tenants, buyers and sellers of real estate; and

●	quality of maintenance, insurance and management services.

          An economic downturn could have a material adverse effect on the real estate markets and on real estate companies in which the Fund or Underlying Fund invests.

          Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., the Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

          The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, certain real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

          The Funds and certain Underlying Funds may invest in the securities of companies in the natural resources sector. Many of these companies may experience more price volatility than securities of companies in other industries. Some of the commodities that these industries use or provide are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities. To the extent a Fund or an Underlying Fund invests in the securities of companies with substantial natural resource assets, the Fund or Underlying Fund will be exposed to the price movements of natural resources.

          Foreign Securities. Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income the Fund or the Underlying Fund has available for distribution. Because a portion of a Fund’s or an Underlying Fund’s investment income may be received in foreign currencies, the Fund or the Underlying Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund or the Underlying Fund will absorb the cost of currency fluctuations. After the relevant Fund or Underlying Fund has distributed income, subsequent foreign currency losses may result in the Fund or the Underlying Fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders. In addition, if the exchange rate for the currency in which the relevant Fund or Underlying Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund or the Underlying Fund may have to sell portfolio securities to obtain sufficient cash to enable the Fund or the Underlying Fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

          Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of foreign securities usually are held outside the United States, by investing in such securities the relevant Fund and Underlying Funds will be subject to additional risks, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Foreign securities held by a Fund or an Underlying Fund may trade on days when the Fund or the Underlying Fund do not calculate their net asset values and thus may affect the Fund’s or the Underlying Fund’s net asset values on days when investors have no access to the Fund or the Underlying Fund.

          The risks associated with investing in foreign securities are often heightened for investments in emerging market countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund’s or an Underlying Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. A Fund’s or an Underlying Fund’s purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the relevant Fund and Underlying Funds, the Manager and its affiliates and their clients and other service providers. A Fund or an Underlying Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on the relevant Fund’s or Underlying Fund’s performance and may adversely affect the liquidity of the Fund’s or the Underlying Fund’s investment to the extent that it invests in certain emerging market countries. In addition, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If a Fund or an Underlying Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund’s or the Underlying Fund’s net asset value will be adversely affected. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not subject to many of the special considerations and risks discussed in the relevant Fund’s Prospectus and this SAI that apply to foreign securities traded and held abroad. A U.S. dollar investment in ADRs or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.

          Fixed-Income Securities. Each Fund and certain Underlying Funds may invest in fixed-income securities, including those rated at the time of purchase below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch” and together with Moody’s and S&P, the “Rating Agencies”) or, if unrated, deemed to be of comparable quality by the Manager or the Underlying Fund’s sub-investment adviser, as the case may be. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Fixed-income securities rated below investment grade by the Rating Agencies may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Certain securities that may be purchased by a Fund or an Underlying Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Once the rating of a portfolio security has been changed, the relevant Fund or Underlying Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. See “Appendix” for a general description of the Rating Agencies’ ratings.

          High Yield-Lower Rated Securities. Each Fund and certain Underlying Funds may invest in fixed-income securities rated below Baa by Moody’s and below BBB by S&P and Fitch and as low as the lowest rating assigned by the Rating Agencies. Such securities (commonly known as “high yield” or “junk” bonds), though higher yielding, are characterized by risk. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The relevant Fund and Underlying Fund will rely on the judgment, analysis and experience of the Manager or the Underlying

Fund’s sub-investment adviser, as the case may be, in evaluating the creditworthiness of an issuer. The relevant Fund’s or Underlying Fund’s ability to achieve its investment objective may be more dependent on the credit analysis undertaken by the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, than might be the case for a fund that invests in higher rated securities.

          Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities. These securities generally are considered by the Rating Agencies to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

          Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer. Bond prices are inversely related to interest rate changes; however, bond price volatility also is inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk.

          Because there is no established retail secondary market for many of these securities, it is anticipated that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the relevant Fund’s or Underlying Fund’s ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the relevant Fund or Underlying Fund to obtain accurate market quotations for purposes of valuing the Fund’s or Underlying Fund’s portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

          These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

          Each Fund and certain Underlying Funds may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. There are no arrangement with any person concerning the acquisition of such securities, and the Manager or the Underlying Fund’s sub-investment adviser, as the case may be, will review carefully the credit and other characteristics pertinent to such new issues.

          The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up securities. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

          Mortgage-Related Securities. Mortgage-related securities are complex derivative instruments collateralized by pools of mortgages, and are subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured.

          Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk, which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security that may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by a Fund or an Underlying Fund, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index, which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security’s return to a Fund or an Underlying Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the relevant Fund or Underlying Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security’s expected maturity, which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the relevant Fund’s or Underlying Fund’s mortgage-related securities to decrease broadly, the Fund’s or Underlying Fund’s effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

Investment Restrictions

          Each Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. Investment restrictions numbered 10 through 14 are not fundamental policies and may be changed, as to a Fund, by a vote of a majority of the Company’s Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, none of the Funds may:

                    1.          Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

                    2.          Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund’s total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

                    3.          Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund’s total assets and does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies.

                    4.          Invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

                    5.          Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

                    6.          Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets).

                    7.          Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund’s total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company’s Board.

                    8.          Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

                    9.          Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies. For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

                    10.        Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

                    11.        Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

                    12.        Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 15% of the value of the Fund’s net assets would be so invested.

                    13.        Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

                    14.       Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 6, however, if borrowings exceed 33-1/3% of the value of a Fund’s total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE COMPANY AND FUNDS

          The Company’s Board is responsible for the management and supervision of each Fund, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc.	Transfer Agent
The Bank of New York Mellon	Custodian

Board Members of the Company1

Directors of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (66)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board (1995)		CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director
The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

Gordon J. Davis (68)	Partner in the law firm of Dewey & LeBoeuf, LLP	Consolidated Edison, Inc., a utility company, Director
Board Member (1993)		Phoenix Companies, Inc., a life insurance company, Director
Board Member/Trustee for several not-for-profit groups

David P. Feldman (70)	Corporate Director and Trustee	BBH Mutual Funds Group (11 funds), Director
Board Member (1991)		The Jeffrey Company, a private investment company, Director

Lynn Martin (70)	Advisor to the international accounting firm of Deloitte & Touche, LLP and Chairperson to its Council for the Advancement of Women (March 1993-September 2005)	AT&T Inc., a telecommunications company, Director
Board Member (1993)		Ryder System, Inc., a supply chain and transportation management company, Director
The Procter & Gamble Co., a consumer products company, Director
Constellation Energy Group, Director
Chicago Council on Global Affairs, Member
Coca Cola International Advisory Council
Deutsche Bank Advisory Council

[1]	None of the Board members are “interested persons” of the Company, as defined in the 1940 Act.

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Philip L. Toia (76)	Private Investor	None
Board Member (1997)

          Board members of each fund in the Dreyfus Family of Funds are elected to serve for an indefinite term. Each Dreyfus fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Company’s accounting and financial reporting processes and the audits of the Funds’ financial statements and (ii) to assist in the Board’s oversight of the integrity of the Funds’ financial statements, the Funds’ compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. The Company’s nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Funds’ investments.

          The audit committee met ___ times during the fiscal year ended October 31, 2009. The nominating, compensation and pricing committees did not meet during the last fiscal year.

          The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2009.

Name of Fund	Joseph S. DiMartino	Gordon J. Davis	David P. Feldman	Lynn Martin	Philip L. Toia

Dreyfus Diversified Global Fund

Dreyfus Diversified International Fund

Dreyfus Diversified Large Cap Fund

Dreyfus Satellite Alpha Fund

Aggregate Holdings of Funds in the Dreyfus Family of Funds for which responsible as a Board Member	Over $100,000	$50,001- $100,000	Over $100,000	$1- $10,000	$1- $10,000

          As of December 31, 2009, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

          The Company pays its Board members its allocated portion of an annual retainer of $30,000 and a fee of $4,000 per meeting (with a minimum $500 per meeting and per telephone meeting) attended for the Company and five other funds (comprised of fourteen portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Company for the Funds’ fiscal year ended October 31, 2009 is, and the amount paid to each Board member by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) during the year ended December 31, 2009, were as follows:

Name of Board Member	Aggregate Compensation From the Company*	Total Compensation From the Company and Fund Complex Paid To Board Member(**)

Joseph S. DiMartino	$	$[ ] ([191])
Gordon J. Davis	$	$[ ] ([42])
David P. Feldman	$	$[ ] ([55])
Lynn Martin	$	$[ ] ([14])
Daniel Rose†	$	$[ ] ([37])
Philip L. Toia	$	$[ ] ([25])
Sander Vanocur††	$	$[ ] ([37])

* Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which amounted in the aggregate to $____.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.

† Emeritus Board member since October 31, 2009.

†† Emeritus Board member since January 8, 2008.

Officers of the Company

BRADLEY J. SKAPYAK, President since January 2010. Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of ___ investment companies (comprised of __ portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

J. DAVID OFFICER, Vice President since January 2010. Director of Mellon United National Bank, an affiliate of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. Prior to June 2009, he was Chief Operating Officer, Vice Chairman and a director of the Manager, where he had been employed since April 1, 1998. He is 61 years old.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since December 2009. Counsel of BNY Mellon, and an officer of __ investment companies (comprised of __ portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since December 2009. Senior Counsel of BNY Mellon, and an officer of __ investment companies (comprised of __ portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since December 2009. Senior Counsel of BNY Mellon, and an officer of __ investment companies (comprised of __ portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

RICHARD S. CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005. Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

          The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

          The Company’s Board members and officers, as a group, owned less than 1% of each Fund’s voting securities outstanding on _______, 2010. See “Information About the Company and Funds” for a list of shareholders known by the Company to own of record 5% or more of a Fund’s outstanding voting securities as of ________, 2010.

MANAGEMENT ARRANGEMENTS

          Investment Adviser. The Manager is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

          The Manager provides management services to the Funds pursuant to a Management Agreement (the “Management Agreement”) between the Manager and the Company. As to each Fund, the Management Agreement is subject to annual approval by (i) the Company’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Company’s

Board members who are not “interested persons” (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Management Agreement is terminable without penalty, on not more than 60 days’ notice, by the Company’s Board or by vote of the holders of a majority of the Fund’s outstanding voting securities, or, on not less than 90 days’ notice, by the Manager. The Management Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of the Manager: Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President–Corporate Communications; Gary E. Abbs, Vice President–Tax; Jill Gill, Vice President–Human Resources; Joanne S. Huber, Vice President–Tax; Anthony Mayo, Vice President–Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, Cyrus Taraporevala and Scott E. Wennerholm, directors.

          The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager’s own assets, including past profits. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers (“Selected Dealers”) and other industry professionals (collectively, “Service Agents”) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

          BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Funds or Underlying Funds. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

          The Company, the Manager and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Funds. The Code of Ethics subjects the personal securities transactions of the Manager’s employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must pre-clear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY Mellon’s Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

          Portfolio Management. The Manager provides day-to-day management of each Fund’s portfolio of investments in accordance with the stated policies of the Fund, subject to the supervision of the Manager and the approval of the Company’s Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities.

          The Funds’ portfolio managers are Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, Christopher E. Sheldon and Keith L. Stransky, each of whom is an employee of Dreyfus.

          Portfolio Managers Compensation. Portfolio manager compensation is comprised primarily of a market-based salary and an incentive compensation plan. The Funds’ portfolio managers are compensated by Dreyfus or its affiliates and not by the Funds. The incentive compensation plan is comprised of three components: Fund performance (approximately 60%), individual qualitative performance (approximately 20%) and Dreyfus financial performance as measured by Dreyfus’ pre-tax net income (approximately 20%). Up to 10% of the incentive plan compensation may be paid in BNY Mellon restricted stock.

          Portfolio performance is measured by a combination of yield (35%) and total return (65%) relative to the appropriate Lipper peer group. 1-year performance in each category is weighted at 40% and 3-year performance at 60%. The portfolio manager’s performance is measured on either a straight average (each account weighted equally) or a combination of straight average and asset-weighted average. Generally, if the asset-weighted average is higher, then that is used to measure performance. If the straight average is higher, then typically an average of the two is used to measure performance.

          Individual qualitative performance is based on Dreyfus’ Chief Investment Officer’s evaluation of the portfolio manager’s performance based on any combination of the following: marketing contributions; new product development; performance on special assignments; people development; methodology enhancements; fund growth/gain in market; and support to colleagues. The Chief Investment Officer may consider additional factors at his discretion.

          Portfolio managers are also eligible for Dreyfus’ Long Term Incentive Plan. Under that plan, cash and/or BNY Mellon restricted stock is awarded at the discretion of the Chief Investment Officer based on individual performance and contributions to the Investment Management Department and the BNY Mellon organization.

          Additional Information About the Portfolio Managers. The following table lists the number and types of other accounts advised by the Funds’ primary portfolio managers and assets under management in those accounts as of October 31, 2009.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed

Phillip N. Maisano	Four	$__ million	None	N/A	None	N/A
Richard B. Hoey	Four	$__ million	None	N/A	None	N/A
A. Paul Disdier	Four	$__ million	None	N/A	None	N/A

William J. Reilly		$__ million	None	N/A	None	N/A
Christopher E. Sheldon	Four	$__ million	None	N/A	None	N/A
Keith L. Stransky	Four	$__ million	None	N/A	None	N/A

          The dollar range of Fund shares beneficially owned by the primary portfolio managers is as follows as of October 31, 2009:

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned

Phillip N. Maisano
Dreyfus Diversified Global Fund
Dreyfus Diversified International Fund
Dreyfus Diversified Large Cap Fund
Dreyfus Satellite Alpha Fund

Richard B. Hoey
Dreyfus Diversified Global Fund
Dreyfus Diversified International Fund
Dreyfus Diversified Large Cap Fund
Dreyfus Satellite Alpha Fund

A. Paul Disdier
Dreyfus Diversified Global Fund
Dreyfus Diversified International Fund
Dreyfus Diversified Large Cap Fund
Dreyfus Satellite Alpha Fund

William J. Reilly
Dreyfus Diversified Global Fund
Dreyfus Diversified International Fund
Dreyfus Diversified Large Cap Fund
Dreyfus Satellite Alpha Fund

Christopher E. Sheldon
Dreyfus Diversified Global Fund
Dreyfus Diversified International Fund
Dreyfus Diversified Large Cap Fund
Dreyfus Satellite Alpha Fund

Keith L. Stransky
Dreyfus Diversified Global Fund
Dreyfus Diversified International Fund
Dreyfus Diversified Large Cap Fund
Dreyfus Satellite Alpha Fund

          Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

          Potential conflicts of interest may arise because of Dreyfus’ management of the Funds and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. IPOs, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Funds, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Funds. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in a Fund.

          Other Accounts may have investment objectives, strategies and risks that differ from those of the Funds. For these or other reasons, the portfolio managers may purchase different securities for a Fund and the Other Accounts, and the performance of securities purchased for the Funds may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Funds, which could have the potential to adversely impact the Funds, depending on market conditions.

          A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

          Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of the Manager and an affiliated entity and such portfolio managers also manage Other Accounts.

          Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting Dreyfus’ fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with Dreyfus’ Code of Ethics.

Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

          Expenses. All expenses incurred in the operation of the Company, with respect to the Funds, are borne by the Company, except to the extent specifically assumed by the Manager. The expenses borne by the Company, with respect to the Funds, include, without limitation: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Company’s existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders’ reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds and the Company’s other series on the basis determined by the Company’s Board, including, but not limited to, proportionately in relation to the net assets of each. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. Class A and Class C shares are subject to an annual shareholder services fee, and Class C shares are subject to an annual distribution fee. See “Distribution Plan and Shareholder Services Plan.” All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders.

          The Manager receives no compensation for its management services to the Funds. However, certain Underlying Funds pay management fees to Dreyfus or its affiliates.

          Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund’s distributor on a best efforts basis pursuant to an agreement with the Company, which is renewable annually. The Distributor also serves as distributor for the other funds in the Dreyfus Family of Funds and BNY Mellon Funds Trust. Before June 30, 2007, the Distributor was known as “Dreyfus Service Corporation.”

          The Distributor compensates certain Service Agents for selling Class A shares subject to a contingent deferred sales charge (“CDSC”) and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and fees pursuant to the Company’s Distribution Plan (described below), in part, are used to defray these expenses. The Distributor also may act as a Service Agent and retain sales loads and CDSCs and Distribution Plan fees. For purchases of Class A shares subject to a CDSC and Class C shares, the Distributor generally will pay Service Agents on new investments made through such Service Agents a commission of up to 1% of the net asset value of such shares purchased by their clients.

          The amounts retained on the sale of Fund shares by the Distributor from sales loads and from CDSCs, as applicable, with respect to Class A and Class C shares, are set forth below.

Class A
Name of Fund	Fiscal Year Ended 2008	Fiscal Year Ended 2009

Dreyfus Diversified Global Fund	N/A	$____[2]
Dreyfus Diversified International Fund	$____[1]	$____
Dreyfus Diversified Large Cap Fund	N/A	$____[3]
Dreyfus Satellite Alpha Fund	N/A	$____[2]

Class C
Name of Fund	Fiscal Year Ended 2008	Fiscal Year Ended 2009

Dreyfus Diversified Global Fund	N/A	$____[2]
Dreyfus Diversified International Fund	$____[1]	$____
Dreyfus Diversified Large Cap Fund	N/A	$____[3]
Dreyfus Satellite Alpha Fund	N/A	$____[2]

[1]	From December 18, 2007 (the Fund’s commencement of operations) to October 31, 2008.
[2]	From July 15, 2009 (the Fund’s commencement of operations) to October 31, 2009.
[3]	From August 31, 2009 (the Fund’s commencement of operations) to October 31, 2009.

          The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions or state and local governments (“Retirement Plans”), or other programs. The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Funds, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

          The Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the Funds to those intermediaries. Because those payments are not made by you or the Funds, the Funds’ total expense ratios will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Manager’s or the Distributor’s own resources to Service Agents for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts;

occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Funds to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

          Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, is the Company’s transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of the relevant shareholder account records for the Funds, the handling of certain communications between shareholders and the Funds and the payment of dividends and distributions payable by the Funds. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for certain out-of-pocket expenses. Each Fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of Fund shares.

          The Bank of New York Mellon (the “Custodian”), an affiliate of the Manager, located at One Wall Street, New York, New York 10286, acts as custodian for the investments of each Fund. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the Custodian holds each Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund’s assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

          General. Class A and Class C shares of the Funds may be purchased only by clients of certain Service Agents, including the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares.

          Class I shares of each Fund are offered only to (i) bank trust departments, trust companies and insurance companies that have entered into agreements with the Distributor to offer Class I shares to their clients, (ii) institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs (Class I shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA that has entered into an agreement with the Distributor to offer Class I shares to such Retirement Plan or SEP-IRA), (iii) law firms or attorneys acting as trustees or executors/administrators, (iv) foundations and endowments that make an initial investment in the Fund of at least $1 million, (v) sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Code that maintain an omnibus account with the Fund and do not require shareholder tax reporting or 529 account support responsibilities from the Distributor, and (vi) advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available. Institutions effecting transactions in Class I shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

          The Company reserves the right to reject any purchase order. None of the Funds will establish an account for a “foreign financial institution,” as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter. The Funds will not accept cash, travelers’ checks or money orders as payment for shares.

          When purchasing shares of a Fund, you must specify which Class is being purchased. Your Service Agent can help you choose the share class that is appropriate for your investment. The decision as to which Class of shares is most beneficial to you depends on a number of factors, including the amount and the intended length of your investment in the Fund. Please refer to the relevant Fund’s Prospectus for a further discussion of those factors.

          In many cases, neither the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. You or your Service Agent must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount.

          Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund’s Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard. As discussed under “Management Arrangements—Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Funds instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

          For each Class of shares, the minimum initial investment is $1,000. Subsequent investments in a Fund must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application.

For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Company’s Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee-based programs. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to government-sponsored programs or to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

          Each Fund may, in its discretion, accept securities in payment for Fund shares. Securities may be accepted in payment for shares only if they are, in the judgment of the Manager, appropriate investments for the Fund. These securities are valued by the same method used to value the Fund’s existing portfolio holdings. The contribution of securities to a Fund may be a taxable transaction to the shareholder.

          The Code imposes various limitations on the amount that may be contributed to certain Retirement Plans or government-sponsored programs. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan or government-sponsored program. Participants and plan sponsors should consult their tax advisers for details.

          Fund shares also may be purchased through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan as described under “Shareholder Services.” These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

          Fund shares are sold on a continuous basis. Net asset value per share of each Class is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class of a Fund is computed by dividing the value of the Fund’s net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Funds’ investments, see “Determination of Net Asset Value.”

          If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a regular business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the

New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next regular business day, except where shares are purchased through a dealer as provided below.

          Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

          Class A Shares. The public offering price for Class A shares of a Fund is the net asset value per share of that Class plus a sales load as shown below:

	Total Sales Load* — Class A Shares

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share	Dealers’ reallowance as a % of offering price

Less than $50,000	5.75	6.10	5.00

$50,000 to less than $100,000	4.50	4.70	3.75

$100,000 to less than $250,000	3.50	3.60	2.75

$250,000 to less than $500,000	2.50	2.60	2.25

$500,000 to less than $1,000,000	2.00	2.00	1.75

$1,000,000 or more	-0-	-0-	-0-

*	Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

          Class A shares purchased without an initial sales charge as part of an investment of $1,000,000 or more may be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an up-front commission of up to 1% of the net asset value of Class A shares purchased by their clients as part of a $1,000,000 or more investment in Class A shares that are subject to a CDSC. If the Service Agent waives receipt of such commission, the CDSC applicable to such Class A shares will not be assessed at the time of redemption. See “Management Arrangements—Distributor.”

          The scale of sales loads applies to purchases of Class A shares made by any “purchaser,” which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code), although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group that has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means that result in economy of sales effort or expense.

          Set forth below is an example of the method of computing the offering price of Class A shares of a Fund. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund’s Class A shares on October 31, 2009:

	Dreyfus Diversified Global Fund		Dreyfus Diversified International Fund		Dreyfus Diversified Large Cap Fund		Dreyfus Satellite Alpha Fund

Net Asset Value Per Share	$	[___]	$	[____]	$	[____]	$	[____]

Per Share Sales Charge Class A – 5.75% of offering price (6.10% of net asset value per share)		[___]		[____]		[____]		[____]

Per Share Offering Price to the Public	$	[___]	$	[____]	$	[____]	$	[____]

          Dealers’ Reallowance—Class A Shares. The dealer reallowance provided with respect to Class A shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by the Manager, which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. See “Management Arrangements—Distributor.”

          Class A Shares Offered at Net Asset Value. Full-time employees of FINRA member firms and full-time employees of other financial institutions that have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with a FINRA member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program (if Fund shares are offered to such plans or programs), or for their spouses or minor children, at net asset value without a sales load, provided they have furnished the Distributor such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with FINRA member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager or its affiliates, including members of the Company’s Board, or the spouse or minor child of any of the foregoing.

          Class A shares may be purchased at net asset value without a sales load through certain broker-dealers and other financial institutions that have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

          Class A shares also may be purchased at net asset value without a sales load, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

          Class A shares may be purchased at net asset value without a sales load by qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus fund since on or before February 28, 2006.

          Class A shares may be purchased at net asset value without a sales load with the cash proceeds from an investor’s exercise of employment-related stock options, whether invested in the Fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in a Fund or Dreyfus-managed money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the Fund at net asset value, whether or not using the proceeds of the employment-related stock options.

          Class A shares may be purchased at net asset value without a sales load by members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

          Class A shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA “Rollover Accounts” with the distribution proceeds from a Retirement Plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a Retirement Plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Rollover Account in a Fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the Fund at net asset value in such account.

          Right of Accumulation—Class A Shares. Reduced sales loads apply to any purchase of Class A shares by you and any related “purchaser” as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold shares of a Fund or shares of certain other Dreyfus funds that are subject to a front-end sales load or a CDSC or shares acquired by a previous exchange of such shares (hereinafter referred to as “Eligible Funds”), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of the Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

          To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

          Class C Shares. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See “How to Redeem Shares—Contingent Deferred Sales Charge—Class C Shares.”

          Class I Shares. The public offering price for Class I shares is the net asset value per share of that Class.

          Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House (“ACH”) member may be so designated.

          Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “How to Redeem Shares—Dreyfus TeleTransfer Privilege.”

          Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

          Converting Shares. Under certain circumstances, Fund shares may be converted from one Class of shares to another Class of shares of the Fund. The aggregate dollar value of the shares of the Class received upon any such conversion will equal the aggregate dollar value of the converted shares on the date of the conversion. An investor whose Fund shares are converted from one Class to another Class of the Fund will not realize taxable gain or loss as a result of the conversion.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

          Class C shares are subject to a Distribution Plan and Class A and Class C shares are subject to a Shareholder Services Plan.

          Distribution Plan. Rule 12b-1 (the “Rule”) adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company’s Board has adopted such a plan (the “Distribution Plan”) with respect to each Fund’s Class C shares, pursuant to which the Fund pays the Distributor for distributing Class C shares a fee at an annual rate of 0.75% of the value of the average daily net assets of the Fund’s Class C shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company’s Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and the holders of its Class C shares.

          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs that holders of the relevant Fund’s Class C shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company’s Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Distribution Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to each Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not “interested persons” and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such class of shares.

          With respect to Dreyfus Diversified Global Fund, for the period from July 15, 2009 (the Fund’s commencement of operations) through October 31, 2009, the Fund paid the Distributor $_____ with respect to Class C shares pursuant to the Distribution Plan.

          With respect to Dreyfus Diversified International Fund, for the fiscal year ended October 31, 2009, the Fund paid the Distributor $_____ with respect to Class C shares pursuant to the Distribution Plan.

          With respect to Dreyfus Diversified Large Cap Fund, for the period from August 31, 2009 (the Fund’s commencement of operations) through October 31, 2009, the Fund paid the Distributor $_____ with respect to Class C shares pursuant to the Distribution Plan.

          With respect to Dreyfus Satellite Alpha Fund, for the period from July 15, 2009 (the Fund’s commencement of operations) through October 31, 2009, the Fund paid the Distributor $_____ with respect to Class C shares pursuant to the Distribution Plan.

          Shareholder Services Plan. The Company has adopted a Shareholder Services Plan with respect to Class A and Class C shares of each Fund. Pursuant to the Shareholder Services Plan, each Fund pays the Distributor for the provision of certain services to the holders of such shares a fee at the annual rate of 0.25% of the value of the average daily net assets of the Fund’s Class A and Class C shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the relevant Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Agents in respect of these services.

          A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company’s Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund and the relevant class of shares, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to each Fund and the relevant class of shares, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not “interested persons” and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

          With respect to Dreyfus Diversified Global Fund, for the period from July 15, 2009 (the Fund’s commencement of operations) through October 31, 2009, the Fund paid the Distributor

$_____ and $_____, with respect to Class A and Class C shares, respectively, pursuant to the Shareholder Services Plan.

          With respect to Dreyfus Diversified International Fund, for the fiscal year ended October 31, 2009, the Fund paid the Distributor $_____ and $_____, with respect to Class A and Class C shares, respectively, pursuant to the Shareholder Services Plan.

          With respect to Dreyfus Diversified Large Cap Fund, for the period from August 31, 2009 (the Fund’s commencement of operations) through October 31, 2009, the Fund paid the Distributor $_____ and $_____, with respect to Class A and Class C shares, respectively, pursuant to the Shareholder Services Plan.

          With respect to Dreyfus Satellite Alpha Fund, for the period from July 15, 2009 (the Fund’s commencement of operations) through October 31, 2009, the Fund paid the Distributor $_____ and $_____, with respect to Class A and Class C shares, respectively, pursuant to the Shareholder Services Plan.

HOW TO REDEEM SHARES

          General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, a Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

          If you hold shares of more than one Class of a Fund, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

          Redemption Fee. Dreyfus Diversified International Fund will deduct a redemption fee equal to 2% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 60 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund.

          Subject to the exceptions described in the Fund’s Prospectus, shares held for less than the 60 day holding period will be subject to the Fund’s redemption fee, whether held directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the Fund.

          The redemption fee will be charged and retained by the Fund on shares sold before the end of the required holding period. The Fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective. For example, the holding period for shares purchased on April 10 (trade date) begins on April 11 and ends 59 days later on June 8. Thus, if you redeemed these shares on June 8, you would be assessed the fee, but you would not be assessed the fee if you redeemed on or after June 9.

          The redemption fee generally is collected by deduction from the redemption proceeds, but may be imposed by billing you if the fee is not imposed as part of the redemption transaction.

          The Fund may postpone the effective date of the assessment of the redemption fee on the underlying shareholder accounts within an omnibus account if an intermediary is unable to collect the Fund’s redemption fee.

          The Fund may impose the redemption fee at the plan level for employee benefit plans that hold shares on behalf of a limited number of employees. Plan sponsors of such benefit plans that opt to impose redemption fees at the employee account level, rather than the plan level, must enter into agreements with Dreyfus that obligate the sponsor to collect and remit redemption fees at the employee level and to provide to the Fund, at its request, shareholder identity and transaction information.

          The Fund’s Prospectus contains information on transactions for which the redemption fee is waived. The Fund reserves the right to exempt additional transactions from the fee.

          Contingent Deferred Sales Charge—Class C Shares. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares made within one year of the date of purchase. No CDSC will be imposed to the extent that the net asset value of the Class C shares redeemed does not exceed (i) the current net asset value of Class C shares acquired through reinvestment of Fund dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class C shares above the dollar amount of all your payments for the purchase of Class C shares held by you at the time of redemption.

          If the aggregate value of Class C shares redeemed has declined below their original cost as a result of the relevant Fund’s performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

          In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing Class C shares of a Fund acquired pursuant to the reinvestment of Fund dividends and distributions; then, of amounts representing the increase in net asset value of Class C shares above the total amount of payments for the purchase of Class C shares made during the preceding year; and finally, of amounts representing the cost of shares held for the longest period.

          For example, assume an investor purchased 100 shares of a Fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional Fund shares through the reinvestment of Fund dividends. Within a year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor’s shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount that represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 1% for a total CDSC of $2.40.

          Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70½ in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company’s Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC that were purchased prior to the termination of such waiver will have the CDSC waived, as provided in the relevant Fund’s Prospectus or this SAI at the time of the purchase of such shares.

          To qualify for a waiver of the CDSC, at the time of redemption you or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

          Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

          Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

          To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Share Certificates; Signatures.”

          Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution that is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See “How to Buy Shares—Dreyfus TeleTransfer Privilege.”

          Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If the Transfer Agent receives a redemption request after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See “How to Buy Shares” for a discussion of additional conditions or fees that may be imposed upon redemption.

          In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time), are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

          Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and “Signature-Guaranteed” must appear with the signature. The

Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call 1-800-554-4611.

          Redemption Commitment. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from a Fund in excess of such amount, the Company’s Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the relevant Fund’s portfolio is valued. If the recipient sells such securities, brokerage charges would be incurred.

          Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when the SEC determines that trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund’s shareholders.

SHAREHOLDER SERVICES

          Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Family of Funds, or shares of certain other funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in your state of residence. Dreyfus Diversified International Fund will deduct a redemption fee equal to 2% of the net asset value of Fund shares exchanged out of the fund where the exchange is made less than 60 days after the issuance of such shares. Shares of such other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.

Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

E.

Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

          To accomplish an exchange under item D above, you, or your Service Agent acting on your behalf, must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

          You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose (“Exchange Account”). Exchanges of shares for an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See “How to Redeem Shares.” Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege and the Automatic Withdrawal Plan.

          To request an exchange, you, or your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable “No” box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

          Exchanges of Class I shares held by a Retirement Plan may be made only between the investor’s Retirement Plan account in one fund and such investor’s Retirement Plan account in another fund.

          To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for shares of the same class of the fund into which the exchange is being made.

          During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components — redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the Fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

          Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Family of Funds, or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under an IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

          Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

          Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611, or visiting www.dreyfus.com. The Company reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

          Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans’, military or other payments from the U.S. Government automatically deposited into your Fund account.

          Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer’s payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

          Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same Class of another fund in the Dreyfus Family of Funds, or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.

Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

          Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution that is an ACH member may be so designated. Banks may charge a fee for this service.

          Dreyfus Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. The Automatic Withdrawal Plan may be terminated at any time by you, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

          No CDSC with respect to Class C shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class C shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A shares subject to a CDSC under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

          Certain Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

          Letter of Intent—Class A Shares. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A shares based on the total number of shares of Eligible Funds (as defined under “Right of Accumulation” above) purchased by you and any related “purchaser” (as defined above) in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

          Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the relevant Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.

          Corporate Pension/Profit-Sharing and Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

          If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

          The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

          Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

          You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

          Valuation of Portfolio Securities. Each Fund’s assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values as of the time of computation. Each Fund’s investments (other than shares of the Underlying Funds) and the Underlying Funds’ investments are valued on the basis of market quotations or official closing prices. The Funds’ and the Underlying Funds’ portfolio securities, including covered call options written by a Fund or an Underlying Fund, are valued at the last sales price on the securities exchange or national market on which such securities primarily are traded. Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities not listed on an exchange or national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available. Substantially all of a Fund’s or an Underlying Fund’s fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the “Service”) approved by the Company’s or the Underlying Fund’s Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other fixed-income investments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Company’s or the Underlying Fund’s Board. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the Manager or the Underlying Fund’s sub-investment adviser, as the case may be. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of a Fund’s or an Underlying Fund’s net asset value may not take place contemporaneously with the determination of prices of certain of the Fund’s or the Underlying Fund’s portfolio securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including fees pursuant to the Distribution Plan and Shareholder Services Plan, as applicable, are accrued daily and are taken into account for the purpose of determining the net asset value of the relevant Class of shares. Because of the difference in operating expenses incurred by each Class, the per share net asset value of each Class will differ.

          Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the relevant Fund or Underlying Fund calculated its net asset value), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s or the Underlying Fund’s Board. Fair value of investments may be determined by the Company’s or the Underlying Fund’s Board, its pricing committee or its valuation committee using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on fair value procedures may differ from the security’s most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a Fund or an Underlying Fund may trade on days that the Fund or the Underlying Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund investors have no access to the Fund. Restricted securities that are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Company’s Board.

          New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

          Management of the Company believes that each Fund has qualified for treatment as a regulated investment company (“RIC”) under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a RIC, a Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a RIC, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined in the Code) (all such income items, “qualifying income”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or one or more “qualified publicly traded partnerships” (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) to its shareholders each taxable year. If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

          Each Fund ordinarily declares and pays dividends from its net investment income and distributes net realized capital gains, if any, once a year. A Fund, however, may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

          If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the relevant Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

          Any dividend or distribution paid shortly after an investor’s purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of capital, taxable as stated in the relevant Fund’s Prospectus. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

          A Fund may qualify for and may make an election under which shareholders may be eligible to claim a foreign tax credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes incurred or paid by the Fund to foreign countries. The Fund may make that election provided that more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of securities in foreign corporations and the Fund satisfies certain distribution requirements. The foreign tax credit available to shareholders is subject to certain limitations.

          Investment income that may be received by a Fund or an Underlying Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund or an Underlying Fund qualifies as a RIC, the Fund or the Underlying Fund satisfies the 90% distribution requirement and more than 50% of the value of the Fund’s or the Underlying Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund or the Underlying Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid by the Fund or the Underlying Fund. If a Fund or an Underlying Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by the Fund or the Underlying Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and therefore would be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund or the Underlying Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held Fund shares for less than a specified minimum period during which it is not protected from risk of loss, (ii) is obligated to make payments related to the dividends or (iii) holds Fund shares in arrangements in which the shareholder’s expected economic profits after non-U.S. taxes are insubstantial, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund or the Underlying Fund also must meet this holding period requirement with respect to its foreign stock and securities in order for “creditable” taxes to flow-through. Each shareholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the relevant Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in “conversion transactions” (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

          Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of a Fund’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund.

          Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute “straddles.” To the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Fund may constitute “mixed straddles.” A Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

          If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the relevant Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

          If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

          If a Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

          If a Fund invests all of its assets in shares of the Underlying Funds, its distributable income and gains will normally consist entirely of distributions from the Underlying Funds’ income and gains and losses on the dispositions of shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds) until it disposes of shares of the Underlying Fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or any ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income, which includes distributions of any net short-term capital gains realized by an Underlying Fund. In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of Underlying Fund shares that have generated losses. A wash sale occurs if shares of an Underlying Fund are sold by the Fund at a loss and the Fund acquires additional shares of the same Underlying Fund thirty days before or after the date of the sale. The wash sale rules could defer losses of the relevant Fund on sales of Underlying Fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the character of distributions from the Fund (e.g., capital gains as compared to ordinary income, eligibility for the dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Funds.

          If a Fund received dividends from an Underlying Fund that qualifies as a RIC, and the Underlying Fund designates such dividends as “qualified dividend income,” then the Fund is permitted in turn to designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

          Depending on a Fund’s percentage ownership in an Underlying Fund before and after a redemption of shares of such Underlying Fund, such a redemption may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where the Fund holds a significant interest in an Underlying Fund and redeems only a small portion of such interest. It is possible that such a dividend will qualify as “qualified dividend income;” otherwise, it will be taxable as ordinary income.

          Under the current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an Underlying Fund. Each Fund is permitted to elect to pass through to its shareholders foreign income taxes it pays only if it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an Underlying Fund do not contribute to this 50% threshold.

          Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, a Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities that it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

          Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

          General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. Funds managed by dual employees of the Manager and an affiliated entity, and funds with a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the “Trading Desk”). Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.

          The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

          In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

          Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk’s procedures, portfolio managers and their corresponding Trading Desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts and other relevant factors).

          Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

          To the extent that a fund invests in foreign securities, certain of such fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

          The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

          Funds and accounts managed by the Manager, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

          The Funds contemplate that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of the Manager. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of the Manager are reasonable and fair.

          The Funds will not pay brokerage commissions or sales loads to buy and sell shares of the Underlying Funds.

          Soft Dollars. The term “soft dollars” is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a “safe harbor” that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

          Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e). Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity or sub-investment adviser in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

          The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a “mixed use”). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

          The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

          There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client. The affiliated entity or sub-investment adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the affiliated entity or sub-investment adviser in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the affiliated entity or sub-investment adviser from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity or sub-investment adviser and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity or sub-investment adviser, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff. During the last fiscal year, none of the Funds effected transactions in securities on an agency basis through a broker for, among others things, research services.

          IPO Allocations. Certain funds advised by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs. In deciding whether to purchase an IPO, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and identifies funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs involve small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with the fund’s and/or account’s investment guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of “hot” IPOs, where the Manager (and if applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating funds or accounts managed by the Manager (or where applicable, a sub-adviser or Dreyfus affiliate). “Hot” IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation among funds and/or accounts will be based on relevant net asset values. Shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due transaction costs, market liquidity and other factors unique to international markets.

          Regular Broker-Dealers. Each Fund may acquire securities issued by one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio transactions or (iii) sold the largest dollar amount of the Fund’s securities. None of the Funds acquired any securities of their respective regular brokers or dealers during the fiscal year ended October 31, 2009.

          Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each fund, or its duly authorized service providers, publicly discloses its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, at www.dreyfus.com. In addition, fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund will disclose daily on www.dreyfus.com the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the date on which the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

          If a fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund’s portfolio holdings. Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

          Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund’s custodian, independent registered public accounting firm, investment adviser, administrator and each of their respective affiliates and advisers.

          Disclosure of portfolio holdings may be authorized only by the Company’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company’s Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF
THE DREYFUS FAMILY OF FUNDS

          The Board of each fund in the Dreyfus Family of Funds has delegated to Dreyfus the authority to vote proxies of companies held in the fund’s portfolio. Dreyfus, through its participation on BNY Mellon’s Proxy Policy Committee (the “PPC”), applies BNY Mellon’s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

          Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best financial and economic interest of its clients and precludes the adviser from subrogating the clients’ interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best financial and economic interests of the fund and its shareholders.

          Dreyfus seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Dreyfus and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and proxies of mutual funds sponsored by Dreyfus or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers in Dreyfus’ and its affiliates’ discretion.

          All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon’s or Dreyfus’ policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, are referred to the PPC for discussion and vote.

Additionally, the PPC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, Dreyfus seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

          When evaluating proposals, the PPC recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The PPC believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the PPC generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders.

          On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues. With respect to funds having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues are evaluated and voted separately by the fund’s portfolio manager in accordance with such policies, rather than pursuant to the PPC process described above.

          In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

          Information regarding how proxies were voted for the funds is available on the Dreyfus Family of Funds’ website at http://www.dreyfus.com and on the Securities and Exchange Commission’s website at http://www.sec.gov on the fund’s Form N-PX filed with the Commission.

INFORMATION ABOUT THE COMPANY AND FUNDS

          Each Fund share has one vote and, when-issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Funds to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company’s outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Company is a “series fund,” which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

          To date, the Board has authorized the creation of 14 series of shares. All consideration received by the Company for shares of a series, and all assets in which such consideration is invested, will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a series will be treated separately from those of the other series of the Company. The Company has the ability to create, from time to time, new series without shareholder approval.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of the independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

          Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund’s performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the Dreyfus

Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, a Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of Fund management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Company will take no other action with respect to Fund shares until it receives further instructions from the investor. While the Company will take reasonable steps to prevent excessive short term trading deemed to be harmful to a Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

          The Company will send annual and semi-annual financial statements to all of its shareholders.

          The following shareholders are known by the Company to own of record 5% or more of a Class of the indicated Fund’s shares outstanding voting securities as of __________, 2010. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund.

Name and Address	Percentage of Outstanding Shares

Dreyfus Diversified Global Fund – Class A

Dreyfus Diversified Global Fund – Class C

Dreyfus Diversified Global Fund – Class I

Dreyfus Diversified International Fund – Class A

Dreyfus Diversified International Fund – Class C

Dreyfus Diversified International Fund – Class I

Dreyfus Diversified Large Cap Fund – Class A

Dreyfus Diversified Large Cap Fund – Class C

Dreyfus Diversified Large Cap Fund – Class I

Dreyfus Satellite Alpha Fund – Class A

Dreyfus Satellite Alpha Fund – Class C

Dreyfus Satellite Alpha Fund – Class I

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund’s Prospectus.

          Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for each Fund.

APPENDIX

Rating Categories

          Description of certain ratings assigned by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings (“Fitch”):

S&P
Long-term

AAA
An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r
The symbol ‘r’ is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation ‘N.R.’ indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet is financial commitment on the obligation.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s

Long-term

Aaa
Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

A
Bonds rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
Bonds rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds rated ‘Ba’ are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated ‘B’ generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
Bonds rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
Bonds rated ‘Ca’ represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Long-term investment grade

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. ‘CC’ ratings indicate that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. ‘DD’ ratings indicate potential recoveries in the range of 50% - 90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2
Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
Default. Denotes actual or imminent payment default.

‘NR’ indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC’, or to short-term ratings other than ‘F1.’

DREYFUS PREMIER INVESTMENT FUNDS, INC.
DREYFUS GREATER CHINA FUND
DREYFUS EMERGING ASIA FUND

CLASS A, CLASS B, CLASS C AND CLASS I SHARES

STATEMENT OF ADDITIONAL INFORMATION
March 1, 2010

This Statement of Additional Information contains additional information about each fund listed above, and should be read in conjunction with each fund’s current Prospectus. To obtain a copy of a Prospectus, please call your financial advisor, write to the fund at 144 Glenn Curtis Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call 1-800-554-4611.

The most recent Annual Report and Semi-Annual Report to Shareholders for each fund are separate documents supplied with this Statement of Additional Information, and the financial statements are incorporated by reference into this Statement of Additional Information.

This Statement of Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

References herein to a “Fund” refer to all of the funds listed above, unless otherwise noted.

DESCRIPTION OF THE FUND

The Dreyfus Corporation (“Dreyfus”) serves as the Funds’ investment adviser. Dreyfus has engaged Hamon U.S. Investment Advisors Limited (“Hamon” or “Sub-Adviser”) to serve as sub-investment adviser to each Fund and to provide day-to-day management of those Funds’ investments. MBSC Securities Corporation (the “Distributor”) is the distributor of the Funds’ shares.

Dreyfus Premier Investment Funds, Inc. (the “Company”) is a Maryland corporation formed on November 21, 1991. Each Fund is a separate series of the Company, an open-end investment management company, known as a mutual fund.

INVESTMENT STRATEGIES AND RISKS

          In addition to the principal investment strategies and the principal risks described in the prospectus, the Fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies and risks for all equity funds in The Dreyfus Family of Funds, certain matters described herein may not apply to your Fund. Unless disclosed in its prospectus, a Fund generally may invest no more than 5% of its net assets in any investment strategy or technique described below.

Borrowing Money and Leverage. The Funds borrowing policy is described under “Investment Restrictions.” Unless otherwise disclosed in a fund’s prospectus, each fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes. While borrowings for temporary or emergency purposes exceed 5% of the Fund’s total assets, the Fund will not make any additional investments.

Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the Investment Company Act of 1940, as amended (the “1940 Act”), requires a Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, generally are collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Each Fund also may invest in one or more classes of securities (“Structured Securities”) backed by or

B-2

representing interests in, Brady Bonds. The cash flow on the underlying instruments may be apportioned among the newly-issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments.

Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          “Synthetic convertible securities” are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option. The “market value” of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Depositary Receipts. Depositary receipts are securities that evidence ownership interests in a security or pool of securities that have been deposited with a “depositary.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic

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securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

          A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of Dreyfus, by brokers executing the purchases or sales.

Derivatives. Derivatives may be used for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would. Examples of derivative instruments the Funds may use include options contracts, futures contracts and options on futures contracts, and participatory notes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance.

          If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, Dreyfus (or, if applicable, the Fund’s sub-investment adviser) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a

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Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

          Some derivatives the Funds use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index.) This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the Securities and Exchange Commission(“SEC”), a Fund maybe required to segregate permissible liquid assets or engage in other measures approved by the Securities and Exchange Commission or its staff, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of future contracts or forward contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

          Neither the Company nor any of the Funds will be a commodity pool. The Company has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility as a registered investment company for an exclusion from the definition of commodity pool operator and that neither the Company nor any of the Funds is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

          A Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before a Fund enters into such transactions or makes any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

          Futures Transactions—In General. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. A Fund may invest in futures contracts and options on futures contracts, including foreign currency futures contracts and options thereon.

          Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more that the original purchase price, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

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          A Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities which are traded on domestic exchanges or those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

          Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund’s net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

          Successful use of futures by a Fund also is subject to the ability of Dreyfus (or, if applicable, the Fund’s Sub-Adviser) to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

          Specific Futures Transactions. A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

          An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

          A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

          Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Eurodollar futures contracts and options thereon may be used to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

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          Options—In General. Dreyfus Emerging Asia Fund may purchase call and put options and write (i.e., sell) covered call and put options. Dreyfus Greater China Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transactions. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

          Specific Options Transactions. A Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities), including equity securities (including convertible securities), U.S. Government Securities, foreign sovereign debt, corporate debt securities, and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the over-the-counter market, or security indices, currencies or futures.

          An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular security.

          A Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

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          A Fund may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Successful use by a Fund of options and options on futures will be subject to the ability of Dreyfus (or, if applicable, the Fund’s Sub-Adviser) to predict correctly movements in the process of individual securities, the relevant securities market generally, foreign currencies or interest rates, as applicable. To the extent the predictions of Dreyfus (or, if applicable, the Fund’s Sub-Adviser) are incorrect, the Fund may incur losses.

          Swap Transactions. The Fund may engage in swap transactions, including currency swaps, index swaps and interest rate swaps. The Fund may enter into swaps for both hedging purposes and to seek to increase total return. The Fund also may enter into options on swap agreements, sometimes called “swaptions.”

          Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

          Most swap agreements entered into by the Fund are cash settled and calculate the obligations of the parties to the agreement on a “net basis.” Thus, the Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund.

          A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund

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writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

          The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Dreyfus or its affiliate, as the case may be, is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

          The Fund will enter into swap agreements only when Dreyfus or its affiliate, as the case may be, believes it would be in the best interests of the Fund to do so. In addition, the Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).

          Structured Notes and Other Hybrid Instruments. Structured notes are derivative securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions.

          A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some currency or securities index or another interest rate (each a “benchmark”). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

          Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

          Combined Transactions. A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the portfolio manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the judgment of the portfolio manager, that the combined strategies will reduce

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risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Equity Securities. Equity securities, including common stocks, and certain preferred stocks, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund’s investments will result in changes in the value of its shares and thus the Fund’s total return to investors.

          The stock prices of smaller companies may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. The Fund, together with other investment companies advised by Dreyfus and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Fund’s ability to dispose of some or all of its positions should it desire to do so.

          The Fund may purchase securities of companies that have no earnings or have experienced losses. The Fund generally will make these investments based on a belief that actual anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company’s stock price may decline sharply and its securities may become less liquid.

          The Fund may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. An IPO is a corporation’s first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation’s future growth. Special rules of the Financial Industry Regulatory Authority (“FINRA”) apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies’ securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

          The Fund may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled.

Exchange-Traded Funds. Exchange-traded funds (“ETFs”) are designed to provide investment results corresponding to a securities index. These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq 100 Shares”), World Equity Benchmark Series (“WEBS”) and iShares exchange-traded funds (“iShares”), such as iShares MSCI EAFE Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs,

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DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

          The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Fixed-Income Securities. Even though fixed income securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Fixed-income securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch” and together with Moody’s and S&P, the “Rating Agencies”), may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. See “Appendix” for a general description of the Rating Agencies’ ratings.

          Lower-rated securities, such as those rated below investment grade by the Rating Agencies, may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. See “Appendix” for a general description of the Rating Agencies’ ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. These Funds will rely on Dreyfus’ (or, if applicable, the Fund’s Sub-Adviser’s) judgment, analysis and experience in evaluating the creditworthiness of an issuer.

          You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

          Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged

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issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

          Because there is no established retail secondary market for many of these securities, a Fund may be able to sell such securities only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

          These securities may be particularly susceptible to economic downturns. An economic recession downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for lower rated securities. It is likely that an economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

          A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. No Fund has any arrangement with any persons concerning the acquisition of such securities, and Dreyfus (or, if applicable, the Fund’s Sub-Adviser) will review carefully the credit and other characteristics pertinent to such new issues, in accordance with the Fund’s management policies.

          The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds, pay-in-kind bonds and step-up. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

Foreign Securities. Foreign securities include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets outside the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for the purpose of the Funds’ investment allocations, because they are not subject to many of the special considerations and risks, discussed in the relevant Fund’s Prospectus and this

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SAI, that apply to foreign securities traded and held abroad. A U.S. dollar investment in American Depositary Receipts or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.

          Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income the Fund has available for distribution. Because a portion of a Fund’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders. In addition, if the exchange rate for the currency in which the Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to enable the Fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

          Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of foreign securities usually are held outside the United States, by investing in such securities, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund’s net asset value on days when investors have no access to the Fund.

          The risks associated with investing in foreign securities are often heightened for investments in emerging market countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. A Fund’s purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily

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changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, the relevant Sub-Adviser and its affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on the Fund’s performance and may adversely affect the liquidity of the Fund’s investment to the extent that it invests in certain emerging market countries. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If the Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund’s net asset value will be adversely affected. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Foreign Currency Transactions. Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, a Fund’s purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. A Fund may engage in cross currency hedging against price movements between currencies other than the U.S. dollar caused by currency exchange rate fluctuations. The Fund’s success in these transactions may depend on the ability of Dreyfus (or, if applicable, the Fund’s Sub-Adviser) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention or failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

          Dreyfus Emerging Asia Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent the Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.

          Each Fund also may enter into forward foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a specified currency at a specified future date. The cost to the Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Generally, secondary markets do

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not exist for forward contracts, with the result that closing transactions can be made for forward contracts only by negotiating directly with the counterparty to the contract.

Forward Commitments. A Fund may invest in securities issued on a forward commitment (including “TBA” (to be announced), when-issued or delayed-delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund would engage in forward commitments to increase its portfolio’s financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund’s exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

          Securities purchased on a forward commitments, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

Illiquid Securities. A Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective. These securities may include securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Investment Companies. Each Fund may invest in described below. Under the 1940 Act, the Fund’s investment in securities issued by registered and unregistered investment companies, including exchange-traded funds, is, subject to certain exceptions applicable to funds of funds, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. Each Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending

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program in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the limitations described above. See “Lending Portfolio Securities.”

Lending Portfolio Securities. A Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Fund may participate in a securities lending program operated by Bank of New York Mellon, as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

Money Market Instruments. When the Dreyfus (or, if applicable, the Fund’s Sub-Adviser) determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. A Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Mortgage-Related Securities. Mortgage-related securities are a form of derivative security collateralized by pools of mortgages. The mortgage-related securities which may be purchased include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.

          As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the

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underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.

          During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security’s expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund’s mortgage-related securities to decrease broadly, the Fund’s effective duration, and thus sensitivity to interest rate fluctuations, would increase.

          The U.S. Government securities that the Fund may purchase include mortgage-related securities, such as those issued by the Government National Mortgage Association, the Federal Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Fund intends to invest less than 5% of its assets in mortgage-related securities.

Municipal Obligations. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the securities’ interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. The Fund also may acquire call options on specific municipal obligations. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

          While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations offering yields comparable to and in some cases greater than the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund may invest up to 25% of its assets in

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municipal obligations; however, it currently intends to limit such investments to 5% of its assets. These percentages may be varied from time to time without shareholder approval.

Participatory Notes. A Fund may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets, such as India, Vietnam and the A shares market of China. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. There can be no assurance that the trading price of participatory notes will equal the underlying value of the companies they seek to replicate. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. Participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the underlying shares. Participatory notes involve transaction costs. Participatory notes may be considered illiquid and therefore subject to the Fund’s percentage limitation for investments in illiquid securities.

Reverse Repurchase Agreements. The Funds may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, the Fund’s borrowings generally will be unsecured.

Short-Selling. Short selling a security involves the sale of a security that is not owned in anticipation of a decline in the market value of the security. Short-sales may be used to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns. To complete a short-sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

          A Fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund’s net assets. A Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

          A Fund also may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale. At no time will more than 15% of the value of a Fund’s net assets be in deposits on short sales against the box.

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          Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

Warrants. A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the corporation’s capital stock at a set price for a specified period of time. Warrants may be issued with respect to equity or fixed-income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Zero Coupon, Pay-In-Kind and Step-up Securities. Zero coupon U.S. Treasury securities are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also may be issued by corporations and financial institutions which constitute a proportionate ownership of the issuer’s pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. Pay-in-kind bonds are bonds that generally pay interest through the issuance of additional bonds. Step-up coupon bonds are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

INVESTMENT RESTRICTIONS

          Each Fund’s investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

          Dreyfus Greater China Fund only. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of companies that (i) are principally traded in China, Hong Kong or Taiwan (Greater China), (ii) derive at least 50% of their revenues from Greater China, or (iii) have at least 50% of their assets in Greater China (or other instruments with similar economic characteristics), as described in its Prospectus. The Fund has adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in its policy to so invest 80% of its assets.

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          The Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. Investment restrictions numbered 9 through 11 are non-fundamental policies and may be changed by vote of a majority of the Company’s Board members at any time. The Fund may not:

          1.          Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2.          Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          3.          Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          4.          Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          5.          Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company’s Board.

          6.          Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          7.          Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 8 and 9 may be deemed to give rise to a senior security.

          8.          Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          9.          Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

          10.        Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund’s net assets would be so invested.

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          11.        Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

*          *          *

          Dreyfus Emerging Asia Fund only. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of companies that are located or principally traded in Asian emerging market countries and other investments that are tied economically to Asian emerging markets (or other instruments with similar economic characteristics), as described in the Fund’s Prospectus. The Fund has adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in its policy to so invest 80% of its assets. The Fund also has adopted a policy prohibiting it from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

          The Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by a vote of a majority of the Company’s Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not:

          1.          Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

          2.          Invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

          3.          Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

          4.          Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets).

          5.          Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund’s total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company’s Board.

          6.          Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

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          7.          Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies. For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

          8.          Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

          9.          Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

          10.        Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 15% of the value of the Fund’s net assets would be so invested.

          11.        Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

          12.        Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

*          *          *

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to each Fund’s borrowing restriction, however, if borrowings exceed 33-1/3% of the value of a Fund’s total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE FUNDS

The Board is responsible for the management and supervision of a Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Hamon U.S. Investment Advisors Limited	Sub-Investment Adviser to Each Fund
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc.	Transfer Agent
The Bank of New York Mellon	Custodian

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Board members, together with information as to their positions with the Funds, principal occupations and other Board memberships and affiliations, are shown below.

Board Members of the Company1

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (66) Chairman of the Board (1995)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director
The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

Gordon J. Davis (68) Board Member (1993)	Partner in the law firm of Dewey & LeBoeuf, LLP	Consolidated Edison, Inc., a utility company, Director Phoenix Companies, Inc., a life insurance company, Director
Board Member/Trustee for several not-for-profit groups

David P. Feldman (70) Board Member (1991)	Corporate Director and Trustee	BBH Mutual Funds Group (11 funds), Director The Jeffrey Company, a private investment company, Director

Lynn Martin (70) Board Member (1993)	Advisor to the international accounting firm of Deloitte & Touche, LLP and Chairperson to its Council for the Advancement of Women (March 1993-September 2005)	AT&T Inc., a telecommunications company, Director Ryder System, Inc., a supply chain and transportation management company, Director
The Procter & Gamble Co., a consumer products company, Director
Constellation Energy Group, Director Chicago Council on Global Affairs, Member Coca Cola International Advisory Council Deutsche Bank Advisory Council

Philip L. Toia (76) Board Member (1997)	Private Investor	None

1None of the Board members are “interested persons” of the Company, as defined in the 1940 Act.

Board members of each fund in the Dreyfus Family of Funds are elected to serve for an indefinite term. Each Dreyfus fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Company’s accounting and financial reporting processes and the audits of the Funds’ financial statements and (ii) to assist in the Board’s oversight of the integrity of the Funds’ financial statements, the Funds’ compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. The Company’s nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee

[1]None of the Board members are “interested persons” of the Company, as defined in the 1940 Act.

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charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Funds’ investments. The audit committee met ___ times during the fiscal year ended October 31, 2009. The nominating, compensation and pricing committees did not meet during the last fiscal year.

The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2009.

Name of Fund	Joseph S. DiMartino	Gordon J. Davis	David P. Feldman	Lynn Martin	Philip L. Toia

Dreyfus Emerging Asia Fund

Dreyfus Greater China Fund

Aggregate Holdings of Funds in the Dreyfus Family of Funds for which responsible as a Board Member	Over $100,000	$50,001- $100,000	Over $100,000	$1- $10,000	$1- $10,000

          As of December 31, 2009, none of the Board members or their immediate family members owned securities of Dreyfus, Hamon, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus, Hamon, or the Distributor.

          Typically, the Company pays its Board members its allocated portion of an annual retainer of $30,000 and a fee of $4,000 per meeting (with a minimum $500 per meeting and per telephone meeting) attended for the Company and eight other funds (comprised of eight portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended October 31, 2008, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) during the year ended December 31, 2008, were as follows:

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Name of Board Member	Aggregate Compensation From the Company*	Total Compensation From the Company and Fund Complex Paid To Board Member(**)

Joseph S. DiMartino	$	$[ ] ([191])
Gordon J. Davis	$	$[ ] ([42])
David P. Feldman	$	$[ ] ([55])
Lynn Martin	$	$[ ] ([14])
Daniel Rose†	$	$[ ] ([37])
Philip L. Toia	$	$[ ] ([25])
Sander Vanocur††	$	$[ ] ([37])

* Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which amounted in the aggregate to $____.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.
† Emeritus Board member since October 31, 2009.
†† Emeritus Board member since January 8, 2008.

Officers of the Company

BRADLEY J. SKAPYAK, President since January 2010. Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of ___ investment companies (comprised of __ portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

J. DAVID OFFICER, Vice President since January 2010. Director of Mellon United National Bank, an affiliate of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. Prior to June 2009, he was Chief Operating Officer, Vice Chairman and a director of the Manager, where he had been employed since April 1, 1998. He is 61 years old.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

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KIESHA ASTWOOD, Vice President and Assistant Secretary since December 2009. Counsel of BNY Mellon, and an officer of __ investment companies (comprised of __ portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since December 2009. Senior Counsel of BNY Mellon, and an officer of __ investment companies (comprised of __ portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since December 2009. Senior Counsel of BNY Mellon, and an officer of __ investment companies (comprised of __ portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

RICHARD S. CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment

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companies (comprised of 193 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005. Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

The Company’s Board members and officers, as a group, owned less than 1% of each Fund’s voting securities outstanding on _______, 2010. See “Information About the Company and Funds” for a list of shareholders known by the Company to own of record 5% or more of a Fund’s outstanding voting securities as of ________, 2010.

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MANAGEMENT ARRANGEMENTS

          Investment Adviser. Dreyfus is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

          Dreyfus provides management services pursuant to a management agreement (the “Agreement”) between Dreyfus and the Company. As to the Fund(s), the Agreement is subject to annual approval by (i) the Company’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not “interested persons” (as defined in the 1940 Act) of the Company or Dreyfus, by vote cast in person at a meeting called for the purpose of voting on such approval. As to the Fund(s), the Agreement is terminable without penalty, on 60 days’ notice, by the Company’s Board or by vote of the holders of a majority of such Fund’s shares, or, on not less than 90 days’ notice, by Dreyfus. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of the Manager: Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President–Corporate Communications; Gary E. Abbs, Vice President–Tax; Jill Gill, Vice President–Human Resources; Joanne S. Huber, Vice President–Tax; Anthony Mayo, Vice President–Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, Cyrus Taraporevala and Scott E. Wennerholm, directors.

          Dreyfus maintains office facilities on behalf of the Company, and furnishes statistical and research data, clerical help, data processing, bookkeeping and internal auditing and certain other required services to the Company. Dreyfus may pay the Distributor for shareholder services from Dreyfus’s own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers (“Selected Dealers”) and other industry professionals (collectively, “Service Agents”) in respect of these services. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

          BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. Dreyfus has informed the Company that in making its investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

          The Company, Dreyfus, Hamon, and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. Dreyfus’s Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are

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reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY Mellon’s Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

          Sub-Investment Adviser. With respect to each fund, Dreyfus has entered into a Sub-Investment Advisory Agreement with Hamon (the “Hamon Sub-Advisory Agreement”). The Hamon Sub-Advisory Agreement is subject to annual approval by (i) the Company’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or Hamon, by vote cast in person at a meeting called for the purpose of voting on such approval. The Hamon Sub-Advisory Agreement is terminable without penalty, (i) by Dreyfus on 60 days’ notice, (ii) by the Company’s Board or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ notice, or (iii) by Hamon upon not less than 90 days’ notice. The Hamon Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          Hugh Adam Simon is the Chief Executive Officer of Hamon.

          Portfolio Management. Dreyfus manages each Fund’s investments in accordance with the stated policies of such Fund, subject to the approval of the Company’s Board. Hamon, provides day-to-day management of the each Funds’ investments, subject to the supervision of Dreyfus and the Company’s Board. The Fund’s adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities.

          Dreyfus Greater China Fund’s portfolio managers are Hugh Simon and Nina Wu, each of whom is an employee of Hamon. Dreyfus Emerging Asia Fund’s portfolio managers are Hugh Simon, Nina Wu and Abhijit Sarkar each of whom is an employee of Hamon.

          Portfolio Managers Compensation. Portfolio manager compensation is comprised of a market-based salary, and an annual incentive plan. The portfolio managers are compensated by Hamon and not by the Fund.

          Under the annual incentive plan, portfolio managers may receive a bonus of up to two times their annual salary, at the discretion of management. In determining the amount of the bonus, significant consideration is given to the portfolio manager’s investment portfolio performance over a one-year period (weighted 75%) and three-year (weighted 25%) compared to peer groups and relevant indices. Other factors considered are individual qualitative performance, asset size and revenue growth of the product and funds managed by the portfolio managers.

          Additional Information about Portfolio Managers. The following table lists the number and types of accounts advised by the primary portfolio manager(s) and assets under management in those accounts as of the most recent fiscal year.

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Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed

Hugh Simon	5	$X.XXB	None	N/A	None	N/A
Nina Wu	3	$X.XXB	None	N/A	None	N/A
Abhijit Sarkar	2	$X.XXM	None	N/A	None	N/A

          The dollar range of Fund shares beneficially owned by the primary portfolio managers are as follows as of the end of the most recent fiscal year:

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned

Hugh Simon	Dreyfus Greater China Fund	$X
	Dreyfus Emerging Asia Fund	$X
Nina Wu	Dreyfus Greater China Fund	$X
	Dreyfus Emerging Asia Fun	$X
Abhijit Sarkar	Dreyfus Greater China Fund	$X

          Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), banks common trust accounts and wrap fee programs (“Other Accounts”).

          Potential conflicts of interest may arise because of Dreyfus’ management of the Funds and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

          Other Accounts may have investment objectives, strategies and risks that differ from those of the Funds. For these or other reasons, the portfolio managers may purchase different securities for a Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

          A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of

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securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

          Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of Dreyfus and an affiliate entity and such portfolio managers also manage Other Accounts.

          Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting Dreyfus’ fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

          Expenses. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Dreyfus (or, if applicable, the Fund’s Sub-Adviser). The expenses borne by the Company include: organizational costs, taxes, interest, loan commitment fees, distributions and interest paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of Dreyfus or any sub-investment adviser or any affiliates thereof, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Company’s existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders’ reports and corporate meetings, and any extraordinary expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. With respect to Dreyfus Greater China Fund, Class B and Class C shares are subject to an annual distribution fee and Class A, Class B and Class C shares are subject to an annual service fee. With respect to Dreyfus Emerging Asia Fund, Class A and Class C shares are subject to an annual shareholder services fee, and Class C shares are subject to an annual distribution fee. See “Distribution Plan and Shareholder Services Plan.” Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Company are allocated between the Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund. All fees and expenses are accrued daily and deducted before declaration of distributions to shareholders.

          As compensation for Drefyus’ services to the Company, the Company has agreed to pay Dreyfus a monthly management fee at the annual rate of 1.25% of the value of Dreyfus Emerging Asia Fund’s average daily net assets and 1.25% of the value of Dreyfus Greater China Fund’s average daily net assets.

          For the fiscal years ended October 31, 2007, 2008 and 2009 the net management fees paid by each indicated Fund and the management fee waived by Dreyfus, were as follows:

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	2009		2008		2007
	Net Fee Paid	Fee Waived	Net Fee Paid	Fee Waived	Net Fee Paid	Fee Waived
Dreyfus Greater China Fund	$XXX	$XXX	$11,607,897	$0	$11,237,742	$0
Dreyfus Emerging Asia Fund	$XXX	$XXX	$0	$190,877	N/A	N/A

          As compensation for Hamon’s services, Dreyfus has agreed to pay Hamon a monthly sub-advisory fee at the annual rate of 0.625% of the value of Dreyfus Greater China Fund’s average daily net assets and Dreyfus Emerging Asia Fund’s average daily net assets. Dreyfus Greater China’s sub-advisory fees payable by the Dreyfus to Hamon for the fiscal years ended October 31, 2007, 2008 and 2009 amounted to $5,618,871, $5,808,169 and $XXX, respectively. Dreyfus Emerging Asia’s sub-advisory fees payable by Dreyfus to Hamon from commencement of operations through the fiscal year ended October 31, 2008 and 2009 amounted to $95,374 and $XXX, respectively.

          The aggregate of the fees payable to Dreyfus is not subject to reduction as the value of a Fund’s net assets increases.

                    Distributor. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as each Fund’s distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and BNY Mellon Funds Trust. Before June 30, 2007, the Distributor was known as “Dreyfus Service Corporation.”

          The Distributor compensates Service Agents for selling Class A shares subject to a contingent deferred sales charge (“CDSC”), and Class C shares at the time of purchase from its own assets. The Distributor also compensated certain Service Agents for selling Class B shares at the time of purchase from its own assets when certain of the Funds offered Class B shares; the Funds no longer offer Class B shares except in connection with dividend reinvestment and permitted exchanges. The proceeds of the CDSC and fees pursuant to the Company’s Distribution Plan (described below), in part, are used to defray the expenses incurred by the Distributor in connection with the sale of the applicable Class of Fund shares. The Distributor also may act as a Service Agent and retain sales loads and CDSCs and Distribution Plan fees. For purchases of Class A shares subject to a CDSC, the Distributor generally will pay Service Agents on new investments made through such Service Agents a commission of up to 1% of the amount invested. The Distributor generally will pay Service Agents 1% on new investments of Class C shares made through such Service Agents, and generally paid Service Agents 4% on new investments of Class B shares made through such Service Agents, of the net asset value of such shares purchased by their clients. With respect to Class B shares subject to a CDSC or Distribution Plan issued to shareholders in exchange for shares originally issued by a series of The Bear Stearns Funds (the “Acquired Fund”), the proceeds of any CDSC and fees pursuant to the Distribution Plan with respect to such Class B shares are payable to the Acquired Fund’s former distributor to defray the expenses it incurred in connection with the sale of such shares when originally issued by the Acquired Fund.

          The amounts retained on the sale of Fund shares by the Distributor from sales loads and from CDSCs, as applicable, with respect to Class A, Class B, and Class C shares, are set forth below.

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	Class A

Name of Fund	Fiscal Year Ended 2007	Fiscal Year Ended 2008	Fiscal Year Ended 2009

Dreyfus Greater China Fund	$1,897,541	$614,490	$XXX
Dreyfus Emerging Asia Fund	N/A	$13,233	$XXX

	Class B

Name of Fund	Fiscal Year Ended 2007	Fiscal Year Ended 2008	Fiscal Year Ended 2009

Dreyfus Greater China Fund	$176,722	$93,242	$XXX

	Class C

Name of Fund	Fiscal Year Ended 2007	Fiscal Year Ended 2008	Fiscal Year Ended 2009

Dreyfus Greater China Fund	$491,857	$770,486	$XXX
Dreyfus Emerging Asia Fund	N/A	$7,047	$XXX

          The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments (“Retirement Plans”), or other programs where (i) the employers or affiliated employers maintaining such plans or programs. The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”). Generally, the Distributor may pay such Service Agents a fee up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

          Dreyfus or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are separate from any shareholder services fees and other expenses paid by the Fund to those intermediaries. Because those payments are not made by you or the Fund, the Fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from Dreyfus’ or the Distributor’s own resources to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments or compensation sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of:

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occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a Service Agent to recommended or sell shares of the Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

          Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, is the Company’s transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Funds also make payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of Fund shares.

          The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, New York 10286, acts as custodian of each Fund’s investments. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the Custodian holds each Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund’s assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

          General. Class A and Class C shares of the Funds may be purchased only by clients of certain Service Agents, including the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares.

          Class I shares of each Fund are offered only to (i) bank trust departments, trust companies and insurance companies that have entered into agreements with the Distributor to offer Class I shares to their clients, (ii) institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs (Class I shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA that has entered into an agreement with the Distributor to offer Class I shares to such Retirement Plan or SEP-IRA), (iii) law firms or attorneys acting as trustees or executors/administrators, (iv) foundations and endowments that make an initial investment in the Fund of at least $1 million, (v) sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Code that maintain an omnibus account with the Fund and do not require shareholder tax reporting or 529 account support responsibilities from the Distributor, and (vi) advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available. Institutions effecting transactions in Class I shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

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          The Company reserves the right to reject any purchase order. None of the Funds will establish an account for a “foreign financial institution,” as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter. The Funds will not accept cash, travelers’ checks or money orders as payment for shares.

          When purchasing Fund shares, you must specify which Class is being purchased. Your Service Agent can help you choose the share class that is appropriate for your investment. The decision as to which Class of shares is most beneficial to you depends on a number of factors, including the amount and the intended length of your investment in the Fund. Please refer to the relevant Fund’s Prospectus for a further discussion of those factors.

          In many cases, neither the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. You or your Service Agent must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount.

          Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund’s Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. As discussed under “Management Arrangements-Distributor,” Service Agents may receive revenue sharing payments from Dreyfus or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

          The Fund’s minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by Dreyfus, including members of the Company’s Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund.

          Fund shares are offered without regard to minimum initial or subsequent investment requirements to shareholders purchasing Fund shares through the Dreyfus Managed Assets Program or through other wrap fee accounts or other fee based programs. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to government-sponsored plans or to employees participating in certain Retirement Plans or other programs where contributions or account

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information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

          The Internal Revenue Code of 1986, as amended (the “Code”), imposes various limitations on the amount that may be contributed to certain Retirement Plans or government sponsored plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan or government sponsored plans. Participants and plan sponsors should consult their tax advisers for details.

          Each Fund may, in its sole discretion, accept securities in payment for Fund shares. Securities may be accepted in payment for shares only if they are, in the judgment of Dreyfus, appropriate investments for the Fund. These securities are valued by the same method used to value the Fund’s existing portfolio holdings. The contributions of securities to a Fund may be a taxable transaction to the shareholder.

          Fund shares may be purchased through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege and Dreyfus Payroll Savings Plan described under “Shareholder Services.” These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

          Fund shares are sold on a continuous basis. Net asset value per share of each class is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class of a Fund is computed by dividing the value of the Fund’s net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Funds’ investments, see “Determination of Net Asset Value.”

          If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on days it is open for regular business, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

          Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any regular business day and transmitted to the Distributor or its designee by the close of its business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not

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received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

          Class A Shares. Except as noted below the public offering price for Class A shares of a fund is the net asset value per share of that Class plus a sales load as follows:

	Total Sales Load* – Class A

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share	Dealers’ reallowance as a % of offering price

Less than $50,000	5.75	6.10	5.00
$50,000 to less than $100,000	4.50	4.70	3.75
$100,000 to less than $250,000	3.50	3.60	2.75
$250,000 to less than $500,000	2.50	2.60	2.25
$500,000 to less than $1,000,000	2.00	2.00	1.75
$1,000,000 or more	-0-	-0-	-0-

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

                    Effective on or about February 4, 2009 (the “Exchange Date”), the Funds no longer offer Class T shares. Holders of Class T shares as of the Exchange Date received automatically in exchange for their Class T shares Class A shares of the Fund having an aggregate net asset value equal to the aggregate value of the shareholders Class T shares.

For shareholders of a Fund who received class A shares of the Fund in exchange for their Class T shares of the Fund on the Exchange Date, the public offering price for Class A shares of such Fund is the net asset value per share of that Class plus a sales load as shown below:

	Total Sales Load* - Class A

Amount of Transaction	As a % of offering price per share	As a % of net asset value per share	Dealers’ reallowance as a % of offering price

Less than $50,000	4.50	4.70	5.00
$50,000 to less than $100,000	4.00	4.20	3.75
$100,000 to less than $250,000	3.00	3.10	2.75
$250,000 to less than $500,000	2.50	2.60	2.25
$500,000 to less than $1,000,000	2.00	2.00	1.75
$1,000,000 or more	-0-	-0-	-0-

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

          Class A shares purchased without an initial sales charge as part of an investment of $1,000,000 or more will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an up-front commission of up to 1% of the net asset value of Class A shares that are subject to a CDSC. See “Management Arrangements—Distributor.”

          The scale of sales loads applies to purchases of Class A shares made by any “purchaser,” which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children or a trustee or other fiduciary purchasing securities for a single trust

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estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which results in economy of sales effort or expense.

          Set forth below is an example of the method of computing the offering price of the Class A shares of the indicated Fund. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund’s Class A shares on December 31, 2008:

	Dreyfus Greater China Fund	Dreyfus Emerging Asia Fund
NET ASSET VALUE per Share	$X.XX	$X.XX
Per Share Sales Charge - 5.75%* of offering price (6.10% of net asset value per share)	$ X.XX	$ X.XX
Per Share Offering Price to the Public	$ X.XX	$ X.XX

*

Class A shares of shareholders of a Fund who received class A shares of the Fund in exchange for their class T shares of the Fund on the Exchange Date, are subject to a different sales load schedule as described above.

Class B Shares. AS of June 1, 2006, Class B shares of Dreyfus Greater China Fund are offered only in connection with dividend reinvestment and exchanges and Class B shares of certain other funds advised by Dreyfus or shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. held in an Exchange Account ( as defined under “Shareholder Services — Fund Exchanges”) as a result of a previous exchange of Class B shares. No new or subsequent investments, including automatic investment plans, are allowed in Class B shares of any Fund, except through dividend reinvestment or permitted exchanges. If you hold Class B shares and make a subsequent investment in Fund shares, unless you specify the Class of shares you wish to purchase, such subsequent investment will be made in Class A shares and will be subject to any applicable sales load. For Class B shares outstanding on June 1, 2006 and Class B shares acquired upon reinvestment of dividends, all Class b share attributes, including associated CDSC schedules, conversion to Class A features and Distribution Plan and Shareholder Services Plan fee, will continue in effect. Class B shares are not offered by Dreyfus Emerging Asia Fund.

          The minimum initial investment through an exchange for Class B shares of Dreyfus Greater China Fund is $1000. Subsequent exchanges for Class B shares of a Fund must be at least $500.

          The public offering price for such Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of dividend reinvestment or exchange. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Fund’s

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Prospectus and in this Statement of Additional Information under “How to Redeem Shares—Contingent Deferred Sales Charge—Class B Shares.”

          Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares of a Fund that have been acquired through the reinvestment of the Fund’s dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder’s Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of the Fund’s dividends and distributions.

          Class B shares of a Fund acquired by shareholders in exchange for Class B shares originally issued by the Acquired Fund before December 1, 2003 are subject to different CDSC and conversation to Class A schedules. See “How to Redeem Shares-Contingent Deferred Sales Charge-Class B Shares.”

          Class C Shares. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See “How to Redeem Shares—Contingent Deferred Sales Charge—Class C Shares.”

          Class I Shares. The public offering for Class I shares is the net asset value per share of that Class.

          Dealer Reallowance — Class A Shares. The dealer reallowance provided with respect to Class A shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus, which are sold with a sales load, such as Class A shares. In some instances, theses incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. See “Management Arrangements—Distributor.”

          Class A Offered at Net Asset Value. Full-time employees of FINRA member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with a FINRA member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value without a sales load, provided they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with FINRA member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value without a sales load to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus or its affiliates, including members of the Company’s Board, or the spouse or minor child of any of the foregoing.

          Class A shares may be purchased at net asset value without a sales load through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

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          Class A shares also may be purchased at net asset value without a sales load, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

          Class A shares may be purchased at net asset value without a sales load by qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund since on or before February 28, 2006.

          Class A shares may be purchased a net asset value without a sales load with the cash proceeds from an investor’s exercise of employment-related stock options, whether invested in the Fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the Fund or Dreyfus-managed money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the Fund at net asset value, whether or not using the proceeds of the employment-related stock options.

          Class A shares may be purchased at net asset value without a sales load by members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

          Class A shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA “Rollover Accounts” with the distribution proceeds from a Retirement Plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a Retirement Plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Rollover Account in the Fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the Fund at the net asset value in such account.

          Right of Accumulation — Class A Shares. Reduced sales loads apply to any purchase of Class A shares by you and any related “purchaser” as defined below, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold shares of the Fund or shares of certain other funds advised by Dreyfus which are subject to a front-end sales load or a CDSC or shares acquired by a previous exchange of such shares (hereinafter referred to as “Eligible Funds”), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

          To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

          Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have

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filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

          Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business). Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “How to Redeem Shares—Dreyfus TeleTransfer Privilege.”

          Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

          Converting Shares. Under certain circumstances, Fund shares may be converted from one class of shares to another class of shares of the same Fund. The aggregate dollar value of the shares of the class received upon any such conversion will equal the aggregate dollar value of the converted shares on the date of the conversion. An investor whose shares are converted from one class to another class of the same Fund will not realize taxable gain or loss as a result of the conversion.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

          With respect to Dreyfus Greater China Fund, Class B and Class C shares are subject to a Distribution Plan and Class A, Class B and Class C shares are subject to a Shareholder Services Plan.

          With respect to Dreyfus Emerging Asia Fund, Class C shares are subject to a Distribution Plan and Class A and Class C shares are subject to a Shareholder Services Plan.

          Distribution Plan. Rule 12b-1 (the “Rule”) adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company’s Board has adopted such a plan (the “Distribution Plan”) with respect to each Fund’s Class C shares, pursuant to which the Fund pays the Distributor for distributing each such Class of shares a fee at the annual rate of 0.75% of the value of the average daily net assets of Class C shares. Under the Distribution Plans for Dreyfus Greater China Fund, the Fund pays the Distributor 0.75% of the value of each Fund’s Class B shares for distributing such Class. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company’s Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and holders of its Class B and Class C shares.

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          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of a Fund’s shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not “interested persons” and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of the relevant class of shares.

          With respect to Dreyfus Greater China Fund, for the fiscal year ended October 31, 2009, the Fund paid the Distributor $XXX and $XXX with respect to Class B and Class C shares, respectively, pursuant to the Distribution Plan.

          With respect to Dreyfus Emerging Asia Fund, for the fiscal year ended October 31, 2009, the Fund paid the Distributor $XXX with respect to Class C shares pursuant to the Distribution Plan.

          Shareholder Services Plan. The Company has adopted a Shareholder Services Plan with respect to each Fund, pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of the Fund’s Class A, Class B (Dreyfus Greater China Fund only) and Class C shares a fee at the annual rate of 0.25% of the value of the average daily net assets of each such Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.

          A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company’s Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to the relevant class of shares of a Fund, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not “interested persons” and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

          With respect to Dreyfus Greater China Fund, for the fiscal year ended October 31, 2009, the Fund paid the Distributor $XXX, $XXX and $XXX, with respect to Class A, Class B and Class C shares, respectively, pursuant to the Shareholder Services Plan.

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          With respect to Dreyfus Emerging Asia Fund, for the fiscal year ended October 31, 2009, the Fund paid the Distributor $XXX and $XXX, with respect to Class A and Class C shares, respectively, pursuant to the Shareholder Services Plan.

DETERMINATION OF NET ASSET VALUE

          Valuation of Portfolio Securities. Fund investments are valued on the basis of market quotations or official closing prices. Each Fund’s portfolio securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York, or at such other quoted market exchange rate as may be determined to be appropriate by Dreyfus (or, if applicable, the Fund’s Sub-Adviser). Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of a majority of the Fund’s portfolio securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to any Distribution Plan or Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant share class. For funds with multiple share classes, the per share net asset value of each class will differ due to differences in operating expenses incurred by each class.

          Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board, or are determined by the Company not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Company calculated its NAV), are valued at fair value as determined in good faith based on procedures approved by the Company’s Board. Fair value of investments may be determined by the Company’s Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on fair value procedures may differ from the security’s most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund investors have no access to the Fund. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at market value less the same percentage discount at

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which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

          New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

          Management believes that your Fund has qualified as a “regulated investment company” (“RIC”) under the Code for its most recent fiscal year. Your Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a RIC, your Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a RIC, your Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined in the Code) (all such income items, “qualifying income”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or one or more “qualified publicly traded partnerships” (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) to its shareholders each taxable year. If a Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency. Your Fund ordinarily declares and pays dividends from its net investment income and distributes net realized capital gains, if any, once a year. Your Fund, however, may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

          If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

          Any dividend or distribution paid shortly after an investor’s purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of capital in an economic sense, as described herein. In addition, if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution

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with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

          Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund qualifies as a registered investment company, the Fund satisfies the 90% distribution requirement and more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid by the Fund. If a Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and therefore would be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as foreign tax credit against Federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held Fund shares for less than a specified minimum period during which it is not protected from risk of loss, (ii) is obligated to make payments related to dividends or (iii) holds Fund shares in arrangements in which the shareholder’s expected economic profits after non-U.S. taxes are insubstantial, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund also must meet this holding period requirement with respect to its foreign stock and securities in order for “creditable” taxes to flow-though. Each shareholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities maybe treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in “conversion transactions” (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

          Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such Section 1256 contract as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund’s taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to such Fund.

          Offsetting positions held by a Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute “straddles.” To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary

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income. Certain of the straddle positions held by the Fund may constitute “mixed straddles.” The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

          If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures or forward contract or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

          If the Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

          If a Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

          Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

          Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

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HOW TO REDEEM SHARES

          General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder® order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

          If your Fund offers more than one class of shares, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the class of shares to be redeemed or if you own fewer shares of the class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

          Redemption Fee. (All Funds) The Fund will deduct a redemption fee equal to 2% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 60 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund.

          Subject to the exceptions described in the Fund’s Prospectus, shares held for less than the 60 day holding period will be subject to the Fund’s redemption fee, whether held directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the Fund.

          The redemption fee will be charged and retained by the Fund on shares sold before the end of the required holding period. The Fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective. For example, the holding period for shares purchased on April 10 (trade date) begins on April 11 and ends 59 days later on June 8. Thus, if you redeemed these shares on June 8, you would be assessed the fee, but you would not be assessed the fee if you redeemed on or after June 9.

          The redemption fee generally is collected by deduction from the redemption proceeds, but may be imposed by billing you if the fee is not imposed as part of the redemption transaction.

          The Fund may postpone the effective date of the assessment of the redemption fee on the underlying shareholder accounts within an omnibus account if an intermediary is unable to collect the Fund’s redemption fee.

          The Fund may impose the redemption fee at the plan level for employee benefit plans that hold shares on behalf of a limited number of employees. Plan sponsors of such benefit plans that opt to impose redemption fees at the employee account level, rather than the plan level, must enter into

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agreements with Dreyfus that obligate the sponsor to collect and remit redemption fees at the employee level and to provide to the Fund, at its request, shareholder identity and transaction information.

          The Fund’s Prospectus contains information on transactions for which the redemption fee is waived. The Fund reserves the right to exempt additional transactions from the fee.

          Contingent Deferred Sales Charge—Class B Shares. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares of the Fund redeemed does not exceed (i) the current net asset value of Class B shares of the Fund acquired through reinvestment of Fund dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

          If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund’s performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

          In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years for the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

          The following table sets forth the rates of the CDSC and the conversion to Class A schedule for Class B shares except for certain Class B shares issued in exchange for shares originally issued by the Acquired Fund described below:

Year Since Purchase Payment Was Made	CDSC as a % of Amount Invested or Redemption Proceeds (whichever is less)

First	4.00
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00*

* These Class B shares will automatically convert into Class A shares approximately six years after the date of purchase.

          The following table sets forth the rates of the CDSC payable to the Acquired Fund’s former distributor and the conversion to Class A schedule for Class B shares of a Fund issued in exchange for Class B shares originally issued by the Acquired Fund before December 1, 2003:

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Year Since Purchase Payment Was Made	CDSC as a % of Amount Invested or Redemption Proceeds (whichever is less)

First	5.00
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	0.00
Eighth	0.00**

**

These Class B shares will automatically convert into Class A shares at the end of the calendar quarter that is eight years after the initial purchase of the Class B shares of the Acquired Fund (applies to such Class B shares originally issued by the Acquired Fund before December 1, 2003).

          In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing Class B shares of the Fund acquired pursuant to the reinvestment of Fund dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years (or eight years for certain shares issued in exchange for shares originally issued by the Acquired Fund); and finally, of amounts representing the cost of shares held for the longest period.

          For example, assume an investor purchased 100 shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional Fund shares through the reinvestment of Fund dividends. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor’s shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, for Dreyfus Greater China Fund, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60. Dreyfus Emerging Asia Fund would be charged at a rate of 1% for a total CDSC of $2.40.

          Contingent Deferred Sales Charge—Class C Shares. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See “Contingent Deferred Sales Charge — Class B Shares” above.

          Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70½ in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company’s Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior

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to the termination of such waiver will have the CDSC waived as provided in the Fund’s Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

          To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

          Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on days that the New York Stock Exchange is open for regular business, the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See “How to Buy Shares” for a discussion of additional conditions or fees that may be imposed upon redemption.

          In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time) time) on days that the New York Stock Exchange is open for regular business, are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

          Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

          Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account you have specified on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

          To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Stock Certificates; Signatures.”

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          Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See “How to Buy Shares—Dreyfus TeleTransfer Privilege.”

          Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and “Signature-Guaranteed” must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

          Redemption Commitment. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of such value of such Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s securities are valued. If the recipient sells such securities, brokerage charges would be incurred.

          Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund’s shareholders.

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SHAREHOLDER SERVICES

          Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of the same class of another fund in the Dreyfus Family of Funds or shares of certain other funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in your state of residence. The Fund will deduct a redemption fee equal to 2% of the net asset value of Fund shares exchanged out of the fund where the exchange is made less than 60 days after the issuance of such shares. Shares of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.

Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

E.

Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

          To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

          You also may exchange your Class B shares for Class B shares of General Money Market Fund, Inc. (the “General Fund”), a money market fund advised by Dreyfus. The shares so purchased will be held in a special account created solely for this purpose (“Exchange Account”). Exchanges of shares from an Exchange Account only can be made into Class B shares of funds in the Dreyfus Family of Funds. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the General Fund’s Exchange Account. In addition, the time Class B shares are held in the Exchange Account will be taken into account for purposes of calculating when such shares convert to Class A shares. If your Class B shares are held in the General Fund’s Exchange Account at the time such shares are scheduled to convert to Class A shares, you will receive Class A shares of the General Fund. Class A and Class C shares may be exchanged for shares of Dreyfus

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Worldwide Dollar Money Market Fund, Inc. (“Worldwide Dollar Fund”). Shareholders who hold shares of Worldwide Dollar Fund in an Exchange Account may continue to hold those shares and upon redemption from the Exchange Account or other applicable fund account, the applicable CDSC and conversion to Class A schedule will be calculated, without regard to the time such shares were held in Worldwide Dollar Fund’s Exchange Account. See “How to Redeem Shares.” Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege and the Automatic Withdrawal Plan, as described below.

          To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable “No” box on the Account Application, indicating that you specifically refuses this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

          To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

          Exchanges of Class I shares held by a Retirement Plan may be made only between the investor’s Retirement Plan account in one fund and such investor’s Retirement Plan account in another fund.

          During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components — redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the Fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

          Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, of which you are a shareholder (including, for Class B shares, Class B shares of the General Fund held in an Exchange Account). This Privilege is available only for existing accounts. With respect to Class I shares held by a Retirement Plan, exchanges may be made only between the investor’s Retirement Plan account in one fund and such investor’s Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Dreyfus Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege.

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Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

          Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

          Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611, or visiting www.dreyfus.com. The Company reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Class A, C, or I shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

          Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Class A, C, or I shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans’, military or other payments from the U.S. Government automatically deposited into your fund account.

          Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Class A, C, or I shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer’s payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

          Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Class A, C, or I shares of the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder. Shares other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

(a)	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.

(b)	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

(c)

Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

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(d)	Dividends and distributions paid by a fund may be invested in the shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

          Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

          Dreyfus Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

          No CDSC with respect to Class B shares (including Class B shares held in an Exchange Account) or Class C shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% the greater of: (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B or Class C shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A shares subject to a CDSC under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

          Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

          Letter of Intent—Class A Shares. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A shares based on the total number of shares of Eligible Funds (as defined under “Right of Accumulation” above), purchased by you and any related “purchaser” (as defined above) in a 13 month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

          Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an

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adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter or Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was submitted.

          Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and Rollover IRAs), Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.

          If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

          The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

          Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

          You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.

PORTFOLIO TRANSACTIONS

          General. Dreyfus assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. Funds managed by dual employees of Dreyfus and an affiliated entity, and funds that employ a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the “Trading Desk”). Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.

          The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

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          In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

          Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk’s procedures, portfolio managers and their corresponding Trading Desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts and other relevant factors).

          Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

          To the extent that a fund invests in foreign securities, certain of such fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

          The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

          Funds and accounts managed by Dreyfus, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

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          The Fund contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of Dreyfus. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of Dreyfus are reasonable and fair.

          For the fiscal years ended October 31, 2007, 2008 and 2009, the amounts paid by each Fund for brokerage commissions, were as follows:

	Brokerage Commissions Paid			Brokerage Concessions Paid

	2007	2008	2009	2007	2008	2009
Dreyfus Greater China Fund	$6,265,501	$4,545,047	$XXX	$54,000	$0	$XXX
Dreyfus Emerging Asia Fund	N/A	$219,644	$XXX	N/A	$0	$XXX

          Soft Dollars. The term “soft dollars” is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a “safe harbor” that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

          Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e). Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity or sub-investment adviser in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

          The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a “mixed use”). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making

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process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

          The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

          There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client. The affiliated entity or sub-investment adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the affiliated entity or sub-investment adviser in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the affiliated entity or sub-investment adviser from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity or sub-investment adviser and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity or sub-investment adviser, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

          IPO Allocations. Certain funds advised by Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs. In deciding whether to purchase an IPO, Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and identifies funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs involve small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with the fund’s and/or account’s investment guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of “hot” IPOs, where Dreyfus (and if applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating funds or accounts managed by Dreyfus (or where applicable, a sub-adviser or Dreyfus affiliate). “Hot” IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation among funds and/or accounts will be based on relevant net asset values. Shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due transaction costs, market liquidity and other factors unique to international markets.

          Regular Broker-Dealers. A Fund may acquire securities issued by one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund’s portfolio transactions (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio transactions or (iii) sold the largest dollar amount of the Fund’s securities.

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Disclosure of Portfolio Holdings. It is the policy of the Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each fund, or its duly authorized service providers, publicly discloses its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings, at month-end, with a one-month lag, on the Dreyfus website at www.dreyfus.com. In addition fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund or its duly authorized service providers, may publicly disclose on the website its complete schedule of holdings twice a month, on the 15th day of the month and the last business day of the month, with a 15-day lag. Portfolio holdings will remain available on the website until the date on which the fund the files a Form N-CSR of Form N-Q for the period that includes the date as of which the website information is current.

          If a fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund’s portfolio holdings. Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

          Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund’s custodian, independent registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

          Disclosure of portfolio holdings may be authorized only by the fund’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the fund’s Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES
OF THE DREYFUS FAMILY OF FUNDS

          The Board of each fund in the Dreyfus Family of Funds has delegated to Dreyfus the authority to vote proxies of companies held in the fund’s portfolio. Dreyfus, through its participation on BNY Mellon’s Proxy Policy Committee (the “PPC”), applies BNY Mellon’s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

          Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best financial and economic interest of its clients and precludes the adviser from subrogating the clients’ interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must

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do so in a manner consistent with the best financial and economic interests of the fund and its shareholders.

          Dreyfus seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Dreyfus and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and proxies of mutual funds sponsored by Dreyfus or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers in Dreyfus’ and its affiliates’ discretion.

          All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon’s or Dreyfus’ policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, are referred to the PPC for discussion and vote. Additionally, the PPC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, Dreyfus seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

          When evaluating proposals, the PPC recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The PPC believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the PPC generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders.

          On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues. With respect to funds having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues are evaluated and voted separately by the fund’s portfolio manager in accordance with such policies, rather than pursuant to the PPC process described above.

          In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost

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of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

          Information regarding how proxies were voted for the funds is available on the Dreyfus Family of Funds’ website at http://www.dreyfus.com and on the Securities and Exchange Commission’s website at http://www.sec.gov on the fund’s Form N-PX filed with the Commission.

INFORMATION ABOUT THE COMPANY AND FUNDS

          Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive or subscription rights and are freely transferable.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company’s outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Company is a “series fund,” which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

          To date, the Board has authorized the creation of 14 series of shares. All consideration received by the Company for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Company has the ability to create, from time to time, new series without shareholder approval.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

          Effective June 1, 2007, each Fund’s “Class R” shares were redesignated as “Class I” shares.

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          Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund’s performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, each Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund’s management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Company will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Company will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Funds, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

          Each Fund will send annual and semi-annual financial statements to all its shareholders.

          The following shareholders are known by the Company to own of record 5% or more of a Class of the indicated Fund’s shares outstanding voting securities as of __________, 2010. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund.

Name and Addresses	Percent of Total Shares of Class Outstanding

Dreyfus Emerging Asia Fund – Class A

Dreyfus Emerging Asia –Class C

Dreyfus Emerging Asia Fund – Class I

Dreyfus Greater China Fund – Class A

Dreyfus Greater China Fund – Class B

Dreyfus Greater China Fund – Class C

Dreyfus Greater China Fund – Class I

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund’s Prospectus.

          Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for each Fund.

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APPENDIX
Rating Categories

Description of certain ratings assigned by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service (“Moody’s”) and Fitch Ratings (“Fitch”):

S&P

Long-term

AAA
An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

B-65

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol ‘r’ is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation ‘N.R.’ indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Commercial paper

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

B-66

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3

Issues carrying this designation have an adequate capacity for timely payment. The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
Issues rated B are regarded as having only speculative capacity for timely payment.

C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D

Debt rated ‘D’ is payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Moody’s

Long-term

Aaa

Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

A

Bonds rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

B-67

Bonds rated ‘Ba’ are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated ‘B’ generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
Bonds rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
Bonds rated ‘Ca’ represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more

B-68

pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MIG/VMIG--U.S. short-term

Municipal debt issuance ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch

Long-term investment grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

B-69

A

High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. ‘CC’ ratings indicate that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. ‘DD’ ratings indicate potential recoveries in the range of 50% - 90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

B-70

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2
Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
Default. Denotes actual or imminent payment default.

‘NR’ indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC’, or to short-term ratings other than ‘F1.

B-71

DREYFUS PREMIER INVESTMENT FUNDS, INC.

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)(1)

Registrant’s Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed December 28, 1994 (“Post-Effective Amendment No. 6”).

(a)(2)

Registrant’s Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, filed on March 27, 2008. (“Post-Effective Amendment No.46”)

(a)(3)	Registrant’s Articles Supplementary are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 46.

(a)(4)

Registrant’s Articles Supplementary are incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed July 14, 2009 (“Post-Effective Amendment No. 53”).

(b)

Registrant’s Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed February 28, 2007 (“Post-Effective Amendment No. 35”).

(d)(1)	Management Agreement, as revised, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 53.

(d)(2)	Sub-Investment Advisory Agreement, as revised, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 46.

(e)(1)	Distribution Agreement, as revised, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 53.

(e)(2)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 35.

(e)(3)	Form of Supplement to Service Agreements is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 35.

(g)(1)

Custody Agreement is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed February 28, 2008 (“Post-Effective Amendment No. 41”).

(g)(2)	Foreign Custody Agreement is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed February 26, 2002.

(h)(1)	Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 53.

(h)(2)	Amended and Restated Transfer Agency Agreement is incorporated by reference to Exhibit (h)(s) of Post-Effective Amendment No. 41.

(i)	Opinion and consent of Registrant’s counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 6.

(j)	Consent of Independent Auditors is to be filed by amendment.

(m)	Rule 12b-1 Plan, as revised, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 53.

(n)	Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 53.

(p)(1)	Code of Ethics is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35

(p)(2)

Codes of Ethics adopted by the Sub-Investment Advisers to the Registrant is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 28 to the Registration Statement of Form N-1A, filed on February 27, 2001.

Other Exhibits

(a)	Powers of Attorney is incorporated by reference to Other Exhibit (a) of Post-Effective Amendment No. 35.

(b)	Certificate of Secretary is incorporated by reference to Other Exhibit (b) of Post-Effective Amendment No. 35.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Registrant’s charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys’ fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of the fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article VII of the Registrant’s Articles of Incorporation and any amendments thereto, Article VIII of Registrant’s Amended and Restated By-Laws, Section 2-418 of the Maryland General Corporation Law, and Section 1.9 of the Distribution Agreement.

Item 26.	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation (“Dreyfus”) and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

                    Officers and Directors of Investment Adviser

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum Chief Executive Officer and Chair of the Board	MBSC Securities Corporation++	Chief Executive Officer Chairman of the Board Director Executive Vice President	3/08 - Present 3/08 - Present 6/07 - 3/08 6/07 - 3/08

	Dreyfus Service Corporation++	Director Executive Vice President	8/06 - 6/07 8/06 - 6/07

J. Charles Cardona President and Director	MBSC Securities Corporation++	Director Executive Vice President	6/07 - Present 6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

	Dreyfus Service Corporation++	Executive Vice President Director	2/97 - 6/07 8/00 - 6/07

Diane P. Durnin Vice Chair and Director	None

Phillip N. Maisano Director, Vice Chair and Chief Investment Officer	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A.+	Senior Vice President	4/06 - 6/08

	BNY Alcentra Group Holdings, Inc.++	Director	10/07 - Present

	BNY Mellon Investment Office GP LLC*	Manager	4/07 - Present

	Mellon Global Alternative Investments Limited London, England	Director	8/06 - Present

	Pareto Investment Management Limited London, England	Director	4/08 - Present

	The Boston Company Asset Management NY, LLC*	Manager	10/07 - Present

	The Boston Company Asset Management, LLC*	Manager	12/06 - Present

	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	EACM Advisors LLC 200 Connecticut Avenue Norwalk, CT 06854-1940	Chairman of Board	8/04 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Phillip N. Maisano Director, Vice Chair and Chief Investment Officer (continued)	Founders Asset Management LLC****	Member, Board of Managers	11/06 - 12/09

	Standish Mellon Asset Management Company, LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Board Member	12/06 - Present

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLP+	Board Member	12/06 - 12/07

	Newton Management Limited London, England	Board Member	12/06 - Present

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris Director	Standish Mellon Asset Management Company LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Chairman Chief Executive Officer Member, Board of Managers	2/05 - Present 8/04 - Present 10/04 - Present

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	President	12/05 - Present
		Manager	12/05 - Present

	Palomar Management London, England	Director	12/97 - Present

	Palomar Management Holdings Limited London, England	Director	12/97 - Present

	Pareto Investment Management Limited London, England	Director	9/04 - Present

	MAM (DE) Trust+++++	President Member of Board of Trustees	10/05 - 1/07 10/05 - 1/07

	MAM (MA) Holding Trust+++++	President Member of Board of Trustees	10/05 - 1/07 10/05 - 1/07

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley Director	The Bank of New York Mellon Corporation *****	Vice Chairman	7/07 - Present

	Mellon Financial Corporation+	Vice Chairman	6/01 - 6/07

	Mellon Trust of New England, N.A. *	Vice Chairman	4/05 - 6/08

	The Bank of New York Mellon *****	Vice Chairman	7/08 - Present

	BNY Mellon, National Association +	Vice Chairman	7/08 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	BNY Mellon Investment Office GP LLC+	Manager	4/07 - Present

	EACM Advisors LLC 200 Connecticut Avenue Norwalk, CT 06854-1940	Manager	6/04 - Present

	Ivy Asset Management Corp. One Jericho Plaza Jericho, NY 11753	Director	12/07 - Present

	Neptune LLC+++++	Chairman	7/98 - Present
		President	7/98 - Present
		Member, Management Committee	6/98 - Present

	Pareto Investment Management Limited London, England	Director	9/04 - Present

	The Boston Company Asset Management NY, LLC*	Manager	10/07 - Present

	The Boston Company Asset Management, LLC*	Manager	12/97 - Present

	The Boston Company Holding, LLC*	Vice Chairman	2/07 - Present

	Walter Scott & Partners Limited Edinburgh, Scotland	Director	10/06 - Present

	WestLB Mellon Asset Management Holdings Limited Dusseldorf, Germany	Director	4/06 - Present

	Mellon Bank, N.A. +	Vice Chairman	6/01 - 6/08

	Standish Mellon Asset Management Company, LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Board Member	7/01 – Present

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates, LLC*	Director	4/97 – Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley Director (continued)	Pareto Partners (NY) ++	Partner Representative	2/00 - Present

	Buck Consultants, Inc.++	Director	7/97 - Present

	Newton Management Limited London, England	Executive Committee Member Director	10/98 - Present 10/98 - Present

	BNY Mellon Asset Management Japan Limited Tokyo, Japan	Director	6/06 - Present

	TBCAM Holdings, LLC*	Director	1/98 – Present

	MAM (MA) Holding Trust+++++	Trustee	6/03 – Present

	MAM (DE) Trust+++++	Trustee	6/03 – Present

	Pareto Partners The Bank of New York Mellon Centre 160 Queen Victoria Street London England	Partner Representative	5/97 – Present

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee Member Chairman	1/98 – 12/07 1/98 – 12/07

	Mellon Global Investing Corp.*	Director Chairman Chief Executive Officer	5/97 – Present 5/97 - Present 5/97 – Present

Cyrus Taraporevala Director	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	The Boston Company Asset Management NY, LLC*	Manager	08/06 – Present

	The Boston Company Asset Management LLC*	Manager	01/08 – Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Scott E. Wennerholm Director	Mellon Capital Management Corporation***	Director	10/05 - Present

	Newton Management Limited London, England	Director	1/06 - Present

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street Boston, MA 02116	Administrator	11/07 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp. One Jericho Plaza Jericho, NY 11753	Director	12/07 - Present

	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	EACM Advisors LLC 200 Connecticut Avenue Norwalk, CT 06854-1940	Manager	6/04 - Present

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY, LLC*	Manager	10/07 - Present

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited London, England	Director	3/06 - Present

	Mellon Equity Associates, LLP+	Executive Committee Member	10/05 - 12/07

	Standish Mellon Asset Management Company, LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Member, Board of Managers	10/05 - Present

	The Boston Company Holding, LLC*	Member, Board of Managers	4/06 - Present

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 - 6/08

	Mellon Trust of New England, N. A.*	Director Senior Vice President	4/06 - 6/08 10/05 - 6/08

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Scott E. Wennerholm Director (continued)	MAM (DE) Trust+++++	Member of Board of Trustees	1/07 - Present

	MAM (MA) Holding Trust+++++	Member of Board of Trustees	1/07 - Present

Bradley J. Skapyak Chief Operating Officer and Director	MBSC Securities Corporation++	Executive Vice President	6/07 - Present
	Dreyfus Service Corporation++	Executive Vice President Senior Vice President	2/07 - 6/07 10/97 - 2/07

	The Bank of New York Mellon****	Senior Vice President	4/07 - Present

Dwight Jacobsen Executive Vice President and Director	Pioneer Investments 60 State Street Boston, Massachusetts	Senior Vice President	4/06 – 12/07

Patrice M. Kozlowski Senior Vice President – Corporate Communications	None

Gary Pierce Controller	The Bank of New York Mellon *****	Vice President	7/08 - Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer Treasurer	7/05 - 6/08 7/05 - 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 - Present

	MBSC, LLC++	Chief Financial Officer Manager, Board of Managers	7/05 - 6/07 7/05 - 6/07

	MBSC Securities Corporation++	Director Chief Financial Officer	6/07 - Present 6/07 - Present

	Dreyfus Service Corporation++	Director Chief Financial Officer	7/05 - 6/07 7/05 - 6/07

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 - 12/09
	Dreyfus Consumer Credit Corporation ++	Treasurer	7/05 - Present

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service Organization, Inc.++	Treasurer	7/05 - Present
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Joseph W. Connolly Chief Compliance Officer	The Dreyfus Family of Funds++	Chief Compliance Officer	10/04 - Present
	Laurel Capital Advisors, LLP+	Chief Compliance Officer	4/05 - Present
	The Mellon Funds Trust++	Chief Compliance Officer	10/04 - Present
	MBSC, LLC++	Chief Compliance Officer	10/04 – 6/07
	MBSC Securities Corporation++	Chief Compliance Officer	6/07 – Present
	Dreyfus Service Corporation++	Chief Compliance Officer	10/04 – 6/07

Gary E. Abbs Vice President – Tax	The Bank of New York Mellon+	First Vice President and Manager of Tax Compliance	12/96 – Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman President	01/09 – Present 01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Jill Gill Vice President – Human Resources	Mellon Financial Corporation +	Vice President	10/01 – 6/07

	MBSC Securities Corporation++	Vice President	6/07 – Present

	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

	Dreyfus Service Corporation++	Vice President	10/06 – 6/07

Joanne S. Huber Vice President – Tax	The Bank of New York Mellon+	State & Local Compliance Manager	07/1/07 – Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo Vice President – Information Systems	None

John E. Lane Vice President	A P Colorado, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	A P East, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Management, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Properties, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	A P Rural Land, Inc. +	Vice President– Real Estate and Leases	8/07 - 9/07

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane Vice President (continued)	Allomon Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	AP Residential Realty, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	AP Wheels, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	BNY Mellon, National Association +	Vice President – Real Estate and Leases	7/08 - Present
	Citmelex Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Eagle Investment Systems LLC 65 LaSalle Road West Hartford, CT 06107	Vice President– Real Estate and Leases	8/07 - Present
	East Properties Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	FSFC, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Holiday Properties, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	MBC Investments Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	MBSC Securities Corporation++	Vice President– Real Estate and Leases	8/07 - Present
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Bank Community Development Corporation+	Vice President– Real Estate and Leases	11/07 - Present

	Mellon Capital Management Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #1+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #4+	Vice President – Real Estate and Leases	7/07 - Present
	Mellon Funding Corporation+	Vice President– Real Estate and Leases	12/07 - Present
	Mellon Holdings, LLC+	Vice President– Real Estate and Leases	12/07 - Present
	Mellon International Leasing Company+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Leasing Corporation+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Private Trust Company, National Association+	Vice President– Real Estate and Leases	8/07 - 1/08

	Mellon Securities Trust Company+	Vice President– Real Estate and Leases	8/07 - 7/08
	Mellon Trust Company of Illinois+	Vice President– Real Estate and Leases	8/07 - 07/08
	Mellon Trust Company of New England, N.A.+	Vice President– Real Estate and Leases	8/07 - 6/08
	Mellon Trust Company of New York LLC++	Vice President– Real Estate and Leases	8/07 - 6/08
	Mellon Ventures, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Melnamor Corporation+	Vice President– Real Estate and Leases	8/07 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane Vice President (continued)	MFS Leasing Corp. +	Vice President– Real Estate and Leases	7/07 - Present
	MMIP, LLC+	Vice President– Real Estate and Leases	8/07 - Present
	Pareto New York LLC++	Vice President– Real Estate and Leases	10/07 - Present
	Pontus, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Promenade, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	RECR, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	SKAP #7+	Vice President– Real Estate and Leases	8/07 - 11/07
	Technology Services Group, Inc.*****	Senior Vice President	6/06 - Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	The Bank of New York Mellon*****	Vice President – Real Estate and Leases	7/08 - Present
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
Jeanne M. Login Vice President	A P Colorado, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P East, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Management, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Properties, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	A P Rural Land, Inc. +	Vice President– Real Estate and Leases	8/07 - 9/07
	Allomon Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	AP Residential Realty, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	AP Wheels, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	APT Holdings Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	BNY Investment Management Services LLC++++	Vice President– Real Estate and Leases	1/01 - Present
	BNY Mellon, National Association +	Vice President – Real Estate and Leases	7/08 - Present
	Citmelex Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Eagle Investment Systems LLC+	Vice President– Real Estate and Leases	8/07 - Present
	East Properties Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	FSFC, Inc. +	Vice President– Real Estate and Leases	8/07 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Jeanne M. Login Vice President (continued)	Holiday Properties, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	MBC Investments Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	MBSC Securities Corporation++	Vice President– Real Estate and Leases	8/07 - Present
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Bank Community Development Corporation+	Vice President – Real Estate and Leases	11/07 - Present

	Mellon Capital Management Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #1+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #4+	Vice President – Real Estate and Leases	7/07 - Present
	Mellon Funding Corporation+	Vice President – Real Estate and Leases	12/07 - Present
	Mellon Holdings LLC+	Vice President – Real Estate and Leases	12/07 - Present
	Mellon International Leasing Company+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Leasing Corporation+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Private Trust Company, National Association+	Vice President – Real Estate and Leases	8/07 - 1/08

	Mellon Securities Trust Company+	Vice President – Real Estate and Leases	8/07 - 7/08
	Mellon Trust of New England, N.A. *	Vice President – Real Estate and Leases	8/07 - 6/08
	Mellon Trust Company of Illinois+	Vice President– Real Estate and Leases	8/07 - 7/08
	MFS Leasing Corp. +	Vice President– Real Estate and Leases	7/07 - Present
	MMIP, LLC+	Vice President– Real Estate and Leases	8/07 - Present
	Pontus, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Promenade, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	RECR, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	SKAP #7+	Vice President – Real Estate and Leases	8/07 - 11/07
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	The Bank of New York Mellon*****	Vice President – Real Estate and Leases	7/08 - Present
	Trilem, Inc. +	Vice President – Real Estate and Leases	8/07 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

James Bitetto Secretary	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President Director	2/02 - Present 2/02 - 7/06

	Founders Asset Management LLC****	Assistant Secretary	3/09 - 12/09

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 26(b).	Business and Other Connections of Sub-Investment Adviser.

Registrant is fulfilling the requirement of this Item 26(b) to provide a list of the officers and directors of Urdang securities Management, Inc. (“Urdang”), the sub-investment adviser to Registrant’s Dreyfus Premier Global Real Estate Securities Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Urdang or that firm’s officers and directors during the past two years, by incorporating by reference the information contained in the

Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Urdang (SEC File No. 801-51733).

Item 27.	Principal Underwriters

(a) Other investment companies for which Registrant’s principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.
2.	BNY Mellon Funds Trust
3.	CitizensSelect Funds
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Government Money Market Fund
7.	Dreyfus BASIC U.S. Mortgage Securities Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus Cash Management
10.	Dreyfus Cash Management Plus, Inc.
11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
12.	Dreyfus Funds, Inc.
13.	The Dreyfus Fund Incorporated
14.	Dreyfus Government Cash Management Funds
15.	Dreyfus Growth and Income Fund, Inc.
16.	Dreyfus Index Funds, Inc.
17.	Dreyfus Institutional Cash Advantage Funds
18.	Dreyfus Institutional Money Market Fund
19.	Dreyfus Institutional Preferred Money Market Funds
20.	Dreyfus Institutional Reserves Funds
21.	Dreyfus Intermediate Municipal Bond Fund, Inc.
22.	Dreyfus International Funds, Inc.
23.	Dreyfus Investment Funds
24.	Dreyfus Investment Grade Funds, Inc.
25.	Dreyfus Investment Portfolios
26.	The Dreyfus/Laurel Funds, Inc.
27.	The Dreyfus/Laurel Funds Trust
28.	The Dreyfus/Laurel Tax-Free Municipal Funds
29.	Dreyfus LifeTime Portfolios, Inc.
30.	Dreyfus Liquid Assets, Inc.
31.	Dreyfus Manager Funds I
32.	Dreyfus Manager Funds II
33.	Dreyfus Massachusetts Municipal Money Market Fund
34.	Dreyfus Midcap Index Fund, Inc.
35.	Dreyfus Money Market Instruments, Inc.
36.	Dreyfus Municipal Bond Opportunity Fund
37.	Dreyfus Municipal Cash Management Plus
38.	Dreyfus Municipal Funds, Inc.
39.	Dreyfus Municipal Money Market Fund, Inc.
40.	Dreyfus New Jersey Municipal Bond Fund, Inc.
41.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
42.	Dreyfus New York AMT-Free Municipal Bond Fund
43.	Dreyfus New York AMT-Free Municipal Money Market Fund
44.	Dreyfus New York Municipal Cash Management
45.	Dreyfus New York Tax Exempt Bond Fund, Inc.

46.	Dreyfus Opportunity Funds
47.	Dreyfus Pennsylvania Municipal Money Market Fund
48.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
49.	Dreyfus Premier Equity Funds, Inc.
50.	Dreyfus Premier GNMA Fund, Inc.
51.	Dreyfus Premier Investment Funds, Inc.
52.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
53.	Dreyfus Premier Worldwide Growth Fund, Inc.
54.	Dreyfus Research Growth Fund, Inc.
55.	Dreyfus State Municipal Bond Funds
56.	Dreyfus Stock Funds
57.	Dreyfus Short-Intermediate Government Fund
58.	The Dreyfus Socially Responsible Growth Fund, Inc.
59.	Dreyfus Stock Index Fund, Inc.
60.	Dreyfus Tax Exempt Cash Management Funds
61.	The Dreyfus Third Century Fund, Inc.
62.	Dreyfus Treasury & Agency Cash Management
63.	Dreyfus Treasury Prime Cash Management
64.	Dreyfus U.S. Treasury Intermediate Term Fund
65.	Dreyfus U.S. Treasury Long Term Fund
66.	Dreyfus 100% U.S. Treasury Money Market Fund
67.	Dreyfus Variable Investment Fund
68.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
69.	General California Municipal Money Market Fund
70.	General Government Securities Money Market Funds, Inc.
71.	General Money Market Fund, Inc.
72.	General Municipal Money Market Funds, Inc.
73.	General New York Municipal Bond Fund, Inc.
74.	General New York Municipal Money Market Fund
75.	Strategic Funds, Inc.

(b)

Name and principal Business address	Positions and offices with the Distributor	Positions and Offices with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
Ken Bradle**	President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher******	Executive Vice President	None
James D. Kohley****	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President and Director	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Karin L. Waldmann*	Privacy Officer	None
Gary E. Abbs****	Vice President - Tax	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
Joanne S. Huber****	Vice President - Tax	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)

Name and principal Business address	Positions and offices with the Distributor	Positions and Offices with Registrant

James Bitetto*	Assistant Secretary	Vice President and Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
*****	Principal business address is One Boston Place, Boston, MA 02108.
******	Principal business address is 595 Market Street, San Francisco, CA 94105.
*******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

	1.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

	2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

	3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of December, 2009

DREYFUS PREMIER INVESTMENT FUNDS, INC.

BY:	/s/J. David Officer*

J. David Officer, PRESIDENT

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ J. David Officer *	President (Principal Executive Officer) and Director	12/30/09

J. David Officer

/s/James Windels*	Treasurer (Principal Financial Officer)	12/30/09

James Windels

/s/Joseph S. DiMartino*	Chairman of the Board	12/30/09

Joseph S. DiMartino

/s/Gordon J. Davis*	Board Member	12/30/09

Gordon J. Davis

/s/David P. Feldman*	Board Member	12/30/09

David P. Feldman

/s/Lynn Martin*	Board Member	12/30/09

Lynn Martin

/s/Philip L. Toia*	Board Member	12/30/09

Philip L. Toia

*BY:	/s/Michael A. Rosenberg

Michael A. Rosenberg
Attorney-in-Fact